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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       January 1, 2005 to June 30, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2005

ING GET U.S. Core Portfolio

• Series 1
• Series 2
• Series 3
• Series 4
• Series 5
• Series 6
• Series 7
• Series 8
• Series 9

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY
Dear Shareholder:
We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.
The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.
The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.
As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.
Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.
We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.
On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.
Sincerely,
James M. Hennessy
President
ING Funds
July 27, 2005

(1) Morgan Stanley Capital International
International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

Market Perspective:      Six Months Ended June 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.
Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.
The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.
Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.
European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.
The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

Market Perspective:      Six Months Ended June 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.
(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET U.S. Core Portfolio
Investment Strategy and Principal Risks

What is the Investment Strategy During the Guarantee Period?
The ING GET U.S. Core Portfolio Series 1, 2, 3, 4, 5, 6, 7, 8 and 9 (“Series”) do not implement an “investment strategy” in any conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:
During the Guarantee Period, the Series’ assets will be allocated between the:

•	Equity Component, consisting of common stocks included in the Standard & Poor’s (“S&P”) 500 Index, futures contracts on the S&P 500 Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investments in such securities (“Equity Component”); and the

•	Fixed Component, consisting primarily of short-to intermediate-duration U.S. Government securities (“Fixed Component”).
The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.
How does the Series’ Asset Allocation work?
ING Investment Management Co. (“ING IM”), Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the “material decline” at 20%, more assets will likely be allocated to the Equity Component than if the “material decline” is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.
Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500 Index that it believes will outperform the S&P 500 Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500 Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500 Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.
If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500 Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds

ING GET U.S. Core Portfolio
Investment Strategy and Principal Risks

(“ETFs”), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.
Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by S&P or Moody’s Investors Service, Inc. (Moody’s), respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody’s. The Fixed Component may also include U.S. Treasury futures and money market instruments.
What are the Principal Guarantee Period Risks?
Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.
Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.
Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.
Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.
The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.
It is possible that on the Maturity Date, a Contract- holder or Participant could receive only the guaranteed amount even though the equity markets,

ING GET U.S. Core Portfolio
Investment Strategy and Principal Risks

as well as the Equity Component, has had significant positive performance during the Guarantee Period.
When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.
Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.
Annuity Charges: Contract-holders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. As such, Contract-holders and Participants will incur different opportunity costs, as the Series’ Equity Component allocation will be reduced so as to preserve the Series’ assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.
Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.
The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.
With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.
Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.
Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.
Exchange Traded Funds: ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the

ING GET U.S. Core Portfolio
Investment Strategy and Principal Risks

prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.
Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005, unless otherwise indicated.
Actual Expenses
The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING GET U.S. Core Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Actual Fund Return
Series 1	$1,000.00	$1,000.00	0.97%	$4.81
Series 2	1,000.00	1,000.00	0.97	4.81
Series 3	1,000.00	999.00	0.97	4.81
Series 4	1,000.00	999.00	1.00	4.96
Series 5	1,000.00	1,000.00	1.00	4.96
Series 6	1,000.00	1,004.00	0.99	4.92
Series 7	1,000.00	1,001.00	0.91	4.51

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 for Series 1 - 7, and 114/365 and 23/365 for Series 8 and Series 9, respectively (to reflect the one-half year period or the number of days since guarantee date).

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING GET U.S. Core Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*

Hypothetical (5% return before expenses)
Series 1	$1,000.00	$1,019.98	0.97%	$4.86
Series 2	1,000.00	1,019.98	0.97	4.86
Series 3	1,000.00	1,019.98	0.97	4.86
Series 4	1,000.00	1,019.84	1.00	5.01
Series 5	1,000.00	1,019.84	1.00	5.01
Series 6	1,000.00	1,019.89	0.99	4.96
Series 7	1,000.00	1,020.28	0.91	4.56
Series 8	1,000.00	1,021.27	0.71	3.56
Series 9	1,000.00	1,021.92	0.58	2.91

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
	March 9, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Series 8†	$1,000.00	$996.00	0.71%	$3.51
Hypothetical (5% return before expenses, since Series inception)
Series 8	1,000.00	1,013.40	0.71	2.23

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
	June 8, 2005	June 30, 2005	Ratio	June 30, 2005**

Actual Fund Return
Series 9†	$1,000.00	$1,000.00	0.58%	$2.88
Hypothetical (5% return before expenses, since Series inception)
Series 9	1,000.00	1,002.79	0.58	0.37

†	These Series had less than six months of operation during the period. Performance for Series 8 used in the calculation is the return since the date the Series entered the guarantee period. Series 9 has not entered the guarantee period as of June 30, 2005.

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 114/365 for Series 8 and 23/365 for Series 9 (to reflect the number of days since the Series inception).

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2005 (Unaudited)

	ING GET U.S. Core Portfolio

	Series 1	Series 2	Series 3	Series 4	Series 5

ASSETS:
Investments in securities at value*	$172,600,931	$140,485,561	$212,128,379	$77,210,308	$48,704,106
Repurchase agreement	576,000	1,059,000	620,000	584,000	424,000
Cash	644	825	508	111	403
Dividends and interest receivable	72,471	45,238	75,922	32,859	37,018
Prepaid organizational expenses	—	—	—	—	2,917
Other prepaid expenses	12,368	9,434	14,909	5,361	1,089
Reimbursement due from manager	—	—	—	—	5,815

Total assets	173,262,414	141,600,058	212,839,718	77,832,639	49,175,348

LIABILITIES:
Payable for fund shares redeemed	—	160,815	—	—	—
Payable to affiliates	131,196	106,805	160,680	58,503	36,883
Payable for trustee fees	1,778	2,733	1,867	3,973	1,596
Other accrued expenses and liabilities	48,790	50,038	47,064	36,596	34,725

Total liabilities	181,764	320,391	209,611	99,072	73,204

NET ASSETS	$173,080,650	$141,279,667	$212,630,107	$77,733,567	$49,102,144

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$158,585,925	$132,837,610	$210,546,537	$73,048,223	$45,743,143
Undistributed net investment income	6,021,115	5,436,140	6,360,543	2,194,282	879,095
Accumulated net realized gain (loss) on investments	6,865,136	2,355,776	(2,393,759)	662,109	1,045,295
Net unrealized appreciation (depreciation) on investments	1,608,474	650,141	(1,883,214)	1,828,953	1,434,611

NET ASSETS	$173,080,650	$141,279,667	$212,630,107	$77,733,567	$49,102,144

* Cost of investments in securities	$170,992,457	$139,835,420	$214,011,593	$75,381,355	$47,269,495
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,294,655	13,531,638	21,003,249	7,395,734	4,646,895
Net asset value and redemption price per share	$10.62	$10.44	$10.12	$10.51	$10.57
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2005 (Unaudited)

	ING GET U.S. Core Portfolio

	Series 6	Series 7	Series 8	Series 9

ASSETS:
Investments in securities at value*	$136,375,817	$103,579,717	$58,872,354	$—
Short-term investments**	—	—	—	24,102,032
Repurchase agreement	1,390,000	646,000	112,000	4,686,000
Cash	463	826	565	72
Receivables:
Fund shares sold	—	—	—	530,688
Dividends and interest	94,840	67,455	30,872	887
Prepaid organization expenses	6,657	10,315	14,055	—
Other prepaid expenses	5,802	1,434	2	—
Reimbursement due from manager	—	3,427	947	—

Total assets	137,873,579	104,309,174	59,030,795	29,319,679

LIABILITIES:
Payable for fund shares redeemed	—	—	366,403	281,268
Payable to affiliates	104,090	78,394	38,488	6,806
Payable for trustee fees	3,605	1,868	884	98
Other accrued expenses and liabilities	55,352	30,593	13,920	953

Total liabilities	163,047	110,855	419,695	289,125

NET ASSETS	$137,710,532	$104,198,319	$58,611,100	$29,030,554

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$135,458,492	$104,017,071	$58,567,840	$29,003,962
Undistributed net investment income	1,784,381	887,562	304,094	28,789
Accumulated net realized gain (loss) on investments	(1,408,807)	(1,371,200)	2,705	(201)
Net unrealized appreciation (depreciation) on investments	1,876,466	664,886	(263,539)	(1,996)

NET ASSETS	$137,710,532	$104,198,319	$58,611,100	$29,030,554

* Cost of investments in securities	$134,499,351	$102,914,831	$59,135,893	$—
** Cost of short-term investments	$—	$—	$—	$24,104,028
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,559,418	10,368,066	5,847,006	2,899,374
Net asset value and redemption price per share	$10.16	$10.05	$10.02	$10.01
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2005 (Unaudited)

	ING GET U.S. Core Portfolio

	Series 1	Series 2	Series 3	Series 4	Series 5

INVESTMENT INCOME:
Dividends	$588,539	$413,346	$650,768	$276,461	$311,515
Interest	2,052,516	1,875,293	2,516,776	1,020,316	337,386

Total investment income	2,641,055	2,288,639	3,167,544	1,296,777	648,901

EXPENSES:
Investment management fees	550,525	446,905	684,031	246,368	152,406
Distribution and service fees	229,385	186,209	285,011	102,653	63,502
Transfer agent fees	127	103	103	156	1,850
Administrative service fees	50,463	40,965	62,700	22,583	13,970
Shareholder reporting expense	10,550	8,060	9,575	7,495	4,420
Registration fees	3,080	2,326	3,688	1,323	3,218
Professional fees	18,995	12,440	27,115	9,530	6,530
Custody and accounting expense	17,110	14,380	14,890	6,900	6,575
Trustee fees	3,165	3,620	3,620	2,710	1,535
Offering and organization costs	—	—	2,876	6,739	7,439
Miscellaneous expense	6,083	6,247	7,548	4,076	2,644

Total expenses	889,483	721,255	1,101,157	410,533	264,089
Net waived and reimbursed fees	—	—	—	—	(6,164)

Net expenses	889,483	721,255	1,101,157	410,533	257,925

Net investment income	1,751,572	1,567,384	2,066,387	886,244	390,976

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,043,872	486,197	213,214	622,077	555,069
Net change in unrealized appreciation or depreciation on investments	(2,862,873)	(2,174,851)	(2,726,757)	(1,657,217)	(977,489)

Net realized and unrealized loss on investments	(1,819,001)	(1,688,654)	(2,513,543)	(1,035,140)	(422,420)

Decrease in net assets resulting from operations	$(67,429)	$(121,270)	$(447,156)	$(148,896)	$(31,444)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the periods ended June 30, 2005 (Unaudited)

	ING GET U.S. Core Portfolio

	Series 6	Series 7	Series 8	Series 9

	Six Months	Six Months	March 9,	June 8,
	Ended	Ended	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,	June 30,
	2005	2005	2005	2005

INVESTMENT INCOME:
Dividends	$804,724	$319,924	$32,519	$—
Interest	1,164,830	914,495	374,055	36,760

Total investment income	1,969,554	1,234,419	406,574	36,760

EXPENSES:
Investment management fees	433,981	228,647	47,456	3,066
Distribution and service fees	180,825	111,843	34,362	3,066
Transfer agent fees	985	879	275	25
Administrative service fees	39,780	24,605	7,560	674
Shareholder reporting expense	10,255	8,865	2,749	245
Registration fees	2,033	2,275	—	—
Professional fees	22,715	18,519	5,773	515
Custody and accounting expense	10,995	6,702	2,062	184
Trustee fees	3,203	2,648	1,100	98
Offering and organization costs	7,439	4,685	945	—
Miscellaneous expense	3,491	2,911	1,145	98

Total expenses	715,702	412,579	103,427	7,971
Net waived and reimbursed fees	—	(4,736)	(947)	—

Net expenses	715,702	407,843	102,480	7,971

Net investment income	1,253,852	826,576	304,094	28,789

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,329,153)	(1,370,750)	2,705	(201)
Net change in unrealized appreciation or depreciation on investments	547,067	665,691	(263,539)	(1,996)

Net realized and unrealized loss on investments	(782,086)	(705,059)	(260,834)	(2,197)

Increase in net assets resulting from operations	$471,766	$121,517	$43,260	$26,592

(1)	Commencement of operations
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET U.S. Core Portfolio

	Series 1		Series 2		Series 3

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,751,572	$4,258,929	$1,567,384	$3,867,361	$2,066,387	$4,259,055
Net realized gain (loss) on investments	1,043,872	5,946,519	486,197	1,867,985	213,214	(2,610,022)
Net change in unrealized appreciation or depreciation on investments	(2,862,873)	(2,815,102)	(2,174,851)	1,365,249	(2,726,757)	842,278

Net increase (decrease) in net assets resulting from operations	(67,429)	7,390,346	(121,270)	7,100,595	(447,156)	2,491,311

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,516,468)	—	(183,294)	—	(2,858)
Net realized gains	—	(239,552)	—	(1,729)	—	—

Total distributions	—	(1,756,020)	—	(185,023)	—	(2,858)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	—	—	—	305,186,617
Dividends reinvested	—	1,756,020	—	185,023	—	2,858

	—	1,756,020	—	185,023	—	305,189,475
Cost of shares redeemed	(27,579,271)	(61,196,977)	(18,734,169)	(69,968,019)	(40,757,259)	(64,573,296)

Net increase (decrease) in net assets resulting from capital share transactions	(27,579,271)	(59,440,957)	(18,734,169)	(69,782,996)	(40,757,259)	240,616,179

Net increase (decrease) in net assets	(27,646,700)	(53,806,631)	(18,855,439)	(62,867,424)	(41,204,415)	243,104,632

NET ASSETS:
Beginning of period	200,727,350	254,533,981	160,135,106	223,002,530	253,834,522	10,729,890

End of year period	$173,080,650	$200,727,350	$141,279,667	$160,135,106	$212,630,107	$253,834,522

Undistributed net investment income at end of period	$6,021,115	$4,269,543	$5,436,140	$3,868,756	$6,360,543	$4,294,156

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET U.S. Core Portfolio

	Series 4		Series 5		Series 6

	Six Months	March 12,	Six Months	June 11,	Six Months	September 10,
	Ended	2004(1) to	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$886,244	$1,296,412	$390,976	$483,715	$1,253,852	$454,708
Net realized gain (loss) on investments	622,077	39,550	555,069	489,831	(1,329,153)	(79,750)
Net change in unrealized appreciation or depreciation on investments	(1,657,217)	3,486,170	(977,489)	2,412,100	547,067	1,329,399

Net increase (decrease) in net assets resulting from operations	(148,896)	4,822,132	(31,444)	3,385,646	471,766	1,704,357

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	100,232,726	—	66,188,972	—	186,287,563
Cost of shares redeemed	(12,414,270)	(14,758,125)	(5,788,677)	(14,652,353)	(22,238,933)	(28,514,221)

Net increase (decrease) in net assets resulting from capital transactions	(12,414,270)	85,474,601	(5,788,677)	51,536,619	(22,238,933)	157,773,342

Net increase (decrease) in net assets	(12,563,166)	90,296,733	(5,820,121)	54,922,265	(21,767,167)	159,477,699

NET ASSETS:
Beginning of period	90,296,733	—	54,922,265	—	159,477,699	—

End of period	$77,733,567	$90,296,733	$49,102,144	$54,922,265	$137,710,532	$159,477,699

Undistributed net investment income at end of period	$2,194,282	$1,308,038	$879,095	$488,119	$1,784,381	$530,529

(1)	Commencement of operations
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING GET U.S. Core Portfolio

	Series 7		Series 8	Series 9

	Six Months	December 10,	March 9,	June 8,
	Ended	2004(1) to	2005(1) to	2005(1) to
	June 30,	December 31,	June 30,	June 30,
	2005	2004	2005	2005

FROM OPERATIONS:
Net investment income	$826,576	$53,133	$304,094	$28,789
Net realized gain (loss) on investments	(1,370,750)	(450)	2,705	(201)
Net change in unrealized appreciation or depreciation on investments	665,691	(805)	(263,539)	(1,996)

Net increase (decrease) in net assets resulting from operations	121,517	51,878	43,260	26,592

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,691,621	71,430,927	72,230,782	34,055,650
Cost of shares redeemed	(18,137,149)	(8,960,475)	(13,662,942)	(5,051,688)

Net increase in net assets resulting from capital share transactions	41,554,472	62,470,452	58,567,840	29,003,962

Net increase in net assets	41,675,989	62,522,330	58,611,100	29,030,554

NET ASSETS:
Beginning of period	62,522,330	—	—	—

End of period	$104,198,319	$62,522,330	$58,611,100	$29,030,554

Undistributed net investment income at end of year period	$887,562	$60,986	$304,094	$28,789

(1)	Commencement of operations
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 1 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months			June 13,
	Ended		Year Ended	2003(1) to
	June 30,		December 31,	December 31,
	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.62		10.35	10.00
Income from investment operations:
Net investment income	$0.10	**	0.24	0.06
Net realized and unrealized gain (loss) on investments	$(0.10)		0.11	0.29
Total from investment operations	$—		0.35	0.35
Less distributions from:
Net investment income	$—		0.07	—
Net realized gain on investments	$—		0.01	—
Total distributions	$—		0.08	—
Net asset value, end of period	$10.62		10.62	10.35
Total Return(2)%	0.00	*	3.45	3.40	***
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$173,081		200,727	254,534
Ratio of expenses to average net assets:
Expenses(3)%	0.97		0.97	0.99
Net investment income(3)%	1.91		1.92	1.81
Portfolio turnover rate %	27		79	29

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Amount represents less than 0.01%.
** Per share data calculated using average number of shares outstanding throughout the period.
*** Total return calculation began on September 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 3.50%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 2 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months			September 12,
	Ended		Year Ended	2003(1) to
	June 30,		December 31,	December 31,
	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.44		10.08	10.00
Income from investment operations:
Net investment income	$0.11	**	0.25	0.01
Net realized and unrealized gain (loss) on investments	$(0.11)		0.12	0.07
Total from investment operations	$—		0.37	0.08
Less distributions from:
Net investment income	$—		0.01	—
Total distributions	$—		0.01	—
Net asset value, end of period	$10.44		10.44	10.08
Total Return(2)%	0.00	*	3.68	0.70	***

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$141,280		160,135	223,003
Ratio of expenses to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.97		0.97	1.00
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97		0.97	1.06
Net investment income after expense reimbursement/recoupment(3)(4)%	2.10		2.10	1.16
Portfolio turnover rate %	30		56	—

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
*  Amount represents less than 0.01%.
** Per share data calculated using average number of shares outstanding throughout the period.
*** Total return calculation began on December 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 0.80%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 3 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months			December 12,
	Ended	Year Ended		2003(1) to
	June 30,	December 31,		December 31,
	2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.13	10.01		10.00
Income (loss) from investment operations:
Net investment income	$0.09 *	0.17		0.01
Net realized and unrealized gain (loss) on investments	$(0.10)	(0.05)		0.00	**
Total from investment operations	$(0.01)	0.12		0.01
Net asset value, end of period	$10.12	10.13		10.01
Total Return(2)%	(0.10)	1.20	††	—	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$212,630	253,835		10,730
Ratio of expenses to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.97	0.93		0.65
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97	0.93		4.31
Net investment income after expense reimbursement/recoupment(3)(4)%	1.81	1.81		0.46
Portfolio turnover rate %	41	65		—

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Amount represents less than $0.01 per share.
†   As of December 31, 2003, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 12, 2004). Total return from commencement of operations was 0.10%.
††   Total return calculation began on March 12, 2004, the first day of the Guarantee Period. Total return for the year ended December 31, 2004 was also 1.20%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 4 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	March 12,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.52	10.00
Income from investment operations:
Net investment income	$0.11 *	0.15
Net realized and unrealized gain (loss) on investments	$(0.12)	0.37
Total from investment operations	$(0.01)	0.52
Net asset value, end of period	$10.51	10.52
Total Return(2)%	(0.10)	5.09	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$77,734	90,297
Ratio of expenses to average net assets:
Expenses(3)(4)%	1.00	0.98
Net investment income(3)(4)%	2.16	2.36
Portfolio turnover rate %	26	48

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Total return calculation began on June 11, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.20%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 5 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months		June 11,
	Ended		2004(1) to
	June 30,		December 31,
	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.57		10.00
Income from investment operations:
Net investment income	$0.08	**	0.09
Net realized and unrealized gain (loss) on investments	$(0.08)		0.48
Total from investment operations	$—		0.57
Net asset value, end of period	$10.57		10.57
Total Return(2)%	0.00	*	5.49	***
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,102		54,922
Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.00		0.98
Gross expenses prior to expense reimbursement(3)%	1.03		1.04
Net investment income after expense reimbursement (3)(4)%	1.54		2.33
Portfolio turnover rate %	66		71

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
*  Amount represents less than 0.01%.
** Per share data calculated using average number of shares outstanding throughout the period.
*** Total return calculation began on September 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.70%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 6 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	September 10,
	Ended	2004(1) to
	June 30,	December 31,
	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.12	10.00
Income from investment operations:
Net investment income	$0.10	0.03
Net realized and unrealized gain (loss) on investments	$(0.06)	0.09
Total from investment operations	$0.04	0.12
Net asset value, end of period	$10.16	10.12
Total Return(2)%	0.40	0.90	*
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$137,711	159,478
Ratio of expenses to average net assets:
Expenses(3)%	0.99	0.77
Net investment income(3)%	1.73	1.36
Portfolio turnover rate %	43	6

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
* Total return calculation began on December 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 1.20%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 7 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months		December 10,
	Ended		2004(1) to
	June 30,		December 31,
	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.01		10.00
Income from investment operations:
Net investment income	$0.09	*	0.01
Net realized and unrealized gain (loss) on investments	$(0.05)		0.00	**
Total from investment operations	$0.04		0.01
Net asset value, end of period	$10.05		10.01
Total Return(2): %	0.10	†	—	††
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$104,198		62,522
Ratio of expenses to average net assets:
Net expenses prior to expense reimbursement(3)(4)%	0.91		0.65
Gross expense prior to expense reimbursement(3)%	0.92		0.65
Net investment income(3)(4)%	1.85		1.85
Portfolio turnover rate %	72		—

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
** Amount is less than $0.01.
†   Total return calculation began on March 9, 2005, the first day of the Guarantee Period. Total return for the six months ended June 30, 2005, was 0.40%.
††   As of December 31, 2004, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 9, 2005). Total return from commencement of operations was 0.10%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 8 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	March 9
	2005(1) to
	June 30,
	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.07	*
Net realized and unrealized loss on investments	$(0.05)
Total from investment operations	$0.02
Net asset value, end of period	$10.02
Total Return(2)%	(0.40	)†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$58,611
Ratio of expenses to average net assets:
Net expenses prior to expense reimbursement(3)(4)%	0.71
Gross expense prior to expense reimbursement(3)%	0.74
Net investment income(3)(4)%	2.17
Portfolio turnover rate %	3

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using average number of shares outstanding throughout the period.
†   Total return calculation began on June 8, 2005, the first day of the Guarantee Period. Total return from commencement of operations was 0.20%.
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 9 (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	June 8,
	2005(1) to
	June 30,
	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	$0.01
Net realized and unrealized gain on investments	$0.00	*
Total from investment operations	$0.01
Net asset value, end of period	$10.01
Total Return(2)%	—	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$29,031
Ratio of expenses to average net assets:
Expenses(3)%	0.58
Net investment income(3)%	2.11
Portfolio turnover rate %	—

(1) Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3) Annualized for periods less than one year.
* Amount is less than $0.01.
†   As of June 30, 2005, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (September 7, 2005). Total return from commencement of operations was 0.10%.
See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited)

NOTE 1 — ORGANIZATION
Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are ten separate investment Series which comprise the Trust. The nine that are in this report are as follows: ING GET U.S. Core Portfolio Series 1 (“Series 1”), ING GET U.S. Core Portfolio Series 2 (“Series 2”), ING GET U.S. Core Portfolio Series 3 (“Series 3”), ING GET U.S. Core Portfolio Series 4 (“Series 4”), ING GET U.S. Core Portfolio Series 5 (“Series 5”), ING GET U.S. Core Portfolio Series 6 (“Series 6”), ING GET U.S. Core Portfolio Series 7 (“Series 7”), ING GET U.S. Core Portfolio Series 8 (“Series 8”) and ING GET U.S. Core Portfolio Series 9 (“Series 9”), each a “Series” and collectively “the Series”.
Each Series seeks to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The insurance companies offering these Series currently are ING Life Insurance & Annuity Company (“ILIAC”) and ING USA Annuity and Life Insurance Company (“ING USA”). The insurance company offering these Series guarantees Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (the “Guarantee”). The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. The following information relates to the GET U.S. Core Portfolio.

	Offering	Guarantee	Maturity
	Period	Period	Date

Series 1*	06/13/03 – 09/11/03	09/12/03 – 09/12/08	09/12/08
Series 2*	09/12/03 – 12/11/03	12/12/03 – 12/12/08	12/12/08
Series 3*	12/12/03 – 03/11/04	03/12/04 – 03/13/09	03/13/09
Series 4*	03/12/04 – 06/10/04	06/11/04 – 06/12/09	06/12/09
Series 5*	06/11/04 – 09/09/04	09/10/04 – 09/09/11	09/09/11
Series 6*	09/10/04 – 12/09/04	12/10/04 – 12/09/11	12/09/11
Series 7*	12/10/04 – 03/08/05	03/09/05 – 03/08/12	03/08/12
Series 8*	03/09/05 – 06/07/05	06/08/05 – 06/07/12	06/07/12
Series 9	06/08/05 – 09/06/05	09/07/05 – 09/06/12	09/06/12

*	Closed to new investors.
Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2005, separate accounts of ILIAC and ING USA and their affiliates held all the shares outstanding of the Series.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Series in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Series’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

values as determined in good faith by or under the supervision of the Series’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Series’ Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Forward Foreign Currency Contracts. The Series may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Series agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Series’ net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2005, the Series did not have any open forward foreign currency contracts.

E.	Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Series. Distributions are determined annually in accordance with federal tax principles, which may differ from accounting principles generally accepted in the United States of America for investment companies. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The characteristics of income and gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.	Federal Income Taxes. It is the Series’ policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities generally have longer maturities. Each Series will receive as collateral cash or securities whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

J.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Series were expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period starting on the first day of the Guarantee Period on a straight-line basis.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2005, the cost of purchases and proceeds of sales of securities, excluding short-term and U.S. Government securities, were as follows:

	Purchases	Sales

Series 1	$26,325,581	$34,316,126
Series 2	15,755,469	29,556,091
Series 3	36,932,794	60,139,730
Series 4	13,426,305	21,967,028
Series 5	18,280,827	28,689,198
Series 6	37,625,206	61,355,072
Series 7	105,763,422	32,805,607
Series 8	38,714,891	1,266,122
U.S. Government securities not included above were as follows:

	Purchases	Sales

Series 1	$23,077,537	$42,510,044
Series 2	29,311,447	34,304,765
Series 3	56,525,062	73,126,166
Series 4	8,532,807	12,745,308
Series 5	15,455,476	10,796,968
Series 6	25,569,470	24,485,465
Series 7	41,110,094	10,379,911
Series 8	22,403,994	778,029
NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATION FEES
Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.
The Investment Manager has engaged ING Investment Management Co. (“ING IM”), to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of each Series in accordance with its investment objective and policies, subject to oversight by the Investment Manager.
ING Funds Services, LLC (the “Administrator”) acts as the administrator and provides certain administrative and shareholder services necessary for each Series’, operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.
The Investment Manager, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V., (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.
NOTE 5 — DISTRIBUTION FEES
The Series has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor”) is compensated by the Series for expenses incurred in the distribution of each Series’

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION FEES (continued)
share (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to reimburse or compensate for expenses incurred in the distribution and promotion of the Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Series pays the Distributor a Distribution Fee rate of 0.25% based on average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES
At June 30, 2005, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued		Accrued
	Investment	Accrued	Administrative
	Management	Distribution	Service
	Fee	Fee	Fee	Total

Series 1	$86,981	$7,973	$36,242	$131,196
Series 2	70,810	6,491	29,504	106,805
Series 3	106,528	9,765	44,387	160,680
Series 4	38,787	3,555	16,161	58,503
Series 5	24,453	2,241	10,189	36,883
Series 6	69,010	6,326	28,754	104,090
Series 7	51,974	4,764	21,656	78,394
Series 8	24,533	2,516	11,439	38,488
Series 9	3,066	674	3,066	6,806
The Series have adopted a Retirement Policy covering all independent trustees of the Series who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2005, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

			Payable for	Payable for
	Payable for	Payable for	Shareholder	Organization
	Custody	Professional	Reporting	and Offering
	Fees	Fees	Expense	Expenses

Series 1	$11,010	$13,857	$12,447	$10,000
Series 3	—	19,185	—	11,945
Series 4	—	5,302	7,600	20,724
Series 5	—	4,358	5,891	20,624
Series 6	8,287	11,835	11,850	18,398
Series 7	—	13,124	6,324	6,404
NOTE 8 — EXPENSE LIMITATIONS
ING Investments, LLC has entered into a written Expense Limitation Agreement with the Series whereby the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to 0.65% during the Offering Period and 1.00% during the Guarantee Period.
The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.
As of June 30, 2005, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager are $17,315, $4,736 and $947 for Series 5, Series 7 and Series 8, respectively. The expiration of the recoupment is June 30, 2008.
The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARE TRANSACTIONS
Transactions in capital shares and dollars were as follows:

	Series 1		Series 2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Dividends reinvested	—	170,984	—	18,283
Shares redeemed	(2,611,690)	(5,852,708)	(1,805,518)	(6,806,971)

Net decrease in shares outstanding	(2,611,690)	(5,681,724)	(1,805,518)	(6,788,688)

($)
Dividends reinvested	$—	$1,756,020	$—	$185,023
Shares redeemed	(27,579,271)	(61,196,977)	(18,734,169)	(69,968,019)

Net decrease	$(27,579,271)	$(59,440,957)	$(18,734,169)	$(69,782,996)

	Series 3		Series 4

	Six Months		Six Months	March 12,
	Ended	Year Ended	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Shares sold	—	30,491,531	—	10,014,125
Dividends reinvested	—	292	—	—
Shares redeemed	(4,052,522)	(6,508,502)	(1,186,264)	(1,432,127)

Net increase (decrease) in shares outstanding	(4,052,522)	23,983,321	(1,186,264)	8,581,998

($)
Shares sold	$—	$305,186,617	$—	$100,232,726
Dividends reinvested	—	2,858	—	—
Shares redeemed	(40,757,259)	(64,573,296)	(12,414,270)	(14,758,125)

Net increase (decrease)	$(40,757,259)	$240,616,179	$(12,414,270)	$85,474,601

	Series 5		Series 6

	Six Months	June 11,	Six Months	September 10,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

(Number of Shares)
Shares sold	—	6,607,446	—	18,610,172
Shares redeemed	(549,475)	(1,411,076)	(2,203,354)	(2,847,400)

Net increase (decrease) in shares outstanding	(549,475)	5,196,370	(2,203,354)	15,762,772

($)
Shares sold	$—	$66,188,972	$—	$186,287,563
Shares redeemed	(5,788,677)	(14,652,353)	(22,238,933)	(28,514,221)

Net increase (decrease)	$(5,788,677)	$51,536,619	$(22,238,933)	$157,773,342

	Series 7		Series 8	Series 9

	Six Months	December 10,	March 9,	June 8,
	Ended	2004(1) to	2005(1) to	2005(1) to
	June 30,	December 31,	June 30,	June 30,
	2005	2004	2005	2005

(Number of Shares)
Shares sold	5,945,878	7,142,247	7,210,328	3,404,206
Shares redeemed	(1,824,405)	(895,654)	(1,363,322)	(504,832)

Net increase in shares outstanding	4,121,473	6,246,593	5,847,006	2,899,374

($)
Shares sold	$59,691,621	$71,430,927	$72,230,782	$34,055,650
Shares redeemed	(18,137,149)	(8,960,475)	(13,662,942)	(5,051,688)

Net increase	$41,554,472	$62,470,452	$58,567,840	$29,003,962

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 10 — LINE OF CREDIT
The Series, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Series did not utilize the line of credit during the six months ended June 30, 2005.
NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.
There were no distributions to shareholders during the six months ended June 30, 2005. The tax composition of dividends and distributions to shareholders were as follows for the year ended December 31, 2004:

	Ordinary	Long-Term
	Income	Capital Gains

Series 1	$1,751,854	$4,166
Series 2	183,294	1,729
Series 3	2,858	—
The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

	Undistributed	Undistributed	Unrealized	Post October	Capital
	Ordinary	Long-term	Appreciation	Capital Losses	Loss	Expiration
	Income	Capital Gain	(Depreciation)	Deferred	Carryforwards	Dates

Series 1	$10,582,538	$589,403	$3,440,648	$(50,435)	$—	—
Series 2	6,914,614	102,768	1,545,945	—	—	—
Series 3	4,569,226	1,229	(1,424,271)	(615,458)	—	—
Series 4	1,709,878	415	3,123,947	—	—	—
Series 5	1,314,129	395	2,072,215	—	—	—
Series 6	539,873	96	1,240,305	—	—	—
Series 7	60,986	—	(805)	—	(450)	2012
NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS
ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.
In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)
third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.
Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.
More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.
For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.
Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2005 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2005, the following Series declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Series 1	$0.2625	$0.3882	$0.0363	July 6, 2005	June 30, 2005
Series 2	$0.2860	$0.2253	$0.0077	July 6, 2005	June 30, 2005
Series 3	$0.2047	$0.0132	$0.0001	July 6, 2005	June 30, 2005
Series 4	$0.1775	$0.0547	$0.0001	July 6, 2005	June 30, 2005
Series 5	$0.1055	$0.1792	$0.0002	July 6, 2005	June 30, 2005
Series 6	$0.0392	$0.0008	$0.0001	July 6, 2005	June 30, 2005
Series 7	$0.0060	$—	$—	July 6, 2005	June 30, 2005

ING GET U.S. Core Portfolio Series 1
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 37.3%
		Advertising: 0.1%
1,200	@	Interpublic Group of Cos., Inc.	$14,616
1,800		Omnicom Group, Inc.	143,748

			158,364

		Aerospace/ Defense: 0.8%
4,550		Boeing Co.	300,301
1,850		General Dynamics Corp.	202,649
150		Goodrich Corp.	6,144
350		L-3 Communications Holdings, Inc.	26,803
4,320		Lockheed Martin Corp.	280,238
2,173		Northrop Grumman Corp.	120,058
2,550		Raytheon Co.	99,756
950		Rockwell Collins, Inc.	45,296
5,500		United Technologies Corp.	282,425

			1,363,670

		Agriculture: 0.7%
12,100		Altria Group, Inc.	782,386
6,100		Archer-Daniels-Midland Co.	130,418
2,890		Monsanto Co.	181,694
1,050		Reynolds American, Inc.	82,740
1,500		UST, Inc.	68,490

			1,245,728

		Apparel: 0.3%
3,800	@	Coach, Inc.	127,566
1,000		Jones Apparel Group, Inc.	31,040
1,000		Liz Claiborne, Inc.	39,760
2,480		Nike, Inc.	214,768
500		Reebok Intl., Ltd.	20,915
1,070		VF Corp.	61,225

			495,274

		Auto Manufacturers: 0.1%
11,350		Ford Motor Co.	116,224
475		PACCAR, Inc.	32,300

			148,524

		Auto Parts and Equipment: 0.1%
1,300	@	Goodyear Tire & Rubber Co.	19,370
1,200		Johnson Controls, Inc.	67,596

			86,966

		Banks: 2.5%
1,900		AmSouth Bancorporation	49,400
44,154		Bank of America Corp.	2,013,863
1,500		BB&T Corp.	59,955
1,500		Comerica, Inc.	86,700
50		Compass Bancshares, Inc.	2,250
600		First Horizon National Corp.	25,320
150		Huntington Bancshares, Inc.	3,621
3,250		KeyCorp	107,738
550		M & T Bank Corp.	57,838
1,300		Marshall & Ilsley Corp.	57,785
1,100		Mellon Financial Corp.	31,559
3,500		National City Corp.	119,420
2,525		North Fork Bancorporation, Inc.	70,927
1,100		Northern Trust Corp.	50,149
1,600		PNC Financial Services Group, Inc.	87,136
1,800		State Street Corp.	86,850
2,000		SunTrust Banks, Inc.	144,480
400		The Bank of New York Co., Inc.	11,512
10,600		U.S. Bancorp	309,520
8,635		Wachovia Corp.	428,296
9,100		Wells Fargo & Co.	560,377
450		Zions Bancorporation	33,089

			4,397,785

		Beverages: 1.1%
2,100		Anheuser-Busch Cos., Inc.	96,075
950		Brown-Forman Corp.	57,437
21,000		Coca-Cola Co.	876,749
1,950		Coca-Cola Enterprises, Inc.	42,920
300		Molson Coors Brewing Co.	18,600
1,350		Pepsi Bottling Group, Inc.	38,624
15,550		PepsiCo, Inc.	838,612

			1,969,017

		Biotechnology: 0.3%
6,900	@	Amgen, Inc.	417,174
1,550	@	Genzyme Corp.	93,140
200	@	Millipore Corp.	11,346

			521,660

		Building Materials: 0.1%
1,050		American Standard Cos., Inc.	44,016
2,550		Masco Corp.	80,988
650		Vulcan Materials Co.	42,244

			167,248

		Chemicals: 0.6%
1,250		Air Products & Chemicals, Inc.	75,375
5,600		Dow Chemical Co.	249,368
6,150		E.I. du Pont de Nemours & Co.	264,511
600		Eastman Chemical Co.	33,090
350		Engelhard Corp.	9,993
800		International Flavors & Fragrances, Inc.	28,976
1,750		PPG Industries, Inc.	109,830
1,900		Praxair, Inc.	88,540
1,200		Rohm & Haas Co.	55,608
750		Sherwin-Williams Co.	35,318
550		Sigma-Aldrich Corp.	30,822

			981,431

		Commercial Services: 0.3%
6,251		Cendant Corp.	139,835
1,150		Equifax, Inc.	41,067
450		H&R Block, Inc.	26,258
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 1
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
3,170		McKesson Corp.	$141,983
1,500		Moody’s Corp.	67,440
3,300		Paychex, Inc.	107,382
1,500		R.R. Donnelley & Sons Co.	51,765
850		Robert Half Intl., Inc.	21,225

			596,955

		Computers: 1.8%
8,810	@	Apple Computer, Inc.	324,296
1,100	@	Computer Sciences Corp.	48,070
26,420	@	Dell, Inc.	1,043,853
1,400		Electronic Data Systems Corp.	26,950
22,550	@	EMC Corp.	309,161
15,900		Hewlett-Packard Co.	373,809
8,850		International Business Machines Corp.	656,670
750	@	Lexmark Intl., Inc.	48,623
1,700	@	NCR Corp.	59,704
3,550	@	Network Appliance, Inc.	100,359
32,900	@	Sun Microsystems, Inc.	122,717
1,500	@	Sungard Data Systems, Inc.	52,755
1,900	@	Unisys Corp.	12,027

			3,178,994

		Cosmetics/ Personal Care: 0.7%
475		Alberto-Culver Co.	20,582
1,250		Avon Products, Inc.	47,313
3,050		Colgate-Palmolive Co.	152,226
5,550		Gillette Co.	280,996
14,550		Procter & Gamble Co.	767,512

			1,268,629

		Distribution/ Wholesale: 0.0%
1,150		Genuine Parts Co.	47,253
450		W.W. Grainger, Inc.	24,656

			71,909

		Diversified Financial Services: 2.1%
7,000		American Express Co.	372,609
600		Bear Stearns Cos., Inc.	62,364
1,350		Capital One Financial Corp.	108,014
1,450		Charles Schwab Corp.	16,356
1,950		CIT Group, Inc.	83,792
14,250		Citigroup, Inc.	658,777
5,198		Countrywide Financial Corp.	200,695
200	@	E*TRADE Financial Corp.	2,798
5,500		Fannie Mae	321,200
250		Federated Investors, Inc,	7,503
1,100		Franklin Resources, Inc.	84,678
3,900		Freddie Mac	254,397
2,550		Goldman Sachs Group, Inc.	260,151
1,900		JPMorgan Chase & Co.	67,108
2,960		Lehman Brothers Holdings, Inc.	293,869
700		MBNA Corp.	18,312
4,900		Merrill Lynch & Co., Inc.	269,549
6,550		Morgan Stanley	343,678
3,170	@	Providian Financial Corp.	55,887
2,300		SLM Corp.	116,840
350		T. Rowe Price Group, Inc.	21,910

			3,620,487

		Electric: 1.1%
4,860	@	AES Corp.	79,607
850	@	Allegheny Energy, Inc.	21,437
1,250		Ameren Corp.	69,125
2,050		American Electric Power Co., Inc.	75,584
1,650		CenterPoint Energy, Inc.	21,797
600		Cinergy Corp.	26,892
2,250	@	CMS Energy Corp.	33,885
1,600		Consolidated Edison, Inc.	74,944
1,250		Constellation Energy Group, Inc.	72,113
1,050		Dominion Resources, Inc.	77,060
6,350		Duke Energy Corp.	188,785
2,300		Edison Intl	93,265
1,450		Entergy Corp.	109,547
2,100		Exelon Corp.	107,793
1,900		FirstEnergy Corp.	91,409
2,650		FPL Group, Inc.	111,458
850		NiSource, Inc.	21,021
2,300		PG&E Corp.	86,342
1,400		PPL Corp.	83,132
300		Progress Energy, Inc.	13,572
1,300		Public Service Enterprise Group, Inc.	79,066
4,700		Southern Co.	162,948
1,450		TECO Energy, Inc.	27,420
2,550		TXU Corp.	211,879
250		Xcel Energy, Inc.	4,880

			1,944,961

		Electrical Components and Equipment: 0.1%
2,300		Emerson Electric Co.	144,049

			144,049

		Electronics: 0.2%
2,150	@	Agilent Technologies, Inc.	49,492
950		Applera Corp. — Applied Biosystems Group	18,687
150	@	Fisher Scientific Intl., Inc.	9,735
1,550	@	Jabil Circuit, Inc.	47,631
650		Parker Hannifin Corp.	40,307
850		PerkinElmer, Inc.	16,065
5,900	@	Solectron Corp.	22,361
350		Tektronix, Inc.	8,145
900	@	Thermo Electron Corp.	24,183
950	@	Waters Corp.	35,312

			271,918

		Engineering and Construction: 0.0%
500		Fluor Corp.	28,795

			28,795

		Entertainment: 0.0%
1,850		International Game Technology	52,078

			52,078

		Environmental Control: 0.1%
3,100		Waste Management, Inc.	87,854

			87,854

		Food: 0.5%
500		Albertson’s, Inc.	10,340
1,750		Campbell Soup Co.	53,848
300		ConAgra Foods, Inc.	6,948
3,300		General Mills, Inc.	154,406
1,850		H.J. Heinz Co.	65,527
1,400		Hershey Co.	86,940
1,900		Kellogg Co.	84,436
400	@	Kroger Co.	7,612
1,100		McCormick & Co., Inc.	35,948
2,600		Safeway, Inc.	58,734
4,450		Sara Lee Corp.	88,155
1,300		SUPERVALU, Inc.	42,393
1,800		Wm. Wrigley Jr. Co.	123,912

			819,199

		Forest Products and Paper: 0.1%
1,450		Georgia-Pacific Corp.	46,110
300		International Paper Co.	9,063
850		Louisiana-Pacific Corp.	20,893
550		MeadWestvaco Corp.	15,422
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 1
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper (continued)
1,050		Plum Creek Timber Co., Inc.	$38,115
800		Temple-Inland, Inc.	29,720

			159,323

		Gas: 0.1%
850		KeySpan Corp.	34,595
200		Nicor, Inc.	8,234
2,100		Sempra Energy	86,751

			129,580

		Hand/ Machine Tools: 0.1%
750		Black & Decker Corp.	67,388
550		Snap-On, Inc.	18,865
550		Stanley Works	25,047

			111,300

		Healthcare — Products: 1.4%
350		Bausch & Lomb, Inc.	29,050
3,400		Baxter Intl., Inc.	126,140
2,740		Becton Dickinson & Co.	143,768
1,500		Biomet, Inc.	51,960
4,200	@	Boston Scientific Corp.	113,400
500		C.R. Bard, Inc.	33,255
3,480		Guidant Corp.	234,204
17,600		Johnson & Johnson	1,143,999
6,850		Medtronic, Inc.	354,762
2,000	@	St. Jude Medical, Inc.	87,220
600	@	Zimmer Holdings, Inc.	45,702

			2,363,460

		Healthcare — Services: 0.9%
3,160		Aetna, Inc.	261,711
2,250		HCA, Inc.	127,508
1,500	@	Humana, Inc.	59,610
750	@	Laboratory Corp. of America Holdings	37,425
500		Quest Diagnostics, Inc.	26,635
13,840		UnitedHealth Group, Inc.	721,618
5,510	@	WellPoint, Inc.	383,716

			1,618,223

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	26,580
200		Whirlpool Corp.	14,022

			40,602

		Household Products/ Wares: 0.2%
300		Avery Dennison Corp.	15,888
900		Clorox Co.	50,148
750		Fortune Brands, Inc.	66,600
2,650		Kimberly-Clark Corp.	165,863

			298,499

		Housewares: 0.0%
1,550		Newell Rubbermaid, Inc.	36,952

			36,952

		Insurance: 2.1%
2,650	@@	ACE Ltd.	118,853
2,450		AFLAC, Inc.	106,036
7,310		Allstate Corp.	436,772
650		AMBAC Financial Group, Inc.	45,344
14,200		American Intl. Group, Inc.	825,019
1,850		Aon Corp.	46,324
2,130		Chubb Corp.	182,349
1,410		CIGNA Corp.	150,912
966		Cincinnati Financial Corp.	38,215
1,800		Hartford Financial Services Group, Inc.	134,604
900		Jefferson-Pilot Corp.	45,378
1,500		Lincoln National Corp.	70,380
950		Loews Corp.	73,625
1,000		MBIA, Inc.	59,310
7,920		MetLife, Inc.	355,925
800		MGIC Investment Corp.	52,176
1,650		Principal Financial Group	69,135
1,850		Progressive Corp.	182,799
4,860		Prudential Financial, Inc.	319,108
1,350		Safeco Corp.	73,359
3,600		St. Paul Travelers Cos., Inc.	142,308
1,000		Torchmark Corp.	52,200
1,550		UnumProvident Corp.	28,396
1,480	@@	XL Capital Ltd.	110,142

			3,718,669

		Internet: 0.3%
3,250	@	eBay, Inc.	107,283
700	@	Monster Worldwide, Inc.	20,076
7,630	@	Symantec Corp.	165,876
7,200	@	Yahoo!, Inc.	249,480

			542,715

		Iron/ Steel: 0.1%
1,720		Nucor Corp.	78,466
1,100		United States Steel Corp.	37,807

			116,273

		Leisure Time: 0.2%
800		Brunswick Corp.	34,656
2,950		Carnival Corp.	160,923
1,600		Harley-Davidson, Inc.	79,360
1,300		Sabre Holdings Corp.	25,935

			300,874

		Lodging: 0.1%
950		Harrah’s Entertainment, Inc.	68,467
1,850		Hilton Hotels Corp.	44,123
1,200		Marriott Intl., Inc.	81,863
1,100		Starwood Hotels & Resorts Worldwide, Inc.	64,427

			258,880

		Machinery — Diversified: 0.1%
400		Cummins, Inc.	29,844
1,350		Deere & Co.	88,411
950		Rockwell Automation, Inc.	46,275

			164,530

		Media: 1.1%
12,250	@	Comcast Corp.	376,075
700		Gannett Co., Inc.	49,791
3,450		McGraw-Hill Cos., Inc.	152,663
350		Meredith Corp.	17,171
750		New York Times Co.	23,363
15,500		News Corp. — Class A	250,790
25,400	@	Time Warner, Inc.	424,433
150		Tribune Co.	5,277
800	@	Univision Communications, Inc.	22,040
8,650		Viacom, Inc.	276,973
11,350		Walt Disney Co.	285,793

			1,884,369

		Mining: 0.1%
1,000		Freeport-McMoRan Copper & Gold, Inc.	37,440
680		Phelps Dodge Corp.	62,900

			100,340

		Miscellaneous Manufacturing: 1.9%
4,250		3M Co.	307,275
500	@@	Cooper Industries Ltd.	31,950
2,550		Danaher Corp.	133,467
1,200		Dover Corp.	43,656
1,850		Eastman Kodak Co.	49,673
750		Eaton Corp.	44,925
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 1
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
58,350		General Electric Co.	$2,021,827
8,000		Honeywell Intl., Inc.	293,040
1,500		Illinois Tool Works, Inc.	119,520
1,100	@@	Ingersoll-Rand Co. Ltd.	78,485
550		ITT Industries, Inc.	53,697
350		Pall Corp.	10,626
1,100		Textron, Inc.	83,435
1,000	@@	Tyco Intl., Ltd.	29,200

			3,300,776

		Office/ Business Equipment: 0.1%
1,250		Pitney Bowes, Inc.	54,438
5,300	@	Xerox Corp.	73,087

			127,525

		Oil and Gas: 3.8%
350		Amerada Hess Corp.	37,279
1,100		Anadarko Petroleum Corp.	90,365
1,550		Apache Corp.	100,130
3,450		Burlington Resources, Inc.	190,578
18,350		ChevronTexaco Corp.	1,026,131
9,600		ConocoPhillips	551,903
4,400		Devon Energy Corp.	222,991
1,200		EOG Resources, Inc.	68,160
55,600		Exxon Mobil Corp.	3,195,331
650		Kerr-McGee Corp.	49,602
2,450		Marathon Oil Corp.	130,757
150	@@	Noble Corp.	9,227
2,600		Occidental Petroleum Corp.	200,018
650		Sunoco, Inc.	73,892
1,550	@,@@	Transocean, Inc.	83,654
1,750		Unocal Corp.	113,838
2,300		Valero Energy Corp.	181,953

			6,325,809

		Oil and Gas Services: 0.1%
150		BJ Services Co.	7,872
2,250		Halliburton Co.	107,595
50	@	National-Oilwell Varco, Inc.	2,377

			117,844

		Packaging and Containers: 0.0%
900		Ball Corp.	32,364
400	@	Pactiv Corp.	8,632
600	@	Sealed Air Corp.	29,874

			70,870

		Pharmaceuticals: 2.3%
850		Allergan, Inc.	72,454
1,110		AmerisourceBergen Corp.	76,757
5,200		Bristol-Myers Squibb Co.	129,896
4,670		Cardinal Health, Inc.	268,899
4,970	@	Caremark Rx, Inc.	221,264
600		Eli Lilly & Co.	33,426
800	@	Express Scripts, Inc.	39,984
200	@	Forest Laboratories, Inc.	7,770
2,500	@	Gilead Sciences, Inc.	109,975
1,200	@	Hospira, Inc.	46,800
600	@	King Pharmaceuticals, Inc.	6,252
1,550	@	Medco Health Solutions, Inc.	82,708
11,850		Merck & Co., Inc.	364,980
67,350		Pfizer, Inc.	1,857,512
13,300		Schering-Plough Corp.	253,498
650	@	Watson Pharmaceuticals, Inc.	19,214
7,650		Wyeth	340,425

			3,931,814

		Pipelines: 0.0%
1,300		El Paso Corp.	14,976
200		Kinder Morgan, Inc.	16,640
2,550		Williams Cos., Inc.	48,450

			80,066

		Real Estate Investment Trusts: 0.1%
550		Apartment Investment & Management Co.	22,506
2,200		Equity Office Properties Trust	72,820
1,550		Equity Residential	57,071
500		ProLogis	20,120
1,200		Simon Property Group, Inc.	86,988

			259,505

		Retail: 2.5%
100	@	Autonation, Inc.	2,052
1,550	@	Bed Bath & Beyond, Inc.	64,759
3,230		Best Buy Co., Inc.	221,417
1,800		Circuit City Stores, Inc.	31,122
2,600		Costco Wholesale Corp.	116,532
400		CVS Corp.	11,628
1,580		Darden Restaurants, Inc.	52,108
750		Dillard’s, Inc.	17,565
450		Family Dollar Stores, Inc.	11,745
1,600		Federated Department Stores, Inc.	117,248
4,500		Gap, Inc.	88,875
20,050		Home Depot, Inc.	779,944
2,750		J.C. Penney Co., Inc. Holding Co.	144,595
150	@	Kohl’s Corp.	8,387
200		Limited Brands, Inc.	4,284
2,150		Lowe’s Cos., Inc.	125,173
150		May Department Stores Co.	6,024
7,100		McDonald’s Corp.	197,025
1,000		Nordstrom, Inc.	67,970
850	@	Office Depot, Inc.	19,414
1,020	@	Sears Holdings Corp.	152,867
6,785		Staples, Inc.	144,656
2,450	@	Starbucks Corp.	126,567
4,800		Target Corp.	261,168
2,450		TJX Cos., Inc.	59,658
1,750	@	Toys “R” Us, Inc.	46,340
18,200		Wal-Mart Stores, Inc.	877,239
11,020		Walgreen Co.	506,810
650		Wendy’s Intl., Inc.	30,973
1,550		Yum! Brands, Inc.	80,724

			4,374,869

		Savings and Loans: 0.2%
1,700		Golden West Financial Corp.	109,446
5,000		Washington Mutual, Inc.	203,450

			312,896

		Semiconductors: 1.4%
2,400	@	Altera Corp.	47,568
2,100		Analog Devices, Inc.	78,351
9,450		Applied Materials, Inc.	152,901
1,600	@	Broadcom Corp.	56,816
1,921	@	Freescale Semiconductor, Inc.	40,687
56,250		Intel Corp.	1,465,874
1,050		KLA-Tencor Corp.	45,885
1,750		Linear Technology Corp.	64,208
1,750		Maxim Integrated Products, Inc.	66,868
1,850		National Semiconductor Corp.	40,756
900	@	Novellus Systems, Inc.	22,239
1,050	@	Nvidia Corp.	28,056
700	@	QLogic Corp.	21,609
9,750		Texas Instruments, Inc.	273,682

			2,405,500

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 1
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software: 1.8%
5,200		Adobe Systems, Inc.	$148,824
2,460		Autodesk, Inc.	84,550
3,350		Automatic Data Processing, Inc.	140,600
1,900	@	BMC Software, Inc.	34,105
800	@	Citrix Systems, Inc.	17,328
1,450		Computer Associates Intl., Inc.	39,846
3,250	@	Compuware Corp.	23,368
1,750	@	Electronic Arts, Inc.	99,068
4,370		First Data Corp.	175,411
1,150	@	Fiserv, Inc.	49,393
1,750		IMS Health, Inc.	43,348
1,650	@	Intuit, Inc.	74,432
600	@	Mercury Interactive Corp.	23,016
54,550		Microsoft Corp.	1,355,021
2,050	@	Novell, Inc.	12,710
48,320	@	Oracle Corp.	637,823
2,930	@	Parametric Technology Corp.	18,693
2,500		Siebel Systems, Inc.	22,250
2,650	@	Veritas Software Corp.	64,660

			3,064,446

		Telecommunications: 2.1%
1,750		Alltel Corp.	108,990
5,450		AT&T Corp.	103,768
3,450	@	Avaya, Inc.	28,704
9,750		BellSouth Corp.	259,058
1,200		CenturyTel, Inc.	41,556
37,750	@	Cisco Systems, Inc.	721,402
1,800		Citizens Communications Co.	24,192
1,200	@	Comverse Technology, Inc.	28,380
3,850	@	Corning, Inc.	63,987
23,000		Motorola, Inc.	419,980
6,000	@	Nextel Communications, Inc.	193,860
9,250		QUALCOMM, Inc.	305,343
17,550		SBC Communications, Inc.	416,813
1,600		Scientific-Atlanta, Inc.	53,232
900		Sprint Corp.	22,581
3,050	@	Tellabs, Inc.	26,535
25,000		Verizon Communications, Inc.	863,749

			3,682,130

		Textiles: 0.0%
1,000		Cintas Corp.	38,600

			38,600

		Toys/ Games/ Hobbies: 0.0%
1,200		Hasbro, Inc.	24,948
2,300		Mattel, Inc.	42,090

			67,038

		Transportation: 0.5%
2,100		Burlington Northern Santa Fe Corp.	98,868
2,320		CSX Corp.	98,971
1,800		FedEx Corp.	145,818
2,200		Norfolk Southern Corp.	68,112
1,550		Union Pacific Corp.	100,440
6,300		United Parcel Service, Inc.	435,708

			947,917

		Total Common Stock (Cost $61,334,025)	64,573,689

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.2%
		Federal Home Loan Bank: 25.4%
$50,000,000		4.100%, due 09/12/08	$43,960,599

			43,960,599

		Federal Home Loan Mortgage Corporation: 23.9%
45,200,000		4.000%, due 10/15/08	39,720,359
1,927,000		4.000%, due 10/15/08	1,693,388

			41,413,747

		Other U.S. Agency Obligations: 8.9%
17,600,000		Tennessee Valley Authority, 4.080%, due 11/13/08	15,377,701

			15,377,701

		Total U.S. Government Agency Obligations (Cost $102,447,909)	100,752,047

U.S. TREASURY OBLIGATIONS: 4.2%
		U.S. Treasury STRIP: 4.2%
8,150,000		3.700%, due 08/15/08	7,275,195

		Total U.S. Treasury Obligations (Cost $7,210,523)	7,275,195

		Total Long-Term Investments (Cost $170,992,457)	172,600,931

SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
576,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $576,054 to be received upon repurchase (Collateralized by $595,000 Federal National Mortgage Association, 2.625%, Market Value plus accrued interest $591,388, due 01/19/07)	576,000

		Total Short-Term Investments (Cost $576,000)	576,000

Total Investments In Securities (Cost $171,568,457)*	100.1%	$173,176,931
Other Assets and Liabilities-Net	(0.1)	(96,281)

Net Assets	100.0%	$173,080,650

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $172,966,427. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,635,862
Gross Unrealized Depreciation	(3,425,358)

Net Unrealized Appreciation	$210,504

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 2
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 28.7%
		Advertising: 0.1%
1,420	@	Interpublic Group of Cos., Inc.	$17,296
1,100		Omnicom Group, Inc.	87,846

			105,142

		Aerospace/Defense: 0.6%
2,860		Boeing Co.	188,760
1,150		General Dynamics Corp.	125,971
130		Goodrich Corp.	5,325
200		L-3 Communications Holdings, Inc.	15,316
2,660		Lockheed Martin Corp.	172,554
1,358		Northrop Grumman Corp.	75,030
1,550		Raytheon Co.	60,636
780		Rockwell Collins, Inc.	37,190
3,480		United Technologies Corp.	178,698

			859,480

		Agriculture: 0.6%
7,610		Altria Group, Inc.	492,062
4,220		Archer-Daniels-Midland Co.	90,224
1,800		Monsanto Co.	113,166
670		Reynolds American, Inc.	52,796
950		UST, Inc.	43,377

			791,625

		Apparel: 0.2%
2,570	@	Coach, Inc.	86,275
660		Jones Apparel Group, Inc.	20,486
380		Liz Claiborne, Inc.	15,109
1,580		Nike, Inc.	136,828
350		Reebok Intl., Ltd.	14,641
660		VF Corp.	37,765

			311,104

		Auto Manufacturers: 0.1%
7,070		Ford Motor Co.	72,397
400	@	Navistar Intl. Corp.	12,800
320		PACCAR, Inc.	21,760

			106,957

		Auto Parts and Equipment: 0.0%
1,170	@	Goodyear Tire & Rubber Co.	17,433
650		Johnson Controls, Inc.	36,615

			54,048

		Banks: 2.0%
1,240		AmSouth Bancorporation	32,240
27,760		Bank of America Corp.	1,266,133
950		BB&T Corp.	37,972
1,140		Comerica, Inc.	65,892
200		Compass Bancshares, Inc.	9,000
400		First Horizon National Corp.	16,880
60		Huntington Bancshares, Inc.	1,448
2,020		KeyCorp	66,963
350		M & T Bank Corp.	36,806
730		Marshall & Ilsley Corp.	32,449
700		Mellon Financial Corp.	20,083
2,170		National City Corp.	74,040
1,860		North Fork Bancorp, Inc.	52,247
670		Northern Trust Corp.	30,545
1,130		PNC Financial Services Group, Inc.	61,540
1,130		State Street Corp.	54,523
1,190		SunTrust Banks, Inc.	85,966
260		The Bank of New York Co., Inc.	7,483
6,260		U.S. Bancorp	182,792
5,467		Wachovia Corp.	271,163
5,710		Wells Fargo & Co.	351,621
270		Zions Bancorporation	19,853

			2,777,639

		Beverages: 0.9%
1,350		Anheuser-Busch Cos., Inc.	61,763
610		Brown-Forman Corp.	36,881
13,220		Coca-Cola Co.	551,934
610		Coca-Cola Enterprises, Inc.	13,426
400		Molson Coors Brewing Co.	24,800
680		Pepsi Bottling Group, Inc.	19,455
9,800		PepsiCo, Inc.	528,514

			1,236,773

		Biotechnology: 0.2%
4,340	@	Amgen, Inc.	262,395
850	@	Genzyme Corp.	51,077
150	@	Millipore Corp.	8,510

			321,982

		Building Materials: 0.1%
660		American Standard Cos., Inc.	27,667
1,800		Masco Corp.	57,168
540		Vulcan Materials Co.	35,095

			119,930

		Chemicals: 0.4%
800		Air Products & Chemicals, Inc.	48,240
3,560		Dow Chemical Co.	158,527
3,850		E.I. du Pont de Nemours & Co.	165,589
250		Eastman Chemical Co.	13,788
210		Engelhard Corp.	5,996
320		International Flavors & Fragrances, Inc.	11,590
1,140		PPG Industries, Inc.	71,546
1,130		Praxair, Inc.	52,658
760		Rohm & Haas Co.	35,218
480		Sherwin-Williams Co.	22,603
300		Sigma-Aldrich Corp.	16,812

			602,567

		Commercial Services: 0.3%
3,921		Cendant Corp.	87,713
870		Equifax, Inc.	31,068
260		H&R Block, Inc.	15,171
1,980		McKesson Corp.	88,683
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 2
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
980		Moody’s Corp.	$44,061
2,050		Paychex, Inc.	66,707
730		R.R. Donnelley & Sons Co.	25,192
750		Robert Half Intl., Inc.	18,728

			377,323

		Computers: 1.4%
5,700	@	Apple Computer, Inc.	209,817
700	@	Computer Sciences Corp.	30,590
16,610	@	Dell, Inc.	656,262
900		Electronic Data Systems Corp.	17,325
13,940	@	EMC Corp.	191,117
9,970		Hewlett-Packard Co.	234,395
5,590		International Business Machines Corp.	414,778
440	@	Lexmark Intl., Inc.	28,525
1,090	@	NCR Corp.	38,281
2,460	@	Network Appliance, Inc.	69,544
22,640	@	Sun Microsystems, Inc.	84,447
1,070	@	Sungard Data Systems, Inc.	37,632
1,210	@	Unisys Corp.	7,659

			2,020,372

		Cosmetics/Personal Care: 0.6%
275		Alberto-Culver Co.	11,916
800		Avon Products, Inc.	30,280
1,970		Colgate-Palmolive Co.	98,323
3,410		Gillette Co.	172,648
9,160		Procter & Gamble Co.	483,189

			796,356

		Distribution/Wholesale: 0.0%
600		Genuine Parts Co.	24,654
550		W.W. Grainger, Inc.	30,135

			54,789

		Diversified Financial Services: 1.6%
4,390		American Express Co.	233,680
400		Bear Stearns Cos., Inc.	41,576
830		Capital One Financial Corp.	66,408
1,050		Charles Schwab Corp.	11,844
1,200		CIT Group, Inc.	51,564
8,990		Citigroup, Inc.	415,607
3,290		Countrywide Financial Corp.	127,027
1,300	@	E*TRADE Financial Corp.	18,187
3,320		Fannie Mae	193,888
150		Federated Investors, Inc.	4,502
680		Franklin Resources, Inc.	52,346
2,390		Freddie Mac	155,900
1,490		Goldman Sachs Group, Inc.	152,010
1,200		JPMorgan Chase & Co.	42,384
1,850		Lehman Brothers Holdings, Inc.	183,668
430		MBNA Corp.	11,249
3,210		Merrill Lynch & Co., Inc.	176,582
4,130		Morgan Stanley	216,701
1,450	@	Providian Financial Corp.	25,564
1,500		SLM Corp.	76,200
200		T. Rowe Price Group, Inc.	12,520

			2,269,407

		Electric: 0.9%
2,480	@	AES Corp.	40,622
550	@	Allegheny Energy, Inc.	13,871
750		Ameren Corp.	41,475
1,490		American Electric Power Co., Inc.	54,936
1,200		CenterPoint Energy, Inc.	15,852
350		Cinergy Corp.	15,687
1,450	@	CMS Energy Corp.	21,837
950		Consolidated Edison, Inc.	44,498
690		Constellation Energy Group, Inc.	39,806
650		Dominion Resources, Inc.	47,704
3,950		Duke Energy Corp.	117,433
1,230		Edison Intl.	49,877
800		Entergy Corp.	60,440
1,350		Exelon Corp.	69,296
1,370		FirstEnergy Corp.	65,911
1,600		FPL Group, Inc.	67,296
500		NiSource, Inc.	12,365
1,390		PG&E Corp.	52,181
860		PPL Corp.	51,067
250		Progress Energy, Inc.	11,310
850		Public Service Enterprise Group, Inc.	51,697
2,970		Southern Co.	102,969
1,050		TECO Energy, Inc.	19,856
1,640		TXU Corp.	136,267
380		Xcel Energy, Inc.	7,418

			1,211,671

		Electrical Components and Equipment: 0.1%
1,460		Emerson Electric Co.	91,440

			91,440

		Electronics: 0.1%
1,430	@	Agilent Technologies, Inc.	32,919
720		Applera Corp. — Applied Biosystems Group	14,162
50	@	Fisher Scientific Intl., Inc.	3,245
710	@	Jabil Circuit, Inc.	21,818
410		Parker Hannifin Corp.	25,424
430		PerkinElmer, Inc.	8,127
4,250	@	Solectron Corp.	16,108
490		Tektronix, Inc.	11,402
550	@	Thermo Electron Corp.	14,779
400	@	Waters Corp.	14,868

			162,852

		Engineering and Construction: 0.0%
300		Fluor Corp.	17,277

			17,277

		Entertainment: 0.0%
1,150		International Game Technology	32,373

			32,373

		Environmental Control: 0.0%
1,930		Waste Management, Inc.	54,696

			54,696

		Food: 0.4%
350		Albertson’s, Inc.	7,238
1,100		Campbell Soup Co.	33,847
170		ConAgra Foods, Inc.	3,937
2,100		General Mills, Inc.	98,258
1,350		H.J. Heinz Co.	47,817
750		Hershey Co.	46,575
1,540		Kellogg Co.	68,438
250	@	Kroger Co.	4,758
550		McCormick & Co., Inc.	17,974
1,900		Safeway, Inc.	42,921
3,090		Sara Lee Corp.	61,213
840		SUPERVALU, Inc.	27,392
1,120		Wm. Wrigley Jr. Co.	77,101

			537,469

		Forest Products and Paper: 0.1%
920		Georgia-Pacific Corp.	29,256
180		International Paper Co.	5,438
770		Louisiana-Pacific Corp.	18,927
700		MeadWestvaco Corp.	19,628
850		Plum Creek Timber Co., Inc.	30,854
500		Temple-Inland, Inc.	18,575

			122,678

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 2
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.0%
680		KeySpan Corp.	$27,676
1,010		Sempra Energy	41,723

			69,399

		Hand/Machine Tools: 0.1%
520		Black & Decker Corp.	46,722
280		Snap-On, Inc.	9,604
450		Stanley Works	20,493

			76,819

		Healthcare — Products: 1.0%
230		Bausch & Lomb, Inc.	19,090
2,110		Baxter Intl., Inc.	78,281
1,550		Becton Dickinson & Co.	81,329
1,020		Biomet, Inc.	35,333
2,600	@	Boston Scientific Corp.	70,200
430		C.R. Bard, Inc.	28,599
2,190		Guidant Corp.	147,387
10,970		Johnson & Johnson	713,050
4,180		Medtronic, Inc.	216,482
1,420	@	St. Jude Medical, Inc.	61,926
370	@	Zimmer Holdings, Inc.	28,183

			1,479,860

		Healthcare — Services: 0.7%
1,970		Aetna, Inc.	163,155
1,400		HCA, Inc.	79,338
950	@	Humana, Inc.	37,753
500	@	Laboratory Corp. of America Holdings	24,950
280		Quest Diagnostics, Inc.	14,916
8,660		UnitedHealth Group, Inc.	451,532
3,470	@	WellPoint, Inc.	241,651

			1,013,295

		Home Furnishings: 0.0%
660		Leggett & Platt, Inc.	17,543
240		Whirlpool Corp.	16,826

			34,369

		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	2,648
580		Clorox Co.	32,318
510		Fortune Brands, Inc.	45,288
1,940		Kimberly-Clark Corp.	121,425

			201,679

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	29,800

			29,800

		Insurance: 1.6%
1,650	@@	ACE Ltd.	74,003
1,720		AFLAC, Inc.	74,442
4,620		Allstate Corp.	276,044
370		AMBAC Financial Group, Inc.	25,811
8,970		American Intl. Group, Inc.	521,156
1,350		Aon Corp.	33,804
1,330		Chubb Corp.	113,861
870		CIGNA Corp.	93,116
640		Cincinnati Financial Corp.	25,318
1,100		Hartford Financial Services Group, Inc.	82,258
450		Jefferson-Pilot Corp.	22,689
610		Lincoln National Corp.	28,621
600		Loews Corp.	46,500
490		MBIA, Inc.	29,062
4,980		MetLife, Inc.	223,800
630		MGIC Investment Corp.	41,089
1,300		Principal Financial Group	54,470
1,260		Progressive Corp.	124,501
3,060		Prudential Financial, Inc.	200,920
750		Safeco Corp.	40,755
2,250		St. Paul Travelers Cos., Inc.	88,943
390		Torchmark Corp.	20,358
1,100		UnumProvident Corp.	20,152
930	@@	XL Capital Ltd.	69,211

			2,330,884

		Internet: 0.2%
2,060	@	eBay, Inc.	68,001
4,800	@	Symantec Corp.	104,352
4,500	@	Yahoo!, Inc.	155,925

			328,278

		Iron/Steel: 0.0%
940		Nucor Corp.	42,883
760		United States Steel Corp.	26,121

			69,004

		Leisure Time: 0.1%
370		Brunswick Corp.	16,028
1,880		Carnival Corp.	102,554
940		Harley-Davidson, Inc.	46,624
440		Sabre Holdings Corp.	8,778

			173,984

		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	43,242
1,300		Hilton Hotels Corp.	31,005
740		Marriott Intl., Inc.	50,483
930		Starwood Hotels & Resorts Worldwide, Inc.	54,470

			179,200

		Machinery — Diversified: 0.1%
250		Cummins, Inc.	18,653
820		Deere & Co.	53,702
620		Rockwell Automation, Inc.	30,200

			102,555

		Media: 0.8%
7,700	@	Comcast Corp.	236,390
440		Gannett Co., Inc.	31,297
2,150		McGraw-Hill Cos., Inc.	95,138
270		Meredith Corp.	13,246
490		New York Times Co.	15,264
9,750		News Corp. Class A	157,755
15,990	@	Time Warner, Inc.	267,193
100		Tribune Co.	3,518
500	@	Univision Communications, Inc.	13,775
5,470		Viacom, Inc.	175,149
7,130		Walt Disney Co.	179,533

			1,188,258

		Mining: 0.1%
600		Freeport-McMoRan Copper & Gold, Inc.	22,464
570		Phelps Dodge Corp.	52,725

			75,189

		Miscellaneous Manufacturing: 1.5%
2,670		3M Co.	193,040
290	@@	Cooper Industries Ltd.	18,531
1,590		Danaher Corp.	83,221
750		Dover Corp.	27,285
1,010		Eastman Kodak Co.	27,119
630		Eaton Corp.	37,737
36,570		General Electric Co.	1,267,150
4,960		Honeywell Intl., Inc.	181,685
970		Illinois Tool Works, Inc.	77,290
580	@@	Ingersoll-Rand Co. Ltd.	41,383
380		ITT Industries, Inc.	37,099
430		Pall Corp.	13,055
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 2
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
510		Textron, Inc.	$38,684
620	@@	Tyco Intl., Ltd.	18,104

			2,061,383

		Office/Business Equipment: 0.1%
790		Pitney Bowes, Inc.	34,405
3,880	@	Xerox Corp.	53,505

			87,910

		Oil and Gas: 2.9%
220		Amerada Hess Corp.	23,432
670		Anadarko Petroleum Corp.	55,041
820		Apache Corp.	52,972
2,170		Burlington Resources, Inc.	119,871
11,530		ChevronTexaco Corp.	644,757
6,050		ConocoPhillips	347,815
2,750		Devon Energy Corp.	139,370
780		EOG Resources, Inc.	44,304
35,020		Exxon Mobil Corp.	2,012,598
410		Kerr-McGee Corp.	31,287
1,560		Marathon Oil Corp.	83,257
50	@@	Noble Corp.	3,076
1,690		Occidental Petroleum Corp.	130,012
390		Sunoco, Inc.	44,335
800	@,@@	Transocean, Inc.	43,176
1,180		Unocal Corp.	76,759
1,500		Valero Energy Corp.	118,665

			3,970,727

		Oil and Gas Services: 0.1%
50		BJ Services Co.	2,624
1,300		Halliburton Co.	62,166
200	@	National-Oilwell Varco, Inc.	9,508

			74,298

		Packaging and Containers: 0.0%
420		Ball Corp.	15,103
670	@	Pactiv Corp.	14,459
310	@	Sealed Air Corp.	15,435

			44,997

		Pharmaceuticals: 1.7%
560		Allergan, Inc.	47,734
700		AmerisourceBergen Corp.	48,405
3,290		Bristol-Myers Squibb Co.	82,184
2,900		Cardinal Health, Inc.	166,982
3,110	@	Caremark Rx, Inc.	138,457
400		Eli Lilly & Co.	22,284
580	@	Express Scripts, Inc.	28,988
110	@	Forest Laboratories, Inc.	4,274
1,500	@	Gilead Sciences, Inc.	65,985
500	@	Hospira, Inc.	19,500
340	@	King Pharmaceuticals, Inc.	3,543
970	@	Medco Health Solutions, Inc.	51,759
7,480		Merck & Co., Inc.	230,384
42,440		Pfizer, Inc.	1,170,495
8,400		Schering-Plough Corp.	160,104
400	@	Watson Pharmaceuticals, Inc.	11,824
4,580		Wyeth	203,810

			2,456,712

		Pipelines: 0.0%
800		El Paso Corp.	9,216
290		Kinder Morgan, Inc.	24,128
1,400		Williams Cos., Inc.	26,600

			59,944

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	16,368
1,400		Equity Office Properties Trust	46,340
950		Equity Residential	34,979
300		ProLogis	12,072
730		Simon Property Group, Inc.	52,918

			162,677

		Retail: 2.1%
100	@	Autonation, Inc.	2,052
1,340	@	Bed Bath & Beyond, Inc.	55,985
2,010		Best Buy Co., Inc.	137,786
1,170		Circuit City Stores, Inc.	20,229
1,930		Costco Wholesale Corp.	86,503
300		CVS Corp.	8,721
900		Darden Restaurants, Inc.	29,682
450		Dillard’s, Inc.	10,539
300		Family Dollar Stores, Inc.	7,830
1,010		Federated Department Stores, Inc.	74,013
2,830		Gap, Inc.	55,893
12,650		Home Depot, Inc.	492,084
1,600		J.C. Penney Co., Inc. Holding Co.	84,128
100	@	Kohl’s Corp.	5,591
120		Limited Brands, Inc.	2,570
1,330		Lowe’s Cos., Inc.	77,433
500		May Department Stores Co.	20,080
4,450		McDonald’s Corp.	123,488
480		Nordstrom, Inc.	32,626
530	@	Office Depot, Inc.	12,105
630	@	Sears Holdings Corp.	94,418
4,250		Staples, Inc.	90,610
1,530	@	Starbucks Corp.	79,040
3,000		Target Corp.	163,230
1,990		TJX Cos., Inc.	48,457
1,270	@	Toys ‘R‘ Us, Inc.	33,630
11,340		Wal-Mart Stores, Inc.	546,587
6,910		Walgreen Co.	317,790
420		Wendy’s Intl., Inc.	20,013
980		Yum! Brands, Inc.	51,038

			2,784,151

		Savings and Loans: 0.1%
1,140		Golden West Financial Corp.	73,393
2,990		Washington Mutual, Inc.	121,663

			195,056

		Semiconductors: 1.1%
1,260	@	Altera Corp.	24,973
1,550		Analog Devices, Inc.	57,831
5,760		Applied Materials, Inc.	93,197
1,000	@	Broadcom Corp.	35,510
1,210	@	Freescale Semiconductor, Inc.	25,628
35,410		Intel Corp.	922,784
650		KLA-Tencor Corp.	28,405
1,130		Linear Technology Corp.	41,460
1,070		Maxim Integrated Products, Inc.	40,885
1,140		National Semiconductor Corp.	25,114
50	@	Novellus Systems, Inc.	1,236
300	@	Nvidia Corp.	8,016
450	@	QLogic Corp.	13,892
5,920		Texas Instruments, Inc.	166,173

			1,485,104

		Software: 1.4%
3,260		Adobe Systems, Inc.	93,301
1,280		Autodesk, Inc.	43,994
2,230		Automatic Data Processing, Inc.	93,593
1,250	@	BMC Software, Inc.	22,438
650	@	Citrix Systems, Inc.	14,079
940		Computer Associates Intl., Inc.	25,831
1,990	@	Compuware Corp.	14,308
1,040	@	Electronic Arts, Inc.	58,874
2,738		First Data Corp.	109,903
750	@	Fiserv, Inc.	32,213
820		IMS Health, Inc.	20,311
1,070	@	Intuit, Inc.	48,268
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 2
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
450	@	Mercury Interactive Corp.	$17,262
34,210		Microsoft Corp.	849,777
1,100	@	Novell, Inc.	6,820
30,410	@	Oracle Corp.	401,412
1,840	@	Parametric Technology Corp.	11,739
2,300		Siebel Systems, Inc.	20,470
1,380	@	Veritas Software Corp.	33,672

			1,918,265

		Telecommunications: 1.6%
1,070		Alltel Corp.	66,640
2,690		AT&T Corp.	51,218
1,380	@	Avaya, Inc.	11,482
6,140		BellSouth Corp.	163,140
560		CenturyTel, Inc.	19,393
24,460	@	Cisco Systems, Inc.	467,430
1,100		Citizens Communications Co.	14,784
920	@	Comverse Technology, Inc.	21,758
2,440	@	Corning, Inc.	40,553
14,360		Motorola, Inc.	262,213
3,750	@	Nextel Communications, Inc.	121,163
5,680		QUALCOMM, Inc.	187,496
11,060		SBC Communications, Inc.	262,674
910		Scientific-Atlanta, Inc.	30,276
550		Sprint Corp.	13,800
1,150	@	Tellabs, Inc.	10,005
15,750		Verizon Communications, Inc.	544,162

			2,288,187

		Textiles: 0.0%
690		Cintas Corp.	26,634

			26,634

		Toys/Games/Hobbies: 0.0%
930		Hasbro, Inc.	19,335
700		Mattel, Inc.	12,810

			32,145

		Transportation: 0.4%
1,500		Burlington Northern Santa Fe Corp.	70,620
1,440		CSX Corp.	61,430
1,150		FedEx Corp.	93,162
1,550		Norfolk Southern Corp.	47,988
900		Union Pacific Corp.	58,320
3,880		United Parcel Service, Inc.	268,341

			599,861

		Total Common Stock (Cost $38,900,992)	40,636,574

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.0%
		Federal Home Loan Mortgage Corporation: 21.4%
$35,000,000		4.200%, due 03/15/09	$30,224,460

			30,224,460

		Federal National Mortgage Association: 34.6%
56,000,000		4.040%, due 12/15/08	48,833,288

			48,833,288

		Total U.S. Government Agency Obligations (Cost $80,278,453)	79,057,748

U.S. TREASURY OBLIGATIONS: 14.7%
		U.S. Treasury STRIP: 14.7%
23,504,000		3.700%, due 11/15/08	20,791,239

		Total U.S. Treasury Obligations (Cost $20,655,975)	20,791,239

		Total Long-Term Investments (Cost $139,835,420)	140,485,561

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,059,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $1,059,099 to be received upon repurchase (Collateralized by $1,130,000 Federal Home Loan Bank, 4.16%, Market Value plus accrued interest $1,132,054, due 02/01/10)	1,059,000

		Total Short-Term Investments (Cost $1,059,000)	1,059,000

Total Investments In Securities (Cost $140,894,420)*	100.2%	$141,544,561
Other Assets and Liabilities-Net	(0.2)	(264,894)

Net Assets	100.0%	$141,279,667

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $142,019,917. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,869,740
Gross Unrealized Depreciation	(2,345,096)

Net Unrealized Depreciation	$(475,356)

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 3
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 32.0%
		Advertising: 0.1%
2,450	@	Interpublic Group of Cos., Inc.	$29,841
1,910		Omnicom Group, Inc.	152,533

			182,374

		Aerospace/Defense: 0.7%
4,830		Boeing Co.	318,781
1,950		General Dynamics Corp.	213,603
40		Goodrich Corp.	1,638
350		L-3 Communications Holdings, Inc.	26,803
4,570		Lockheed Martin Corp.	296,456
2,320		Northrop Grumman Corp.	128,180
2,550		Raytheon Co.	99,756
840		Rockwell Collins, Inc.	40,051
5,860		United Technologies Corp.	300,911

			1,426,179

		Agriculture: 0.6%
12,730		Altria Group, Inc.	823,122
7,130		Archer-Daniels-Midland Co.	152,439
2,960		Monsanto Co.	186,095
1,130		Reynolds American, Inc.	89,044
1,550		UST, Inc.	70,773

			1,321,473

		Apparel: 0.3%
4,350	@	Coach, Inc.	146,029
1,120		Jones Apparel Group, Inc.	34,765
1,010		Liz Claiborne, Inc.	40,158
2,630		Nike, Inc.	227,757
460		Reebok Intl., Ltd.	19,242
1,130		VF Corp.	64,659

			532,610

		Auto Manufacturers: 0.1%
12,300		Ford Motor Co.	125,952
820		PACCAR, Inc.	55,760

			181,712

		Auto Parts and Equipment: 0.0%
1,450	@	Goodyear Tire & Rubber Co.	21,605
1,180		Johnson Controls, Inc.	66,469

			88,074

		Banks: 2.2%
2,130		AmSouth Bancorporation	55,380
46,478		Bank of America Corp.	2,119,861
1,600		BB&T Corp.	63,952
1,510		Comerica, Inc.	87,278
50		Compass Bancshares, Inc.	2,250
380		First Horizon National Corp.	16,036
160		Huntington Bancshares, Inc.	3,862
4,150		KeyCorp	137,573
600		M & T Bank Corp.	63,096
1,580		Marshall & Ilsley Corp.	70,231
1,170		Mellon Financial Corp.	33,567
3,660		National City Corp.	124,879
2,555		North Fork Bancorp, Inc.	71,770
1,200		Northern Trust Corp.	54,708
1,550		PNC Financial Services Group, Inc.	84,413
1,950		State Street Corp.	94,088
2,030		SunTrust Banks, Inc.	146,647
460		The Bank of New York Co., Inc.	13,239
10,560		U.S. Bancorp	308,352
9,178		Wachovia Corp.	455,229
9,640		Wells Fargo & Co.	593,630
500		Zions Bancorporation	36,765

			4,636,806

		Beverages: 1.0%
2,230		Anheuser-Busch Cos., Inc.	102,023
1,010		Brown-Forman Corp.	61,065
21,570		Coca-Cola Co.	900,547
1,010		Coca-Cola Enterprises, Inc.	22,230
500		Molson Coors Brewing Co.	31,000
1,480		Pepsi Bottling Group, Inc.	42,343
15,990		PepsiCo, Inc.	862,340

			2,021,548

		Biotechnology: 0.2%
7,000	@	Amgen, Inc.	423,219
1,450	@	Genzyme Corp.	87,131
250	@	Millipore Corp.	14,183

			524,533

		Building Materials: 0.1%
1,130		American Standard Cos., Inc.	47,370
2,520		Masco Corp.	80,035
700		Vulcan Materials Co.	45,493

			172,898

		Chemicals: 0.5%
1,350		Air Products & Chemicals, Inc.	81,405
5,980		Dow Chemical Co.	266,289
6,500		E.I. du Pont de Nemours & Co.	279,564
350		Eastman Chemical Co.	19,303
350		Engelhard Corp.	9,993
650	@	Hercules, Inc.	9,198
730		International Flavors & Fragrances, Inc.	26,441
1,770		PPG Industries, Inc.	111,085
1,880		Praxair, Inc.	87,608
1,260		Rohm & Haas Co.	58,388
900		Sherwin-Williams Co.	42,381
400		Sigma-Aldrich Corp.	22,416

			1,014,071

		Commercial Services: 0.3%
6,611		Cendant Corp.	147,888
1,470		Equifax, Inc.	52,494
840		H&R Block, Inc.	49,014
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 3
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
3,360		McKesson Corp.	$150,495
1,300		Moody’s Corp.	58,448
3,510		Paychex, Inc.	114,215
1,500		R.R. Donnelley & Sons Co.	51,765
890		Robert Half Intl., Inc.	22,223

			646,542

		Computers: 1.6%
9,350	@	Apple Computer, Inc.	344,174
1,150	@	Computer Sciences Corp.	50,255
27,970	@	Dell, Inc.	1,105,094
1,500		Electronic Data Systems Corp.	28,875
24,390	@	EMC Corp.	334,387
17,280		Hewlett-Packard Co.	406,253
9,070		International Business Machines Corp.	672,993
920	@	Lexmark Intl., Inc.	59,644
1,800	@	NCR Corp.	63,216
4,210	@	Network Appliance, Inc.	119,017
38,440	@	Sun Microsystems, Inc.	143,381
1,470	@	Sungard Data Systems, Inc.	51,700
1,920	@	Unisys Corp.	12,154

			3,391,143

		Cosmetics/Personal Care: 0.6%
830		Alberto-Culver Co.	35,964
1,300		Avon Products, Inc.	49,205
3,430		Colgate-Palmolive Co.	171,191
5,910		Gillette Co.	299,223
15,310		Procter & Gamble Co.	807,603

			1,363,186

		Distribution/ Wholesale: 0.0%
850		Genuine Parts Co.	34,927
400		W.W. Grainger, Inc.	21,916

			56,843

		Diversified Financial Services: 1.8%
7,490		American Express Co.	398,692
650		Bear Stearns Cos., Inc.	67,561
1,430		Capital One Financial Corp.	114,414
1,600		Charles Schwab Corp.	18,048
2,050		CIT Group, Inc.	88,089
15,140		Citigroup, Inc.	699,921
5,560		Countrywide Financial Corp.	214,672
2,140	@	E*TRADE Financial Corp.	29,939
5,790		Fannie Mae	338,136
260		Federated Investors, Inc.	7,803
1,170		Franklin Resources, Inc.	90,067
4,090		Freddie Mac	266,791
2,560		Goldman Sachs Group, Inc.	261,171
2,000		JPMorgan Chase & Co.	70,640
3,130		Lehman Brothers Holdings, Inc.	310,746
720		MBNA Corp.	18,835
5,580		Merrill Lynch & Co., Inc.	306,956
6,940		Morgan Stanley	364,142
3,350	@	Providian Financial Corp.	59,061
2,550		SLM Corp.	129,540
300		T. Rowe Price Group, Inc.	18,780

			3,874,004

		Electric: 1.0%
4,330	@	AES Corp.	70,925
900	@	Allegheny Energy, Inc.	22,698
1,300		Ameren Corp.	71,890
2,530		American Electric Power Co., Inc.	93,281
1,650		CenterPoint Energy, Inc.	21,797
500		Cinergy Corp.	22,410
2,450	@	CMS Energy Corp.	36,897
1,550		Consolidated Edison, Inc.	72,602
1,230		Constellation Energy Group, Inc.	70,959
1,100		Dominion Resources, Inc.	80,729
6,850		Duke Energy Corp.	203,651
2,190		Edison Intl.	88,805
1,400		Entergy Corp.	105,770
2,260		Exelon Corp.	116,006
1,930		FirstEnergy Corp.	92,852
2,840		FPL Group, Inc.	119,450
900		NiSource, Inc.	22,257
2,420		PG&E Corp.	90,847
1,330		PPL Corp.	78,975
350		Progress Energy, Inc.	15,834
1,400		Public Service Enterprise Group, Inc.	85,148
4,980		Southern Co.	172,657
1,500		TECO Energy, Inc.	28,365
2,700		TXU Corp.	224,342
570		Xcel Energy, Inc.	11,126

			2,020,273

		Electrical Components and Equipment: 0.1%
2,360		Emerson Electric Co.	147,807

			147,807

		Electronics: 0.1%
2,970	@	Agilent Technologies, Inc.	68,370
1,420		Applera Corp. — Applied Biosystems Group	27,931
150	@	Fisher Scientific Intl., Inc.	9,735
1,480	@	Jabil Circuit, Inc.	45,480
660		Parker Hannifin Corp.	40,927
960		PerkinElmer, Inc.	18,144
6,000	@	Solectron Corp.	22,740
650		Tektronix, Inc.	15,126
1,560	@	Thermo Electron Corp.	41,917
700	@	Waters Corp.	26,019

			316,389

		Engineering and Construction: 0.0%
500		Fluor Corp.	28,795

			28,795

		Entertainment: 0.0%
1,950		International Game Technology	54,893

			54,893

		Environmental Control: 0.0%
3,300		Waste Management, Inc.	93,522

			93,522

		Food: 0.4%
550		Albertson’s, Inc.	11,374
1,900		Campbell Soup Co.	58,463
270		ConAgra Foods, Inc.	6,253
3,500		General Mills, Inc.	163,765
2,070		H.J. Heinz Co.	73,319
1,450		Hershey Co.	90,045
2,120		Kellogg Co.	94,213
1,700	@	Kroger Co.	32,351
900		McCormick & Co., Inc.	29,412
2,550		Safeway, Inc.	57,605
4,730		Sara Lee Corp.	93,701
1,530		SUPERVALU, Inc.	49,893
1,940		Wm. Wrigley Jr. Co.	133,550

			893,944

		Forest Products and Paper: 0.1%
1,530		Georgia-Pacific Corp.	48,654
310		International Paper Co.	9,365
920		Louisiana-Pacific Corp.	22,614
550		MeadWestvaco Corp.	15,422
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 3
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper (continued)
1,400		Plum Creek Timber Co., Inc.	$50,820
900		Temple-Inland, Inc.	33,435

			180,310

		Gas: 0.1%
950		KeySpan Corp.	38,665
200		Nicor, Inc.	8,234
1,680		Sempra Energy	69,401

			116,300

		Hand/Machine Tools: 0.1%
900		Black & Decker Corp.	80,865
590		Snap-On, Inc.	20,237
670		Stanley Works	30,512

			131,614

		Healthcare — Products: 1.2%
470		Bausch & Lomb, Inc.	39,010
3,590		Baxter Intl., Inc.	133,189
2,470		Becton Dickinson & Co.	129,601
1,470		Biomet, Inc.	50,921
4,530	@	Boston Scientific Corp.	122,310
530		C.R. Bard, Inc.	35,250
3,660		Guidant Corp.	246,318
18,610		Johnson & Johnson	1,209,650
7,200		Medtronic, Inc.	372,888
1,850	@	St. Jude Medical, Inc.	80,679
630	@	Zimmer Holdings, Inc.	47,987

			2,467,803

		Healthcare — Services: 0.8%
3,350		Aetna, Inc.	277,447
2,400		HCA, Inc.	136,008
1,600	@	Humana, Inc.	63,584
800	@	Laboratory Corp. of America Holdings	39,920
420		Quest Diagnostics, Inc.	22,373
14,620		UnitedHealth Group, Inc.	762,288
5,810	@	WellPoint, Inc.	404,608

			1,706,228

		Home Furnishings: 0.0%
1,570		Leggett & Platt, Inc.	41,731
390		Whirlpool Corp.	27,343

			69,074

		Household Products/ Wares: 0.2%
50		Avery Dennison Corp.	2,648
950		Clorox Co.	52,934
900		Fortune Brands, Inc.	79,920
3,150		Kimberly-Clark Corp.	197,159

			332,661

		Housewares: 0.0%
1,700		Newell Rubbermaid, Inc.	40,528

			40,528

		Insurance: 1.8%
2,890	@@	ACE Ltd.	129,617
2,920		AFLAC, Inc.	126,378
7,710		Allstate Corp.	460,672
640		AMBAC Financial Group, Inc.	44,646
14,590		American Intl. Group, Inc.	847,678
1,900		Aon Corp.	47,576
2,180		Chubb Corp.	186,630
1,480		CIGNA Corp.	158,404
1,076		Cincinnati Financial Corp.	42,567
1,900		Hartford Financial Services Group, Inc.	142,082
780		Jefferson-Pilot Corp.	39,328
1,010		Lincoln National Corp.	47,389
1,000		Loews Corp.	77,500
880		MBIA, Inc.	52,193
8,380		MetLife, Inc.	376,597
880		MGIC Investment Corp.	57,394
1,790		Principal Financial Group	75,001
1,920		Progressive Corp.	189,715
5,150		Prudential Financial, Inc.	338,149
1,470		Safeco Corp.	79,880
3,800		St. Paul Travelers Cos., Inc.	150,214
680		Torchmark Corp.	35,496
1,600		UnumProvident Corp.	29,312
1,580	@@	XL Capital Ltd.	117,584

			3,852,002

		Internet: 0.3%
3,450	@	eBay, Inc.	113,885
850	@	Monster Worldwide, Inc.	24,378
8,120	@	Symantec Corp.	176,529
7,800	@	Yahoo!, Inc.	270,269

			585,061

		Iron/Steel: 0.1%
1,620		Nucor Corp.	73,904
1,280		United States Steel Corp.	43,994

			117,898

		Leisure Time: 0.1%
740		Brunswick Corp.	32,057
3,000		Carnival Corp.	163,650
1,750		Harley-Davidson, Inc.	86,800
1,300		Sabre Holdings Corp.	25,935

			308,442

		Lodging: 0.1%
1,020		Harrah’s Entertainment, Inc.	73,511
2,090		Hilton Hotels Corp.	49,847
1,250		Marriott Intl., Inc.	85,275
1,370		Starwood Hotels & Resorts Worldwide, Inc.	80,241

			288,874

		Machinery — Diversified: 0.1%
450		Cummins, Inc.	33,575
1,410		Deere & Co.	92,341
1,030		Rockwell Automation, Inc.	50,171

			176,087

		Media: 0.9%
13,000	@	Comcast Corp.	399,100
740		Gannett Co., Inc.	52,636
3,660		McGraw-Hill Cos., Inc.	161,955
370		Meredith Corp.	18,152
830		New York Times Co.	25,855
16,350		News Corp. Class A	264,543
26,940	@	Time Warner, Inc.	450,167
150		Tribune Co.	5,277
850	@	Univision Communications, Inc.	23,418
9,160		Viacom, Inc.	293,303
12,040		Walt Disney Co.	303,167

			1,997,573

		Mining: 0.0%
1,050		Freeport-McMoRan Copper & Gold, Inc.	39,312
670		Phelps Dodge Corp.	61,975

			101,287

		Miscellaneous Manufacturing: 1.6%
4,470		3M Co.	323,180
540	@@	Cooper Industries Ltd.	34,506
2,720		Danaher Corp.	142,365
1,260		Dover Corp.	45,839
2,040		Eastman Kodak Co.	54,774
730		Eaton Corp.	43,727
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 3
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
61,770		General Electric Co.	$2,140,330
8,630		Honeywell Intl., Inc.	316,117
1,660		Illinois Tool Works, Inc.	132,269
1,030	@@	Ingersoll-Rand Co. Ltd.	73,491
530		ITT Industries, Inc.	51,744
360		Pall Corp.	10,930
840		Textron, Inc.	63,714
1,050	@@	Tyco Intl., Ltd.	30,660

			3,463,646

		Office/ Business Equipment: 0.1%
1,510		Pitney Bowes, Inc.	65,761
5,720	@	Xerox Corp.	78,878

			144,639

		Oil and Gas: 3.2%
420		Amerada Hess Corp.	44,734
1,130		Anadarko Petroleum Corp.	92,830
1,440		Apache Corp.	93,024
3,740		Burlington Resources, Inc.	206,598
19,330		ChevronTexaco Corp.	1,080,933
10,150		ConocoPhillips	583,523
4,660		Devon Energy Corp.	236,168
820		EOG Resources, Inc.	46,576
58,700		Exxon Mobil Corp.	3,373,488
570		Kerr-McGee Corp.	43,497
2,610		Marathon Oil Corp.	139,296
150	@	Noble Corp.	9,227
2,960		Occidental Petroleum Corp.	227,712
650		Sunoco, Inc.	73,892
1,400	@,@@	Transocean, Inc.	75,558
2,040		Unocal Corp.	132,702
2,450		Valero Energy Corp.	193,820

			6,653,578

		Oil and Gas Services: 0.1%
180		BJ Services Co.	9,446
2,200		Halliburton Co.	105,204
350	@	National-Oilwell Varco, Inc.	16,639

			131,289

		Packaging and Containers: 0.0%
740		Ball Corp.	26,611
450	@	Pactiv Corp.	9,711
480	@	Sealed Air Corp.	23,899

			60,221

		Pharmaceuticals: 1.9%
970		Allergan, Inc.	82,683
1,050		AmerisourceBergen Corp.	72,608
5,470		Bristol-Myers Squibb Co.	136,641
4,950		Cardinal Health, Inc.	285,021
5,240	@	Caremark Rx, Inc.	233,285
650		Eli Lilly & Co.	36,212
940	@	Express Scripts, Inc.	46,981
200	@	Forest Laboratories, Inc.	7,770
2,400	@	Gilead Sciences, Inc.	105,576
850	@	Hospira, Inc.	33,150
1,450	@	King Pharmaceuticals, Inc.	15,109
1,550	@	Medco Health Solutions, Inc.	82,708
12,540		Merck & Co., Inc.	386,232
71,080		Pfizer, Inc.	1,960,385
14,050		Schering-Plough Corp.	267,793
700	@	Watson Pharmaceuticals, Inc.	20,692
7,980		Wyeth	355,110

			4,127,956

		Pipelines: 0.0%
250		El Paso Corp.	2,880
260		Kinder Morgan, Inc.	21,632
2,970		Williams Cos., Inc.	56,430

			80,942

		Real Estate Investment Trusts: 0.1%
700		Apartment Investment & Management Co.	28,644
2,350		Equity Office Properties Trust	77,785
1,650		Equity Residential	60,753
500		ProLogis	20,120
1,270		Simon Property Group, Inc.	92,062

			279,364

		Retail: 2.2%
100	@	Autonation, Inc.	2,052
1,690	@	Bed Bath & Beyond, Inc.	70,608
3,400		Best Buy Co., Inc.	233,070
1,550		Circuit City Stores, Inc.	26,800
3,080		Costco Wholesale Corp.	138,046
500		CVS Corp.	14,535
1,520		Darden Restaurants, Inc.	50,130
810		Dillard’s, Inc.	18,970
400		Family Dollar Stores, Inc.	10,440
1,700		Federated Department Stores, Inc.	124,576
4,720		Gap, Inc.	93,220
21,260		Home Depot, Inc.	827,013
2,800		J.C. Penney Co., Inc. Holding Co.	147,224
200	@	Kohl’s Corp.	11,182
230		Limited Brands, Inc.	4,927
2,290		Lowe’s Cos., Inc.	133,324
710		May Department Stores Co.	28,514
7,530		McDonald’s Corp.	208,958
800		Nordstrom, Inc.	54,376
170	@	Office Depot, Inc.	3,883
1,090	@	Sears Holdings Corp.	163,358
7,205		Staples, Inc.	153,611
2,590	@	Starbucks Corp.	133,799
5,060		Target Corp.	275,314
2,870		TJX Cos., Inc.	69,885
1,730	@	Toys “R” Us, Inc.	45,810
18,970		Wal-Mart Stores, Inc.	914,353
11,650		Walgreen Co.	535,783
700		Wendy’s Intl., Inc.	33,355
1,630		Yum! Brands, Inc.	84,890

			4,612,006

		Savings and Loans: 0.2%
1,710		Golden West Financial Corp.	110,090
5,210		Washington Mutual, Inc.	211,995

			322,085

		Semiconductors: 1.2%
1,840	@	Altera Corp.	36,469
2,170		Analog Devices, Inc.	80,963
9,510		Applied Materials, Inc.	153,872
1,700	@	Broadcom Corp.	60,367
2,009	@	Freescale Semiconductor, Inc.	42,551
59,340		Intel Corp.	1,546,399
1,080		KLA-Tencor Corp.	47,196
1,580		Linear Technology Corp.	57,970
1,840		Maxim Integrated Products, Inc.	70,306
1,550		National Semiconductor Corp.	34,147
950	@	Novellus Systems, Inc.	23,475
1,150	@	Nvidia Corp.	30,728
650	@	QLogic Corp.	20,066
10,280		Texas Instruments, Inc.	288,559

			2,493,068

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 3
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software: 1.5%
5,540		Adobe Systems, Inc.	$158,555
2,350		Autodesk, Inc.	80,770
3,460		Automatic Data Processing, Inc.	145,216
1,870	@	BMC Software, Inc.	33,567
1,140	@	Citrix Systems, Inc.	24,692
1,540		Computer Associates Intl., Inc.	42,319
2,670	@	Compuware Corp.	19,197
1,770	@	Electronic Arts, Inc.	100,200
4,640		First Data Corp.	186,250
1,210	@	Fiserv, Inc.	51,970
1,560		IMS Health, Inc.	38,641
1,780	@	Intuit, Inc.	80,296
650	@	Mercury Interactive Corp.	24,934
56,770		Microsoft Corp.	1,410,166
3,850	@	Novell, Inc.	23,870
50,870	@	Oracle Corp.	671,483
3,060	@	Parametric Technology Corp.	19,523
2,460		Siebel Systems, Inc.	21,894
1,910	@	Veritas Software Corp.	46,604

			3,180,147

		Telecommunications: 1.8%
1,850		Alltel Corp.	115,218
5,780		AT&T Corp.	110,051
1,950	@	Avaya, Inc.	16,224
10,270		BellSouth Corp.	272,874
1,360		CenturyTel, Inc.	47,097
40,640	@	Cisco Systems, Inc.	776,630
1,850		Citizens Communications Co.	24,864
1,520	@	Comverse Technology, Inc.	35,948
4,070	@	Corning, Inc.	67,643
23,090		Motorola, Inc.	421,623
6,320	@	Nextel Communications, Inc.	204,199
9,840		QUALCOMM, Inc.	324,818
18,520		SBC Communications, Inc.	439,850
1,440		Scientific-Atlanta, Inc.	47,909
950		Sprint Corp.	23,836
1,540	@	Tellabs, Inc.	13,398
26,400		Verizon Communications, Inc.	912,121

			3,854,303

		Textiles: 0.0%
1,020		Cintas Corp.	39,372

			39,372

		Toys/Games/Hobbies: 0.0%
1,340		Hasbro, Inc.	27,859
2,450		Mattel, Inc.	44,835

			72,694

		Transportation: 0.5%
2,470		Burlington Northern Santa Fe Corp.	116,288
2,460		CSX Corp.	104,944
1,900		FedEx Corp.	153,919
2,370		Norfolk Southern Corp.	73,375
1,600		Union Pacific Corp.	103,680
6,700		United Parcel Service, Inc.	463,371

			1,015,577

		Total Common Stock (Cost $65,426,932)	67,992,248

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.8%
		Federal Home Loan Mortgage Corporation: 29.6%
$2,875,000		4.040%, due 03/15/09	2,482,724
70,000,000		4.200%, due 03/15/09	60,448,920

			62,931,644

		Federal National Mortgage Association: 27.2%
2,091,000		4.030%, due 06/15/09	1,787,947
65,600,000		4.080%, due 06/15/09	55,993,667

			57,781,614

		Total U.S. Government Agency Obligations (Cost $125,226,895)	120,713,258

U.S. TREASURY OBLIGATIONS: 11.0%
		U.S. Treasury STRIP: 11.0%
26,479,000		3.700%, due 11/15/08	23,422,873

		Total U.S. Treasury Obligations (Cost $23,357,766)	23,422,873

		Total Long-Term Investments (Cost $214,011,593)	212,128,379

SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
620,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $620,058 to be received upon repurchase (Collateralized by $2,010,000 Federal National Mortgage Association, 7.250%, Market Value plus accrued interest $632,889, due 05/15/30)	620,000

		Total Short-Term Investments (Cost $620,000)	620,000

Total Investments In Securities (Cost $214,631,593)*	100.1%	$212,748,379
Other Assets and Liabilities-Net	(0.1)	(118,272)

Net Assets	100.0%	$212,630,107

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $216,738,230. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,017,975
Gross Unrealized Depreciation	(6,007,826)

Net Unrealized Depreciation	$(3,989,851)

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 4
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 37.8%
		Advertising: 0.1%
1,050	@	Interpublic Group of Cos., Inc.	$12,789
800		Omnicom Group, Inc.	63,888

			76,677

		Aerospace/Defense: 0.8%
2,050		Boeing Co.	135,300
850		General Dynamics Corp.	93,109
50		Goodrich Corp.	2,048
150		L-3 Communications Holdings, Inc.	11,487
1,960		Lockheed Martin Corp.	127,145
970		Northrop Grumman Corp.	53,593
1,150		Raytheon Co.	44,988
600		Rockwell Collins, Inc.	28,608
2,500		United Technologies Corp.	128,375

			624,653

		Agriculture: 0.7%
5,500		Altria Group, Inc.	355,630
3,120		Archer-Daniels-Midland Co.	66,706
1,270		Monsanto Co.	79,845
500		Reynolds American, Inc.	39,400
700		UST, Inc.	31,962

			573,543

		Apparel: 0.3%
1,860	@	Coach, Inc.	62,440
350		Jones Apparel Group, Inc.	10,864
400		Liz Claiborne, Inc.	15,904
1,130		Nike, Inc.	97,858
200		Reebok Intl., Ltd.	8,366
480		VF Corp.	27,466

			222,898

		Auto Manufacturers: 0.1%
5,200		Ford Motor Co.	53,248
250	@	Navistar Intl. Corp.	8,000
200		PACCAR, Inc.	13,600

			74,848

		Auto Parts and Equipment: 0.1%
840	@	Goodyear Tire & Rubber Co.	12,516
500		Johnson Controls, Inc.	28,165

			40,681

		Banks: 2.5%
1,150		AmSouth Bancorporation	29,900
20,100		Bank of America Corp.	916,760
700		BB&T Corp.	27,979
750		Comerica, Inc.	43,350
50		Compass Bancshares, Inc.	2,250
150		First Horizon National Corp.	6,330
150		Huntington Bancshares, Inc.	3,621
1,750		KeyCorp	58,013
250		M & T Bank Corp.	26,290
700		Marshall & Ilsley Corp.	31,115
500		Mellon Financial Corp.	14,345
1,600		National City Corp.	54,592
1,075		North Fork Bancorporation, Inc.	30,197
500		Northern Trust Corp.	22,795
700		PNC Financial Services Group, Inc.	38,122
850		State Street Corp.	41,013
850		SunTrust Banks, Inc.	61,404
200		The Bank of New York Co., Inc.	5,756
4,550		U.S. Bancorp	132,860
3,951		Wachovia Corp.	195,969
4,150		Wells Fargo & Co.	255,556
300		Zions Bancorporation	22,059

			2,020,276

		Beverages: 1.1%
950		Anheuser-Busch Cos., Inc.	43,463
430		Brown-Forman Corp.	25,998
9,300		Coca-Cola Co.	388,274
450		Coca-Cola Enterprises, Inc.	9,905
150		Molson Coors Brewing Co.	9,300
600		Pepsi Bottling Group, Inc.	17,166
7,100		PepsiCo, Inc.	382,903

			877,009

		Biotechnology: 0.3%
3,100	@	Amgen, Inc.	187,426
750	@	Genzyme Corp.	45,068
100	@	Millipore Corp.	5,673

			238,167

		Building Materials: 0.1%
490		American Standard Cos., Inc.	20,541
1,150		Masco Corp.	36,524
300		Vulcan Materials Co.	19,497

			76,562

		Chemicals: 0.6%
550		Air Products & Chemicals, Inc.	33,165
2,750		Dow Chemical Co.	122,457
2,850		E.I. du Pont de Nemours & Co.	122,578
200		Eastman Chemical Co.	11,030
50		Engelhard Corp.	1,428
400		International Flavors & Fragrances, Inc.	14,488
750		PPG Industries, Inc.	47,070
800		Praxair, Inc.	37,280
550		Rohm & Haas Co.	25,487
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 4
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Chemicals (continued)
350		Sherwin-Williams Co.	$16,482
100		Sigma-Aldrich Corp.	5,604

			437,069

		Commercial Services: 0.3%
2,851		Cendant Corp.	63,777
620		Equifax, Inc.	22,140
200		H&R Block, Inc.	11,670
1,450		McKesson Corp.	64,945
700		Moody’s Corp.	31,472
1,500		Paychex, Inc.	48,810
550		R.R. Donnelley & Sons Co.	18,981
400		Robert Half Intl., Inc.	9,988

			271,783

		Computers: 1.9%
4,010	@	Apple Computer, Inc.	147,608
500	@	Computer Sciences Corp.	21,850
12,030	@	Dell, Inc.	475,304
650		Electronic Data Systems Corp.	12,513
10,350	@	EMC Corp.	141,899
7,350		Hewlett-Packard Co.	172,799
4,050		International Business Machines Corp.	300,509
300	@	Lexmark Intl., Inc.	19,449
700	@	NCR Corp.	24,584
1,650	@	Network Appliance, Inc.	46,646
16,490	@	Sun Microsystems, Inc.	61,508
750	@	Sungard Data Systems, Inc.	26,378
1,100	@	Unisys Corp.	6,963

			1,458,010

		Cosmetics/Personal Care: 0.8%
300		Alberto-Culver Co.	12,999
550		Avon Products, Inc.	20,818
1,350		Colgate-Palmolive Co.	67,379
2,500		Gillette Co.	126,575
6,800		Procter & Gamble Co.	358,699

			586,470

		Distribution/ Wholesale: 0.1%
550		Genuine Parts Co.	22,599
350		W.W. Grainger, Inc.	19,177

			41,776

		Diversified Financial Services: 2.1%
3,200		American Express Co.	170,335
280		Bear Stearns Cos., Inc.	29,103
600		Capital One Financial Corp.	48,006
700		Charles Schwab Corp.	7,896
900		CIT Group, Inc.	38,673
6,500		Citigroup, Inc.	300,494
2,350		Countrywide Financial Corp.	90,734
100	@	E*TRADE Financial Corp.	1,399
2,350		Fannie Mae	137,240
150		Federated Investors, Inc.	4,502
500		Franklin Resources, Inc.	38,490
1,700		Freddie Mac	110,891
1,200		Goldman Sachs Group, Inc.	122,424
850		JPMorgan Chase & Co.	30,022
1,340		Lehman Brothers Holdings, Inc.	133,035
300		MBNA Corp.	7,848
2,250		Merrill Lynch & Co., Inc.	123,773
3,000		Morgan Stanley	157,410
1,100	@	Providian Financial Corp.	19,393
1,050		SLM Corp.	53,340
150		T. Rowe Price Group, Inc.	9,390

			1,634,398

		Electric: 1.2%
2,150	@	AES Corp.	35,217
500	@	Allegheny Energy, Inc.	12,610
550		Ameren Corp.	30,415
1,150		American Electric Power Co., Inc.	42,401
1,000		CenterPoint Energy, Inc.	13,210
250		Cinergy Corp.	11,205
1,050	@	CMS Energy Corp.	15,813
800		Consolidated Edison, Inc.	37,472
500		Constellation Energy Group, Inc.	28,845
450		Dominion Resources, Inc.	33,026
2,900		Duke Energy Corp.	86,216
1,000		Edison Intl.	40,550
600		Entergy Corp.	45,330
950		Exelon Corp.	48,764
1,000		FirstEnergy Corp.	48,110
1,100		FPL Group, Inc.	46,266
400		NiSource, Inc.	9,892
1,050		PG&E Corp.	39,417
700		PPL Corp.	41,566
150		Progress Energy, Inc.	6,786
600		Public Service Enterprise Group, Inc.	36,492
2,150		Southern Co.	74,541
700		TECO Energy, Inc.	13,237
1,150		TXU Corp.	95,553
250		Xcel Energy, Inc.	4,880

			897,814

		Electrical Components and Equipment: 0.1%
1,150		Emerson Electric Co.	72,025

			72,025

		Electronics: 0.2%
1,000	@	Agilent Technologies, Inc.	23,019
500		Applera Corp. — Applied Biosystems Group	9,835
50	@	Fisher Scientific Intl., Inc.	3,245
450	@	Jabil Circuit, Inc.	13,829
300		Parker Hannifin Corp.	18,603
400		PerkinElmer, Inc.	7,560
2,450	@	Solectron Corp.	9,286
400		Tektronix, Inc.	9,308
400	@	Thermo Electron Corp.	10,748
350	@	Waters Corp.	13,010

			118,443

		Engineering and Construction: 0.0%
200		Fluor Corp.	11,518

			11,518

		Entertainment: 0.0%
850		International Game Technology	23,928

			23,928

		Environmental Control: 0.1%
1,400		Waste Management, Inc.	39,676

			39,676

		Food: 0.5%
250		Albertson’s, Inc.	5,170
800		Campbell Soup Co.	24,616
150		ConAgra Foods, Inc.	3,474
1,500		General Mills, Inc.	70,185
1,000		H.J. Heinz Co.	35,420
550		Hershey Co.	34,155
1,000		Kellogg Co.	44,440
200	@	Kroger Co.	3,806
350		McCormick & Co., Inc.	11,438
1,100		Safeway, Inc.	24,849
1,800		Sara Lee Corp.	35,658
550		SUPERVALU, Inc.	17,936
850		Wm. Wrigley Jr. Co.	58,514

			369,661

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 4
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper: 0.1%
650		Georgia-Pacific Corp.	$20,670
150		International Paper Co.	4,532
500		Louisiana-Pacific Corp.	12,290
500		MeadWestvaco Corp.	14,020
600		Plum Creek Timber Co., Inc.	21,780
400		Temple-Inland, Inc.	14,860

			88,152

		Gas: 0.1%
500		KeySpan Corp.	20,350
750		Sempra Energy	30,983

			51,333

		Hand/ Machine Tools: 0.1%
380		Black & Decker Corp.	34,143
100		Snap-On, Inc.	3,430
300		Stanley Works	13,662

			51,235

		Healthcare — Products: 1.4%
200		Bausch & Lomb, Inc.	16,600
1,550		Baxter Intl., Inc.	57,505
1,240		Becton Dickinson & Co.	65,063
700		Biomet, Inc.	24,248
2,100	@	Boston Scientific Corp.	56,700
350		C.R. Bard, Inc.	23,279
1,580		Guidant Corp.	106,334
7,900		Johnson & Johnson	513,499
2,900		Medtronic, Inc.	150,191
1,000	@	St. Jude Medical, Inc.	43,610
250	@	Zimmer Holdings, Inc.	19,043

			1,076,072

		Healthcare — Services: 1.0%
1,440		Aetna, Inc.	119,261
1,000		HCA, Inc.	56,670
750	@	Humana, Inc.	29,805
400	@	Laboratory Corp. of America Holdings	19,960
200		Quest Diagnostics, Inc.	10,654
6,290		UnitedHealth Group, Inc.	327,961
2,530	@	WellPoint, Inc.	176,189

			740,500

		Home Furnishings: 0.0%
500		Leggett & Platt, Inc.	13,290
100		Whirlpool Corp.	7,011

			20,301

		Household Products/ Wares: 0.2%
150		Avery Dennison Corp.	7,944
400		Clorox Co.	22,288
400		Fortune Brands, Inc.	35,520
1,350		Kimberly-Clark Corp.	84,497

			150,249

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	22,648

			22,648

		Insurance: 2.1%
1,100	@@	ACE Ltd.	49,335
1,250		AFLAC, Inc.	54,100
3,320		Allstate Corp.	198,369
300		AMBAC Financial Group, Inc.	20,928
6,500		American Intl. Group, Inc.	377,649
1,000		Aon Corp.	25,040
930		Chubb Corp.	79,617
620		CIGNA Corp.	66,359
185		Cincinnati Financial Corp.	7,319
800		Hartford Financial Services Group, Inc.	59,824
350		Jefferson-Pilot Corp.	17,647
450		Lincoln National Corp.	21,114
450		Loews Corp.	34,875
350		MBIA, Inc.	20,759
3,590		MetLife, Inc.	161,334
400		MGIC Investment Corp.	26,088
750		Principal Financial Group	31,425
830		Progressive Corp.	82,012
2,240		Prudential Financial, Inc.	147,078
600		Safeco Corp.	32,604
1,650		St. Paul Travelers Cos., Inc.	65,225
400		Torchmark Corp.	20,880
1,050		UnumProvident Corp.	19,236
680	@@	XL Capital Ltd.	50,606

			1,669,423

		Internet: 0.3%
1,500	@	eBay, Inc.	49,515
3,480	@	Symantec Corp.	75,655
3,400	@	Yahoo!, Inc.	117,810

			242,980

		Iron/Steel: 0.1%
700		Nucor Corp.	31,934
500		United States Steel Corp.	17,185

			49,119

		Leisure Time: 0.2%
300		Brunswick Corp.	12,996
1,350		Carnival Corp.	73,642
700		Harley-Davidson, Inc.	34,720
350		Sabre Holdings Corp.	6,983

			128,341

		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	28,828
1,250		Hilton Hotels Corp.	29,813
520		Marriott Intl., Inc.	35,473
550		Starwood Hotels & Resorts Worldwide, Inc.	32,214

			126,328

		Machinery — Diversified: 0.1%
150		Cummins, Inc.	11,192
600		Deere & Co.	39,293
450		Rockwell Automation, Inc.	21,920

			72,405

		Media: 1.1%
5,600	@	Comcast Corp.	171,920
300		Gannett Co., Inc.	21,339
1,600		McGraw-Hill Cos., Inc.	70,800
150		Meredith Corp.	7,359
350		New York Times Co.	10,903
7,050		News Corp. Class A	114,069
11,600	@	Time Warner, Inc.	193,835
100		Tribune Co.	3,518
350	@	Univision Communications, Inc.	9,643
3,950		Viacom, Inc.	126,479
5,150		Walt Disney Co.	129,677

			859,542

		Mining: 0.1%
450		Freeport-McMoRan Copper & Gold, Inc.	16,848
400		Phelps Dodge Corp.	37,000

			53,848

		Miscellaneous Manufacturing: 2.0%
2,100		3M Co.	151,829
300	@@	Cooper Industries Ltd.	19,170
1,150		Danaher Corp.	60,191
550		Dover Corp.	20,009
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 4
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
750		Eastman Kodak Co.	$20,138
450		Eaton Corp.	26,955
26,650		General Electric Co.	923,422
3,650		Honeywell Intl., Inc.	133,699
700		Illinois Tool Works, Inc.	55,776
450	@@	Ingersoll-Rand Co. Ltd.	32,108
300		ITT Industries, Inc.	29,289
150		Pall Corp.	4,554
350		Textron, Inc.	26,548
450	@@	Tyco Intl., Ltd.	13,140

			1,516,828

		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	26,130
2,900	@	Xerox Corp.	39,991

			66,121

		Oil and Gas: 3.6%
250		Amerada Hess Corp.	26,628
500		Anadarko Petroleum Corp.	41,075
600		Apache Corp.	38,760
1,550		Burlington Resources, Inc.	85,622
8,350		ChevronTexaco Corp.	466,931
4,350		ConocoPhillips	250,081
2,000		Devon Energy Corp.	101,360
450		EOG Resources, Inc.	25,560
25,350		Exxon Mobil Corp.	1,456,864
300		Kerr-McGee Corp.	22,893
1,100		Marathon Oil Corp.	58,707
50	@@	Noble Corp.	3,076
1,300		Occidental Petroleum Corp.	100,009
300		Sunoco, Inc.	34,104
600	@,@@	Transocean, Inc.	32,382
800		Unocal Corp.	52,040
1,000		Valero Energy Corp.	79,110

			2,875,202

		Oil and Gas Services: 0.1%
100		BJ Services Co.	5,248
950		Halliburton Co.	45,429
150	@	National-Oilwell Varco, Inc.	7,131

			57,808

		Packaging and Containers: 0.0%
400		Ball Corp.	14,384
200	@	Pactiv Corp.	4,316
200	@	Sealed Air Corp.	9,958

			28,658

		Pharmaceuticals: 2.2%
400		Allergan, Inc.	34,096
490		AmerisourceBergen Corp.	33,884
2,350		Bristol-Myers Squibb Co.	58,703
2,120		Cardinal Health, Inc.	122,070
2,260	@	Caremark Rx, Inc.	100,615
300		Eli Lilly & Co.	16,713
400	@	Express Scripts, Inc.	19,992
100	@	Forest Laboratories, Inc.	3,885
1,000	@	Gilead Sciences, Inc.	43,990
400	@	Hospira, Inc.	15,600
600	@	King Pharmaceuticals, Inc.	6,252
700	@	Medco Health Solutions, Inc.	37,352
5,400		Merck & Co., Inc.	166,319
30,700		Pfizer, Inc.	846,705
6,050		Schering-Plough Corp.	115,313
300	@	Watson Pharmaceuticals, Inc.	8,868
3,400		Wyeth	151,300

			1,781,657

		Pipelines: 0.1%
100		El Paso Corp.	1,152
200		Kinder Morgan, Inc.	16,640
1,150		Williams Cos., Inc.	21,850

			39,642

		Real Estate Investment Trusts: 0.2%
300		Apartment Investment & Management Co.	12,276
1,000		Equity Office Properties Trust	33,100
700		Equity Residential	25,774
250		ProLogis	10,060
550		Simon Property Group, Inc.	39,870

			121,080

		Retail: 2.4%
50	@	Autonation, Inc.	1,026
800	@	Bed Bath & Beyond, Inc.	33,424
1,460		Best Buy Co., Inc.	100,083
750		Circuit City Stores, Inc.	12,968
1,200		Costco Wholesale Corp.	53,784
200		CVS Corp.	5,814
650		Darden Restaurants, Inc.	21,437
340		Dillard’s, Inc.	7,963
200		Family Dollar Stores, Inc.	5,220
750		Federated Department Stores, Inc.	54,960
2,050		Gap, Inc.	40,488
9,150		Home Depot, Inc.	355,934
1,100		J.C. Penney Co., Inc. Holding Co.	57,838
100	@	Kohl’s Corp.	5,591
100		Limited Brands, Inc.	2,142
1,000		Lowe’s Cos., Inc.	58,220
50		May Department Stores Co.	2,008
3,250		McDonald’s Corp.	90,188
350		Nordstrom, Inc.	23,790
100	@	Office Depot, Inc.	2,284
460	@	Sears Holdings Corp.	68,940
3,100		Staples, Inc.	66,092
1,100	@	Starbucks Corp.	56,826
2,200		Target Corp.	119,702
1,100		TJX Cos., Inc.	26,785
900	@	Toys “R” Us, Inc.	23,832
8,200		Wal-Mart Stores, Inc.	395,239
5,030		Walgreen Co.	231,329
300		Wendy’s Intl., Inc.	14,295
700		Yum! Brands, Inc.	36,456

			1,974,658

		Savings and Loans: 0.2%
700		Golden West Financial Corp.	45,066
2,200		Washington Mutual, Inc.	89,518

			134,584

		Semiconductors: 1.4%
1,100	@	Altera Corp.	21,802
1,050		Analog Devices, Inc.	39,176
4,050		Applied Materials, Inc.	65,529
700	@	Broadcom Corp.	24,857
856	@	Freescale Semiconductor, Inc.	18,130
25,600		Intel Corp.	667,135
450		KLA-Tencor Corp.	19,665
800		Linear Technology Corp.	29,352
800		Maxim Integrated Products, Inc.	30,568
950		National Semiconductor Corp.	20,929
400	@	Novellus Systems, Inc.	9,884
500	@	Nvidia Corp.	13,360
300	@	QLogic Corp.	9,261
4,350		Texas Instruments, Inc.	122,105

			1,091,753

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 4
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software: 1.8%
2,360		Adobe Systems, Inc.	$67,543
1,000		Autodesk, Inc.	34,370
1,450		Automatic Data Processing, Inc.	60,857
950	@	BMC Software, Inc.	17,053
400	@	Citrix Systems, Inc.	8,664
650		Computer Associates Intl., Inc.	17,862
1,300	@	Compuware Corp.	9,347
900	@	Electronic Arts, Inc.	50,949
2,000		First Data Corp.	80,280
500	@	Fiserv, Inc.	21,475
600		IMS Health, Inc.	14,862
750	@	Intuit, Inc.	33,833
250	@	Mercury Interactive Corp.	9,590
24,500		Microsoft Corp.	608,579
1,250	@	Novell, Inc.	7,750
22,000	@	Oracle Corp.	290,400
1,330	@	Parametric Technology Corp.	8,485
1,050		Siebel Systems, Inc.	9,345
1,150	@	Veritas Software Corp.	28,060

			1,379,304

		Telecommunications: 2.1%
800		Alltel Corp.	49,824
2,500		AT&T Corp.	47,600
1,400	@	Avaya, Inc.	11,648
4,450		BellSouth Corp.	118,237
350		CenturyTel, Inc.	12,121
17,400	@	Cisco Systems, Inc.	332,513
800		Citizens Communications Co.	10,752
500	@	Comverse Technology, Inc.	11,825
1,750	@	Corning, Inc.	29,085
10,600		Motorola, Inc.	193,556
2,750	@	Nextel Communications, Inc.	88,853
4,000		QUALCOMM, Inc.	132,040
8,000		SBC Communications, Inc.	190,000
700		Scientific-Atlanta, Inc.	23,289
400		Sprint Corp.	10,036
1,250	@	Tellabs, Inc.	10,875
11,400		Verizon Communications, Inc.	393,869

			1,666,123

		Textiles: 0.0%
500		Cintas Corp.	19,300

			19,300

		Toys/Games/Hobbies: 0.0%
450		Hasbro, Inc.	9,356
1,050		Mattel, Inc.	19,215

			28,571

		Transportation: 0.5%
1,050		Burlington Northern Santa Fe Corp.	49,434
1,040		CSX Corp.	44,366
850		FedEx Corp.	68,859
1,000		Norfolk Southern Corp.	30,960
650		Union Pacific Corp.	42,120
2,750		United Parcel Service, Inc.	190,190

			425,929

		Total Common Stock (Cost $28,181,904)	29,397,579

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.9%
	Federal National Mortgage Association: 32.9%
$30,000,000	4.080%, due 06/15/09	$25,606,860

	Total U.S. Government Agency Obligations (Cost $25,093,097)	25,606,860

U.S. TREASURY OBLIGATIONS: 28.6%
	U.S. Treasury STRIP: 28.6%
18,630,000	3.670%, due 05/15/09	16,182,838
7,000,000	3.680%, due 08/15/09	6,023,031

	Total U.S. Treasury Obligations (Cost $22,106,354)	22,205,869

	Total Long-Term Investments (Cost $75,381,355)	77,210,308

SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
584,000	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $584,054 to be received upon repurchase (Collateralized by $1,895,000 Federal National Mortgage Association, 7.250%, Market Value plus accrued interest $596,679, due 05/15/30)	584,000

	Total Short-Term Investments (Cost $584,000)	584,000

Total Investments In Securities (Cost $75,965,355)*	100.1%	$77,794,308
Other Assets and Liabilities-Net	(0.1)	(60,741)

Net Assets	100.0%	$77,733,567

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $76,577,798.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,076,282
Gross Unrealized Depreciation	(859,772)

Net Unrealized Appreciation	$1,216,510

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 5
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 67.2%
		Advertising: 0.2%
580	@	Interpublic Group of Cos., Inc.	$7,064
880		Omnicom Group, Inc.	70,277

			77,341

		Aerospace/ Defense: 1.4%
2,330		Boeing Co.	153,780
950		General Dynamics Corp.	104,063
40		Goodrich Corp.	1,638
50		L-3 Communications Holdings, Inc.	3,829
2,190		Lockheed Martin Corp.	142,065
1,130		Northrop Grumman Corp.	62,433
1,490		Raytheon Co.	58,289
510		Rockwell Collins, Inc.	24,317
2,780		United Technologies Corp.	142,753

			693,167

		Agriculture: 1.3%
6,180		Altria Group, Inc.	399,599
3,380		Archer-Daniels-Midland Co.	72,264
1,440		Monsanto Co.	90,533
550		Reynolds American, Inc.	43,340
740		UST, Inc.	33,788

			639,524

		Apparel: 0.5%
2,060	@	Coach, Inc.	69,154
440		Jones Apparel Group, Inc.	13,658
440		Liz Claiborne, Inc.	17,494
1,220		Nike, Inc.	105,653
240		Reebok Intl., Ltd.	10,039
520		VF Corp.	29,754

			245,752

		Auto Manufacturers: 0.2%
6,070		Ford Motor Co.	62,157
300	@	Navistar Intl. Corp.	9,600
230		PACCAR, Inc.	15,640

			87,397

		Auto Parts and Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	11,920
640		Johnson Controls, Inc.	36,051

			47,971

		Banks: 4.5%
1,090		AmSouth Bancorporation	28,340
22,560		Bank of America Corp.	1,028,961
740		BB&T Corp.	29,578
790		Comerica, Inc.	45,662
50		Compass Bancshares, Inc.	2,250
150		First Horizon National Corp.	6,330
150		Huntington Bancshares, Inc.	3,621
1,980		KeyCorp	65,637
260		M & T Bank Corp.	27,342
780		Marshall & Ilsley Corp.	34,671
590		Mellon Financial Corp.	16,927
1,780		National City Corp.	60,734
1,470		North Fork Bancorporation, Inc.	41,292
530		Northern Trust Corp.	24,163
750		PNC Financial Services Group, Inc.	40,845
940		State Street Corp.	45,355
1,040		SunTrust Banks, Inc.	75,130
230		The Bank of New York Co., Inc.	6,619
5,070		U.S. Bancorp	148,044
4,397		Wachovia Corp.	218,090
4,620		Wells Fargo & Co.	284,499
230		Zions Bancorporation	16,912

			2,251,002

		Beverages: 2.0%
1,090		Anheuser-Busch Cos., Inc.	49,868
480		Brown-Forman Corp.	29,021
10,650		Coca-Cola Co.	444,637
940		Coca-Cola Enterprises, Inc.	20,689
200		Molson Coors Brewing Co.	12,400
840		Pepsi Bottling Group, Inc.	24,032
7,890		PepsiCo, Inc.	425,508

			1,006,155

		Biotechnology: 0.5%
3,580	@	Amgen, Inc.	216,447
710	@	Genzyme Corp.	42,664

			259,111

		Building Materials: 0.2%
530		American Standard Cos., Inc.	22,218
1,450		Masco Corp.	46,052
390		Vulcan Materials Co.	25,346

			93,616

		Chemicals: 1.1%
780		Air Products & Chemicals, Inc.	47,034
2,880		Dow Chemical Co.	128,245
2,970		E.I. du Pont de Nemours & Co.	127,739
290		Eastman Chemical Co.	15,994
390		Engelhard Corp.	11,135
230		International Flavors & Fragrances, Inc.	8,331
910		PPG Industries, Inc.	57,112
1,100		Praxair, Inc.	51,260
800		Rohm & Haas Co.	37,072
440		Sherwin-Williams Co.	20,720
310		Sigma-Aldrich Corp.	17,372

			522,014

		Commercial Services: 0.6%
3,171		Cendant Corp.	70,935
710		Equifax, Inc.	25,354
230		H&R Block, Inc.	13,421
1,460		McKesson Corp.	65,393
720		Moody’s Corp.	32,371
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 5
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
1,660		Paychex, Inc.	$54,016
780		R.R. Donnelley & Sons Co.	26,918
810		Robert Half Intl., Inc.	20,226

			308,634

		Computers: 3.3%
4,370	@	Apple Computer, Inc.	160,860
740	@	Computer Sciences Corp.	32,338
13,500	@	Dell, Inc.	533,385
700		Electronic Data Systems Corp.	13,475
11,070	@	EMC Corp.	151,770
7,830		Hewlett-Packard Co.	184,083
4,410		International Business Machines Corp.	327,222
350	@	Lexmark Intl., Inc.	22,691
760	@	NCR Corp.	26,691
1,690	@	Network Appliance, Inc.	47,776
17,120	@	Sun Microsystems, Inc.	63,858
760	@	Sungard Data Systems, Inc.	26,729
1,300	@	Unisys Corp.	8,229

			1,599,107

		Cosmetics/ Personal Care: 1.3%
360		Alberto-Culver Co.	15,599
630		Avon Products, Inc.	23,846
1,550		Colgate-Palmolive Co.	77,361
2,700		Gillette Co.	136,700
7,410		Procter & Gamble Co.	390,877

			644,383

		Distribution/ Wholesale: 0.1%
480		Genuine Parts Co.	19,724
260		W.W. Grainger, Inc.	14,245

			33,969

		Diversified Financial Services: 3.7%
3,520		American Express Co.	187,369
310		Bear Stearns Cos., Inc.	32,221
690		Capital One Financial Corp.	55,207
750		Charles Schwab Corp.	8,460
850		CIT Group, Inc.	36,525
7,250		Citigroup, Inc.	335,167
2,650		Countrywide Financial Corp.	102,317
80	@	E*TRADE Financial Corp.	1,119
2,630		Fannie Mae	153,592
150		Federated Investors, Inc.	4,502
650		Franklin Resources, Inc.	50,037
1,850		Freddie Mac	120,676
1,210		Goldman Sachs Group, Inc.	123,444
950		JPMorgan Chase & Co.	33,554
1,480		Lehman Brothers Holdings, Inc.	146,934
350		MBNA Corp.	9,156
2,540		Merrill Lynch & Co., Inc.	139,725
3,370		Morgan Stanley	176,824
1,590	@	Providian Financial Corp.	28,032
1,400		SLM Corp.	71,120
150		T. Rowe Price Group, Inc.	9,390

			1,825,371

		Electric: 2.0%
2,150	@	AES Corp.	35,217
500	@	Allegheny Energy, Inc.	12,610
610		Ameren Corp.	33,733
1,330		American Electric Power Co., Inc.	49,037
1,000		CenterPoint Energy, Inc.	13,210
310		Cinergy Corp.	13,894
1,150	@	CMS Energy Corp.	17,319
750		Consolidated Edison, Inc.	35,130
510		Constellation Energy Group, Inc.	29,422
550		Dominion Resources, Inc.	40,365
3,130		Duke Energy Corp.	93,054
980		Edison Intl	39,739
650		Entergy Corp.	49,108
1,090		Exelon Corp.	55,950
1,150		FirstEnergy Corp.	55,327
1,200		FPL Group, Inc.	50,472
400		NiSource, Inc.	9,892
1,340		PG&E Corp.	50,304
740		PPL Corp.	43,941
150		Progress Energy, Inc.	6,786
650		Public Service Enterprise Group, Inc.	39,533
2,400		Southern Co.	83,208
750		TECO Energy, Inc.	14,183
1,310		TXU Corp.	108,847
110		Xcel Energy, Inc.	2,147

			982,428

		Electrical Components and Equipment: 0.1%
1,150		Emerson Electric Co.	72,025

			72,025

		Electronics: 0.3%
1,530	@	Agilent Technologies, Inc.	35,220
850		Applera Corp. — Applied Biosystems Group	16,720
80	@	Fisher Scientific Intl., Inc.	5,192
840	@	Jabil Circuit, Inc.	25,813
350		Parker Hannifin Corp.	21,704
440		PerkinElmer, Inc.	8,316
3,550	@	Solectron Corp.	13,455
130		Tektronix, Inc.	3,025
830	@	Thermo Electron Corp.	22,302
390	@	Waters Corp.	14,496

			166,243

		Engineering and Construction: 0.0%
110		Fluor Corp.	6,335

			6,335

		Entertainment: 0.1%
950		International Game Technology	26,743

			26,743

		Environmental Control: 0.1%
1,580		Waste Management, Inc.	44,777

			44,777

		Food: 0.9%
250		Albertson’s, Inc.	5,170
900		Campbell Soup Co.	27,693
150		ConAgra Foods, Inc.	3,474
1,680		General Mills, Inc.	78,607
1,150		H.J. Heinz Co.	40,733
600		Hershey Co.	37,260
1,290		Kellogg Co.	57,328
210	@	Kroger Co.	3,996
500		McCormick & Co., Inc.	16,340
1,500		Safeway, Inc.	33,885
2,490		Sara Lee Corp.	49,327
710		SUPERVALU, Inc.	23,153
930		Wm. Wrigley Jr. Co.	64,021

			440,987

		Forest Products and Paper: 0.1%
730		Georgia-Pacific Corp.	23,214
160		International Paper Co.	4,834
290		Louisiana-Pacific Corp.	7,128
280		MeadWestvaco Corp.	7,851
500		Plum Creek Timber Co., Inc.	18,150
310		Temple-Inland, Inc.	11,517

			72,694

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 5
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.1%
690		KeySpan Corp.	$28,083
150		Nicor, Inc.	6,176
830		Sempra Energy	34,287

			68,546

		Hand/ Machine Tools: 0.1%
400		Black & Decker Corp.	35,940
160		Snap-On, Inc.	5,488
310		Stanley Works	14,117

			55,545

		Healthcare — Products: 2.5%
160		Bausch & Lomb, Inc.	13,280
1,700		Baxter Intl., Inc.	63,070
1,360		Becton Dickinson & Co.	71,359
860		Biomet, Inc.	29,790
2,270	@	Boston Scientific Corp.	61,290
380		C.R. Bard, Inc.	25,274
1,750		Guidant Corp.	117,775
9,000		Johnson & Johnson	585,000
3,270		Medtronic, Inc.	169,353
1,080	@	St. Jude Medical, Inc.	47,099
310	@	Zimmer Holdings, Inc.	23,613

			1,206,903

		Healthcare — Services: 1.7%
1,560		Aetna, Inc.	129,199
1,150		HCA, Inc.	65,171
850	@	Humana, Inc.	33,779
350	@	Laboratory Corp. of America Holdings	17,465
220		Quest Diagnostics, Inc.	11,719
7,020		UnitedHealth Group, Inc.	366,023
2,820	@	WellPoint, Inc.	196,385

			819,741

		Home Furnishings: 0.1%
790		Leggett & Platt, Inc.	20,998
100		Whirlpool Corp.	7,011

			28,009

		Household Products/ Wares: 0.3%
140		Avery Dennison Corp.	7,414
480		Clorox Co.	26,746
400		Fortune Brands, Inc.	35,520
1,600		Kimberly-Clark Corp.	100,144

			169,824

		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	21,456

			21,456

		Insurance: 3.9%
1,400	@@	ACE Ltd.	62,790
1,450		AFLAC, Inc.	62,756
3,720		Allstate Corp.	222,269
400		AMBAC Financial Group, Inc.	27,904
7,220		American Intl. Group, Inc.	419,481
1,150		Aon Corp.	28,796
1,010		Chubb Corp.	86,466
690		CIGNA Corp.	73,851
487		Cincinnati Financial Corp.	19,266
910		Hartford Financial Services Group, Inc.	68,050
490		Jefferson-Pilot Corp.	24,706
490		Lincoln National Corp.	22,991
510		Loews Corp.	39,525
450		MBIA, Inc.	26,690
4,030		MetLife, Inc.	181,108
440		MGIC Investment Corp.	28,697
1,110		Principal Financial Group	46,509
910		Progressive Corp.	89,917
2,440		Prudential Financial, Inc.	160,210
670		Safeco Corp.	36,408
1,850		St. Paul Travelers Cos., Inc.	73,131
480		Torchmark Corp.	25,056
1,110		UnumProvident Corp.	20,335
730	@@	XL Capital Ltd.	54,327

			1,901,239

		Internet: 0.6%
1,680	@	eBay, Inc.	55,457
400	@	Monster Worldwide, Inc.	11,472
3,850	@	Symantec Corp.	83,699
3,530	@	Yahoo!, Inc.	122,314

			272,942

		Iron/ Steel: 0.1%
850		Nucor Corp.	38,777
600		United States Steel Corp.	20,622

			59,399

		Leisure Time: 0.3%
360		Brunswick Corp.	15,595
1,560		Carnival Corp.	85,098
990		Harley-Davidson, Inc.	49,104
360		Sabre Holdings Corp.	7,182

			156,979

		Lodging: 0.3%
400		Harrah’s Entertainment, Inc.	28,828
1,560		Hilton Hotels Corp.	37,206
590		Marriott Intl., Inc.	40,250
560		Starwood Hotels & Resorts Worldwide, Inc.	32,799

			139,083

		Machinery — Diversified: 0.2%
200		Cummins, Inc.	14,922
680		Deere & Co.	44,533
480		Rockwell Automation, Inc.	23,381

			82,836

		Media: 2.0%
6,220	@	Comcast Corp.	190,954
360		Gannett Co., Inc.	25,607
1,750		McGraw-Hill Cos., Inc.	77,438
160		Meredith Corp.	7,850
380		New York Times Co.	11,837
7,900		News Corp. — Class A	127,822
12,910	@	Time Warner, Inc.	215,726
100		Tribune Co.	3,518
400	@	Univision Communications, Inc.	11,020
4,420		Viacom, Inc.	141,528
5,780		Walt Disney Co.	145,540

			958,840

		Mining: 0.1%
500		Freeport-McMoRan Copper & Gold, Inc.	18,720
360		Phelps Dodge Corp.	33,300

			52,020

		Miscellaneous Manufacturing: 3.4%
2,140		3M Co.	154,722
310	@@	Cooper Industries Ltd.	19,809
1,330		Danaher Corp.	69,612
280		Dover Corp.	10,186
910		Eastman Kodak Co.	24,434
510		Eaton Corp.	30,549
29,930		General Electric Co.	1,037,074
3,940		Honeywell Intl., Inc.	144,322
760		Illinois Tool Works, Inc.	60,557
460	@@	Ingersoll-Rand Co. Ltd.	32,821
300		ITT Industries, Inc.	29,289
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 5
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
150		Pall Corp.	$4,554
390		Textron, Inc.	29,582
500	@@	Tyco Intl., Ltd.	14,600

			1,662,111

		Office/ Business Equipment: 0.2%
780		Pitney Bowes, Inc.	33,969
3,150	@	Xerox Corp.	43,439

			77,408

		Oil and Gas: 6.5%
290		Amerada Hess Corp.	30,888
530		Anadarko Petroleum Corp.	43,540
740		Apache Corp.	47,804
1,850		Burlington Resources, Inc.	102,194
9,370		ChevronTexaco Corp.	523,970
4,880		ConocoPhillips	280,551
2,210		Devon Energy Corp.	112,003
500		EOG Resources, Inc.	28,400
28,440		Exxon Mobil Corp.	1,634,446
340		Kerr-McGee Corp.	25,945
1,230		Marathon Oil Corp.	65,645
110	@@	Noble Corp.	6,766
1,500		Occidental Petroleum Corp.	115,395
300		Sunoco, Inc.	34,104
750	@,@@	Transocean, Inc.	40,478
990		Unocal Corp.	64,400
1,130		Valero Energy Corp.	89,394

			3,245,923

		Oil and Gas Services: 0.1%
80		BJ Services Co.	4,198
1,000		Halliburton Co.	47,820
50	@	National-Oilwell Varco, Inc.	2,377

			54,395

		Packaging and Containers: 0.1%
480		Ball Corp.	17,261
200	@	Pactiv Corp.	4,316
310	@	Sealed Air Corp.	15,435

			37,012

		Pharmaceuticals: 4.0%
480		Allergan, Inc.	40,915
510		AmerisourceBergen Corp.	35,267
2,680		Bristol-Myers Squibb Co.	66,946
2,360		Cardinal Health, Inc.	135,889
2,340	@	Caremark Rx, Inc.	104,177
300		Eli Lilly & Co.	16,713
520	@	Express Scripts, Inc.	25,990
100	@	Forest Laboratories, Inc.	3,885
1,190	@	Gilead Sciences, Inc.	52,348
410	@	Hospira, Inc.	15,990
340	@	King Pharmaceuticals, Inc.	3,543
810	@	Medco Health Solutions, Inc.	43,222
6,010		Merck & Co., Inc.	185,108
34,430		Pfizer, Inc.	949,578
6,800		Schering-Plough Corp.	129,608
350	@	Watson Pharmaceuticals, Inc.	10,346
3,640		Wyeth	161,980

			1,981,505

		Pipelines: 0.1%
650		El Paso Corp.	7,488
200		Kinder Morgan, Inc.	16,640
1,140		Williams Cos., Inc.	21,660

			45,788

		Real Estate Investment Trusts: 0.3%
350		Apartment Investment & Management Co.	14,322
1,100		Equity Office Properties Trust	36,410
800		Equity Residential	29,456
250		ProLogis	10,060
610		Simon Property Group, Inc.	44,219

			134,467

		Retail: 4.6%
50	@	Autonation, Inc.	1,026
1,050	@	Bed Bath & Beyond, Inc.	43,869
1,570		Best Buy Co., Inc.	107,624
980		Circuit City Stores, Inc.	16,944
1,540		Costco Wholesale Corp.	69,023
200		CVS Corp.	5,814
790		Darden Restaurants, Inc.	26,054
380		Dillard’s, Inc.	8,900
250		Family Dollar Stores, Inc.	6,525
740		Federated Department Stores, Inc.	54,227
2,290		Gap, Inc.	45,228
10,030		Home Depot, Inc.	390,167
1,360		J.C. Penney Co., Inc. Holding Co.	71,509
100	@	Kohl’s Corp.	5,591
110		Limited Brands, Inc.	2,356
1,070		Lowe’s Cos., Inc.	62,295
400		May Department Stores Co.	16,064
3,580		McDonald’s Corp.	99,345
500		Nordstrom, Inc.	33,985
90	@	Office Depot, Inc.	2,056
490	@	Sears Holdings Corp.	73,436
3,995		Staples, Inc.	85,173
1,240	@	Starbucks Corp.	64,058
2,430		Target Corp.	132,216
1,590		TJX Cos., Inc.	38,717
710	@	Toys “R” Us, Inc.	18,801
9,130		Wal-Mart Stores, Inc.	440,066
5,730		Walgreen Co.	263,523
440		Wendy’s Intl., Inc.	20,966
790		Yum! Brands, Inc.	41,143

			2,246,701

		Savings and Loans: 0.3%
750		Golden West Financial Corp.	48,285
2,370		Washington Mutual, Inc.	96,435

			144,720

		Semiconductors: 2.5%
1,490	@	Altera Corp.	29,532
1,230		Analog Devices, Inc.	45,891
4,560		Applied Materials, Inc.	73,781
800	@	Broadcom Corp.	28,408
961	@	Freescale Semiconductor, Inc.	20,354
29,020		Intel Corp.	756,260
550		KLA-Tencor Corp.	24,035
1,130		Linear Technology Corp.	41,460
900		Maxim Integrated Products, Inc.	34,389
1,050		National Semiconductor Corp.	23,132
450	@	Novellus Systems, Inc.	11,120
550	@	Nvidia Corp.	14,696
400	@	QLogic Corp.	12,348
4,700		Texas Instruments, Inc.	131,929

			1,247,335

		Software: 3.2%
2,600		Adobe Systems, Inc.	74,412
1,230		Autodesk, Inc.	42,275
1,560		Automatic Data Processing, Inc.	65,473
1,130	@	BMC Software, Inc.	20,284
680	@	Citrix Systems, Inc.	14,729
740		Computer Associates Intl., Inc.	20,335
1,980	@	Compuware Corp.	14,236
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 5
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
830	@	Electronic Arts, Inc.	$46,986
2,200		First Data Corp.	88,308
790	@	Fiserv, Inc.	33,931
800		IMS Health, Inc.	19,816
710	@	Intuit, Inc.	32,028
300	@	Mercury Interactive Corp.	11,508
27,860		Microsoft Corp.	692,042
1,940	@	Novell, Inc.	12,028
24,340	@	Oracle Corp.	321,288
1,500	@	Parametric Technology Corp.	9,570
1,580		Siebel Systems, Inc.	14,062
1,440	@	Veritas Software Corp.	35,136

			1,568,447

		Telecommunications: 3.8%
910		Alltel Corp.	56,675
2,650		AT&T Corp.	50,456
1,530	@	Avaya, Inc.	12,730
4,990		BellSouth Corp.	132,584
460		CenturyTel, Inc.	15,930
19,600	@	Cisco Systems, Inc.	374,555
900		Citizens Communications Co.	12,096
710	@	Comverse Technology, Inc.	16,792
1,990	@	Corning, Inc.	33,074
11,300		Motorola, Inc.	206,338
3,050	@	Nextel Communications, Inc.	98,546
4,520		QUALCOMM, Inc.	149,205
8,950		SBC Communications, Inc.	212,562
810		Scientific-Atlanta, Inc.	26,949
450		Sprint Corp.	11,291
1,630	@	Tellabs, Inc.	14,181
12,800		Verizon Communications, Inc.	442,239

			1,866,203

		Textiles: 0.1%
640		Cintas Corp.	24,704

			24,704

		Toys/ Games/ Hobbies: 0.1%
850		Hasbro, Inc.	17,672
1,190		Mattel, Inc.	21,777

			39,449

		Transportation: 1.0%
1,210		Burlington Northern Santa Fe Corp.	56,967
1,010		CSX Corp.	43,087
910		FedEx Corp.	73,719
1,190		Norfolk Southern Corp.	36,842
700		Union Pacific Corp.	45,360
3,070		United Parcel Service, Inc.	212,321

			468,296

		Total Common Stock (Cost $31,792,215)	32,984,572

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.6%
		Federal National Mortgage Association: 9.1%
$5,836,000		4.650%, due 11/15/11	$4,487,289

			4,487,289

		Other U.S. Agency Obligations: 5.5%
3,470,000		FICO STRIP, 4.540%, due 10/06/11	2,692,141

			2,692,141

		Total U.S. Government Agency Obligations (Cost $7,100,697)	7,179,430

U.S. TREASURY OBLIGATIONS: 17.4%
		U.S. Treasury STRIP: 17.4%
10,760,000		3.810%, due 08/15/11	8,540,104

		Total U.S. Treasury Obligations (Cost $8,376,583)	8,540,104

		Total Long-Term Investments (Cost $47,269,495)	48,704,106

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
424,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $424,039 to be received upon repurchase (Collateralized by $450,000 Federal National Mortgage Association, 2.875%, Market Value plus accrued interest $438,675 due 05/19/08)	424,000

		Total Short-Term Investments (Cost $424,000)	424,000

Total Investments In Securities (Cost $47,693,495)*	100.1%	$49,128,106
Other Assets and Liabilities-Net	(0.1)	(25,962)

Net Assets	100.0%	$49,102,144

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $48,247,424. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,639,585
Gross Unrealized Depreciation	(758,903)

Net Unrealized Appreciation	$880,682

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 6
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 61.6%
		Advertising: 0.1%
1,558	@	Interpublic Group of Cos., Inc.	$18,976
2,336		Omnicom Group, Inc.	186,553

			205,529

		Aerospace/Defense: 1.3%
5,979		Boeing Co.	394,613
2,470		General Dynamics Corp.	270,564
82		Goodrich Corp.	3,359
399		L-3 Communications Holdings, Inc.	30,555
5,695		Lockheed Martin Corp.	369,435
2,879		Northrop Grumman Corp.	159,065
3,628		Raytheon Co.	141,927
1,270		Rockwell Collins, Inc.	60,554
7,210		United Technologies Corp.	370,234

			1,800,306

		Agriculture: 1.2%
15,900		Altria Group, Inc.	1,028,094
8,653		Archer-Daniels-Midland Co.	185,001
3,769		Monsanto Co.	236,957
1,418		Reynolds American, Inc.	111,738
1,974		UST, Inc.	90,133

			1,651,923

		Apparel: 0.5%
4,918	@	Coach, Inc.	165,097
1,250		Jones Apparel Group, Inc.	38,800
1,127		Liz Claiborne, Inc.	44,810
3,294		Nike, Inc.	285,259
514		Reebok Intl., Ltd.	21,501
1,403		VF Corp.	80,280

			635,747

		Auto Manufacturers: 0.1%
14,861		Ford Motor Co.	152,177
629		PACCAR, Inc.	42,772

			194,949

		Auto Parts and Equipment: 0.1%
1,954	@	Goodyear Tire & Rubber Co.	29,115
1,397		Johnson Controls, Inc.	78,693

			107,808

		Banks: 4.2%
2,979		AmSouth Bancorporation	77,454
57,731		Bank of America Corp.	2,633,110
1,975		BB&T Corp.	78,941
1,991		Comerica, Inc.	115,080
100		Compass Bancshares, Inc.	4,500
926		First Horizon National Corp.	39,077
401		Huntington Bancshares, Inc.	9,680
4,604		KeyCorp	152,623
699		M & T Bank Corp.	73,507
1,899		Marshall & Ilsley Corp.	84,411
1,455		Mellon Financial Corp.	41,744
4,562		National City Corp.	155,655
3,681		North Fork Bancorporation, Inc.	103,399
1,451		Northern Trust Corp.	66,151
2,255		PNC Financial Services Group, Inc.	122,807
2,378		State Street Corp.	114,739
2,371		SunTrust Banks, Inc.	171,281
528		The Bank of New York Co., Inc.	15,196
13,059		U.S. Bancorp	381,323
11,348		Wachovia Corp.	562,861
11,967		Wells Fargo & Co.	736,928
908		Zions Bancorporation	66,765

			5,807,232

		Beverages: 1.9%
2,785		Anheuser-Busch Cos., Inc.	127,414
1,198		Brown-Forman Corp.	72,431
27,583		Coca-Cola Co.	1,151,590
2,554		Coca-Cola Enterprises, Inc.	56,214
729		Molson Coors Brewing Co.	45,198
1,987		Pepsi Bottling Group, Inc.	56,848
20,467		PepsiCo, Inc.	1,103,785

			2,613,480

		Biotechnology: 0.5%
8,838	@	Amgen, Inc.	534,345
1,992	@	Genzyme Corp.	119,699
279	@	Millipore Corp.	15,828

			669,872

		Building Materials: 0.2%
1,405		American Standard Cos., Inc.	58,898
3,563		Masco Corp.	113,161
782		Vulcan Materials Co.	50,822

			222,881

		Chemicals: 0.9%
1,842		Air Products & Chemicals, Inc.	111,073
7,392		Dow Chemical Co.	329,166
7,717		E.I. du Pont de Nemours & Co.	331,908
1,005		Eastman Chemical Co.	55,426
384		Engelhard Corp.	10,963
726	@	Hercules, Inc.	10,273
815		International Flavors & Fragrances, Inc.	29,519
2,113		PPG Industries, Inc.	132,612
2,237		Praxair, Inc.	104,244
2,086		Rohm & Haas Co.	96,665
1,033		Sherwin-Williams Co.	48,644
746		Sigma-Aldrich Corp.	41,806

			1,302,299

		Commercial Services: 0.6%
8,211		Cendant Corp.	183,680
1,783		Equifax, Inc.	63,671
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 6
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
595		H&R Block, Inc.	$34,718
4,104		McKesson Corp.	183,818
1,956		Moody’s Corp.	87,942
4,326		Paychex, Inc.	140,768
2,009		R.R. Donnelley & Sons Co.	69,331
1,794		Robert Half Intl., Inc.	44,796

			808,724

		Computers: 3.0%
11,576	@	Apple Computer, Inc.	426,113
1,436	@	Computer Sciences Corp.	62,753
34,663	@	Dell, Inc.	1,369,535
1,843		Electronic Data Systems Corp.	35,478
29,473	@	EMC Corp.	404,075
20,453		Hewlett-Packard Co.	480,850
11,670		International Business Machines Corp.	865,914
927	@	Lexmark Intl., Inc.	60,097
1,828	@	NCR Corp.	64,199
5,082	@	Network Appliance, Inc.	143,668
46,831	@	Sun Microsystems, Inc.	174,680
2,377	@	Sungard Data Systems, Inc.	83,599
2,681	@	Unisys Corp.	16,971

			4,187,932

		Cosmetics/Personal Care: 1.2%
926		Alberto-Culver Co.	40,124
1,625		Avon Products, Inc.	61,506
4,288		Colgate-Palmolive Co.	214,014
7,002		Gillette Co.	354,511
19,137		Procter & Gamble Co.	1,009,477

			1,679,632

		Distribution/Wholesale: 0.1%
1,272		Genuine Parts Co.	52,266
1,005		W.W. Grainger, Inc.	55,064

			107,330

		Diversified Financial Services: 3.4%
9,178		American Express Co.	488,545
806		Bear Stearns Cos., Inc.	83,776
1,781		Capital One Financial Corp.	142,498
2,000		Charles Schwab Corp.	22,560
2,126		CIT Group, Inc.	91,354
18,725		Citigroup, Inc.	865,658
6,830		Countrywide Financial Corp.	263,706
251	@	E*TRADE Financial Corp.	3,511
6,798		Fannie Mae	397,003
90		Federated Investors, Inc.	2,701
1,556		Franklin Resources, Inc.	119,781
5,136		Freddie Mac	335,021
3,166		Goldman Sachs Group, Inc.	322,995
2,500		JPMorgan Chase & Co.	88,300
3,907		Lehman Brothers Holdings, Inc.	387,887
899		MBNA Corp.	23,518
6,602		Merrill Lynch & Co., Inc.	363,176
8,615		Morgan Stanley	452,029
3,016	@	Providian Financial Corp.	53,172
3,118		SLM Corp.	158,394
441		T. Rowe Price Group, Inc.	27,607

			4,693,192

		Electric: 1.8%
4,626	@	AES Corp.	75,774
1,050	@	Allegheny Energy, Inc.	26,481
1,602		Ameren Corp.	88,591
2,915		American Electric Power Co., Inc.	107,476
2,350		CenterPoint Energy, Inc.	31,044
769		Cinergy Corp.	34,467
1,850	@	CMS Energy Corp.	27,861
1,866		Consolidated Edison, Inc.	87,403
1,405		Constellation Energy Group, Inc.	81,054
1,350		Dominion Resources, Inc.	99,077
8,285		Duke Energy Corp.	246,312
2,350		Edison Intl.	95,293
1,836		Entergy Corp.	138,710
2,779		Exelon Corp.	142,646
2,642		FirstEnergy Corp.	127,107
3,448		FPL Group, Inc.	145,023
1,100		NiSource, Inc.	27,203
3,442		PG&E Corp.	129,213
1,572		PPL Corp.	93,345
450		Progress Energy, Inc.	20,358
1,698		Public Service Enterprise Group, Inc.	103,272
6,157		Southern Co.	213,463
1,675		TECO Energy, Inc.	31,674
3,396		TXU Corp.	282,173
719		Xcel Energy, Inc.	14,035

			2,469,055

		Electrical Components and Equipment: 0.1%
3,141		Emerson Electric Co.	196,721

			196,721

		Electronics: 0.3%
4,016	@	Agilent Technologies, Inc.	92,447
1,921		Applera Corp. — Applied Biosystems Group	37,786
182	@	Fisher Scientific Intl., Inc.	11,812
1,987	@	Jabil Circuit, Inc.	61,061
866		Parker Hannifin Corp.	53,701
1,521		PerkinElmer, Inc.	28,747
8,250	@	Solectron Corp.	31,268
726		Tektronix, Inc.	16,894
1,147	@	Thermo Electron Corp.	30,820
1,182	@	Waters Corp.	43,935

			408,471

		Engineering and Construction: 0.0%
282		Fluor Corp.	16,240

			16,240

		Entertainment: 0.1%
2,450		International Game Technology	68,968

			68,968

		Environmental Control: 0.1%
4,059		Waste Management, Inc.	115,032

			115,032

		Food: 0.8%
664		Albertson’s, Inc.	13,732
2,341		Campbell Soup Co.	72,033
365		ConAgra Foods, Inc.	8,453
4,326		General Mills, Inc.	202,413
2,848		H.J. Heinz Co.	100,876
1,583		Hershey Co.	98,304
2,472		Kellogg Co.	109,856
492	@	Kroger Co.	9,363
1,005		McCormick & Co., Inc.	32,843
3,140		Safeway, Inc.	70,933
5,692		Sara Lee Corp.	112,759
1,910		SUPERVALU, Inc.	62,285
2,394		Wm. Wrigley Jr. Co.	164,803

			1,058,653

		Forest Products and Paper: 0.2%
1,890		Georgia-Pacific Corp.	60,101
410		International Paper Co.	12,386
877		Louisiana-Pacific Corp.	21,557
1,451		MeadWestvaco Corp.	40,686
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 6
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper (continued)
1,563		Plum Creek Timber Co., Inc.	$56,737
1,004		Temple-Inland, Inc.	37,299

			228,766

		Gas: 0.1%
1,611		KeySpan Corp.	65,568
502		Nicor, Inc.	20,667
2,090		Sempra Energy	86,338

			172,573

		Hand/Machine Tools: 0.1%
1,136		Black & Decker Corp.	102,069
659		Snap-On, Inc.	22,604
748		Stanley Works	34,064

			158,737

		Healthcare — Products: 2.3%
525		Bausch & Lomb, Inc.	43,575
4,463		Baxter Intl., Inc.	165,577
3,604		Becton Dickinson & Co.	189,102
2,227		Biomet, Inc.	77,143
5,364	@	Boston Scientific Corp.	144,828
1,095		C.R. Bard, Inc.	72,828
4,575		Guidant Corp.	307,898
23,119		Johnson & Johnson	1,502,735
8,586		Medtronic, Inc.	444,669
3,003	@	St. Jude Medical, Inc.	130,961
781	@	Zimmer Holdings, Inc.	59,489

			3,138,805

		Healthcare — Services: 1.6%
4,162		Aetna, Inc.	344,697
2,950		HCA, Inc.	167,177
2,236	@	Humana, Inc.	88,859
1,294	@	Laboratory Corp. of America Holdings	64,571
704		Quest Diagnostics, Inc.	37,502
18,190		UnitedHealth Group, Inc.	948,426
7,238	@	WellPoint, Inc.	504,054

			2,155,286

		Home Furnishings: 0.1%
1,752		Leggett & Platt, Inc.	46,568
436		Whirlpool Corp.	30,568

			77,136

		Household Products/Wares: 0.3%
382		Avery Dennison Corp.	20,231
1,166		Clorox Co.	64,970
1,228		Fortune Brands, Inc.	109,046
3,804		Kimberly-Clark Corp.	238,092

			432,339

		Housewares: 0.0%
2,145		Newell Rubbermaid, Inc.	51,137

			51,137

		Insurance: 3.5%
3,489	@@	ACE Ltd.	156,482
4,156		AFLAC, Inc.	179,872
9,624		Allstate Corp.	575,034
1,015		AMBAC Financial Group, Inc.	70,806
18,663		American Intl. Group, Inc.	1,084,321
2,600		Aon Corp.	65,104
2,702		Chubb Corp.	231,318
1,753		CIGNA Corp.	187,624
579		Cincinnati Financial Corp.	22,905
2,362		Hartford Financial Services Group, Inc.	176,630
1,220		Jefferson-Pilot Corp.	61,512
1,244		Lincoln National Corp.	58,368
1,247		Loews Corp.	96,643
1,333		MBIA, Inc.	79,060
10,422		MetLife, Inc.	468,365
1,373		MGIC Investment Corp.	89,547
2,536		Principal Financial Group	106,258
2,383		Progressive Corp.	235,464
6,343		Prudential Financial, Inc.	416,481
1,409		Safeco Corp.	76,565
4,707		St. Paul Travelers Cos., Inc.	186,068
1,259		Torchmark Corp.	65,720
1,922		UnumProvident Corp.	35,211
1,900	@@	XL Capital Ltd.	141,398

			4,866,756

		Internet: 0.5%
4,284	@	eBay, Inc.	141,415
1,000	@	Monster Worldwide, Inc.	28,680
10,047	@	Symantec Corp.	218,422
9,226	@	Yahoo!, Inc.	319,681

			708,198

		Iron/Steel: 0.1%
2,287		Nucor Corp.	104,333
1,533		United States Steel Corp.	52,689

			157,022

		Leisure Time: 0.3%
826		Brunswick Corp.	35,782
3,744		Carnival Corp.	204,236
2,436		Harley-Davidson, Inc.	120,826
1,451		Sabre Holdings Corp.	28,947

			389,791

		Lodging: 0.3%
1,298		Harrah’s Entertainment, Inc.	93,547
3,039		Hilton Hotels Corp.	72,480
1,541		Marriott Intl., Inc.	105,127
1,865		Starwood Hotels & Resorts Worldwide, Inc.	109,233

			380,387

		Machinery — Diversified: 0.2%
604		Cummins, Inc.	45,064
1,738		Deere & Co.	113,822
1,258		Rockwell Automation, Inc.	61,277

			220,163

		Media: 1.8%
16,086	@	Comcast Corp.	493,840
916		Gannett Co., Inc.	65,155
4,550		McGraw-Hill Cos., Inc.	201,338
414		Meredith Corp.	20,311
926		New York Times Co.	28,845
20,400		News Corp. — Class A	330,072
33,398	@	Time Warner, Inc.	558,080
211		Tribune Co.	7,423
1,000	@	Univision Communications, Inc.	27,550
11,381		Viacom, Inc.	364,420
14,894		Walt Disney Co.	375,031

			2,472,065

		Mining: 0.1%
1,300		Freeport-McMoRan Copper & Gold, Inc.	48,672
1,195		Phelps Dodge Corp.	110,538

			159,210

		Miscellaneous Manufacturing: 3.1%
5,550		3M Co.	401,265
603	@@	Cooper Industries Ltd.	38,532
3,352		Danaher Corp.	175,444
1,407		Dover Corp.	51,187
2,133		Eastman Kodak Co.	57,271
1,318		Eaton Corp.	78,948
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 6
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
77,043		General Electric Co.	$2,669,541
10,426		Honeywell Intl., Inc.	381,904
1,941		Illinois Tool Works, Inc.	154,659
1,491	@@	Ingersoll-Rand Co. Ltd.	106,383
642		ITT Industries, Inc.	62,678
451		Pall Corp.	13,692
1,064		Textron, Inc.	80,704
1,265	@@	Tyco Intl., Ltd.	36,938

			4,309,146

		Office/Business Equipment: 0.1%
1,821		Pitney Bowes, Inc.	79,305
7,727	@	Xerox Corp.	106,555

			185,860

		Oil and Gas: 6.0%
454		Amerada Hess Corp.	48,356
1,431		Anadarko Petroleum Corp.	117,557
1,986		Apache Corp.	128,296
4,407		Burlington Resources, Inc.	243,443
24,120		ChevronTexaco Corp.	1,348,790
12,616		ConocoPhillips	725,294
5,780		Devon Energy Corp.	292,930
1,292		EOG Resources, Inc.	73,386
73,155		Exxon Mobil Corp.	4,204,218
877		Kerr-McGee Corp.	66,924
3,247		Marathon Oil Corp.	173,292
228	@@	Noble Corp.	14,024
3,622		Occidental Petroleum Corp.	278,640
1,005		Sunoco, Inc.	114,248
1,686	@,@@	Transocean, Inc.	90,993
2,477		Unocal Corp.	161,129
2,793		Valero Energy Corp.	220,954

			8,302,474

		Oil and Gas Services: 0.1%
229		BJ Services Co.	12,018
2,682		Halliburton Co.	128,253
450	@	National-Oilwell Varco, Inc.	21,393

			161,664

		Packaging and Containers: 0.1%
876		Ball Corp.	31,501
557	@	Pactiv Corp.	12,020
536	@	Sealed Air Corp.	26,687

			70,208

		Pharmaceuticals: 3.7%
1,083		Allergan, Inc.	92,315
1,173		AmerisourceBergen Corp.	81,113
6,852		Bristol-Myers Squibb Co.	171,163
6,153		Cardinal Health, Inc.	354,290
6,522	@	Caremark Rx, Inc.	290,359
800		Eli Lilly & Co.	44,568
1,050	@	Express Scripts, Inc.	52,479
243	@	Forest Laboratories, Inc.	9,441
3,341	@	Gilead Sciences, Inc.	146,971
1,599	@	Hospira, Inc.	62,361
1,619	@	King Pharmaceuticals, Inc.	16,870
2,328	@	Medco Health Solutions, Inc.	124,222
15,581		Merck & Co., Inc.	479,895
88,645		Pfizer, Inc.	2,444,828
17,500		Schering-Plough Corp.	333,550
850	@	Watson Pharmaceuticals, Inc.	25,126
9,474		Wyeth	421,593

			5,151,144

		Pipelines: 0.1%
1,710		El Paso Corp.	19,699
296		Kinder Morgan, Inc.	24,627
4,268		Williams Cos., Inc.	81,092

			125,418

		Real Estate Investment Trusts: 0.2%
782		Apartment Investment & Management Co.	31,999
2,890		Equity Office Properties Trust	95,659
2,000		Equity Residential	73,640
650		ProLogis	26,156
1,532		Simon Property Group, Inc.	111,055

			338,509

		Retail: 4.2%
150	@	Autonation, Inc.	3,078
50	@	Autozone, Inc.	4,623
2,368	@	Bed Bath & Beyond, Inc.	98,935
4,217		Best Buy Co., Inc.	289,075
1,978		Circuit City Stores, Inc.	34,200
3,774		Costco Wholesale Corp.	169,151
586		CVS Corp.	17,035
1,697		Darden Restaurants, Inc.	55,967
800		Dillard’s, Inc.	18,736
600		Family Dollar Stores, Inc.	15,660
2,096		Federated Department Stores, Inc.	153,595
5,923		Gap, Inc.	116,979
26,351		Home Depot, Inc.	1,025,054
3,364		J.C. Penney Co., Inc. Holding Co.	176,879
250	@	Kohl’s Corp.	13,978
307		Limited Brands, Inc.	6,576
2,823		Lowe’s Cos., Inc.	164,355
197		May Department Stores Co.	7,912
9,295		McDonald’s Corp.	257,936
951		Nordstrom, Inc.	64,639
229	@	Office Depot, Inc.	5,230
1,340	@	Sears Holdings Corp.	200,826
10,212		Staples, Inc.	217,720
3,202	@	Starbucks Corp.	165,415
6,294		Target Corp.	342,457
4,088		TJX Cos., Inc.	99,543
2,163	@	Toys “R” Us, Inc.	57,276
23,940		Wal-Mart Stores, Inc.	1,153,907
14,489		Walgreen Co.	666,349
840		Wendy’s Intl., Inc.	40,026
2,046		Yum! Brands, Inc.	106,556

			5,749,668

		Savings and Loans: 0.3%
2,048		Golden West Financial Corp.	131,850
6,482		Washington Mutual, Inc.	263,753

			395,603

		Semiconductors: 2.3%
2,592	@	Altera Corp.	51,373
3,162		Analog Devices, Inc.	117,974
12,685		Applied Materials, Inc.	205,243
2,050	@	Broadcom Corp.	72,796
2,498	@	Freescale Semiconductor, Inc.	52,908
73,984		Intel Corp.	1,928,022
1,362		KLA-Tencor Corp.	59,519
2,246		Linear Technology Corp.	82,406
2,282		Maxim Integrated Products, Inc.	87,195
3,151		National Semiconductor Corp.	69,417
1,250	@	Novellus Systems, Inc.	30,888
1,450	@	Nvidia Corp.	38,744
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 6
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
726	@	QLogic Corp.	$22,412
12,236		Texas Instruments, Inc.	343,465

			3,162,362

		Software: 2.9%
6,876		Adobe Systems, Inc.	196,791
2,822		Autodesk, Inc.	96,992
4,101		Automatic Data Processing, Inc.	172,119
2,445	@	BMC Software, Inc.	43,888
1,273	@	Citrix Systems, Inc.	27,573
1,911		Computer Associates Intl., Inc.	52,514
3,809	@	Compuware Corp.	27,387
2,371	@	Electronic Arts, Inc.	134,222
5,737		First Data Corp.	230,283
1,851	@	Fiserv, Inc.	79,500
2,211		IMS Health, Inc.	54,766
1,656	@	Intuit, Inc.	74,702
800	@	Mercury Interactive Corp.	30,688
71,684		Microsoft Corp.	1,780,632
1,866	@	Novell, Inc.	11,569
63,535	@	Oracle Corp.	838,662
2,750	@	Parametric Technology Corp.	17,545
5,831		Siebel Systems, Inc.	51,896
3,420	@	Veritas Software Corp.	83,448

			4,005,177

		Telecommunications: 3.5%
2,305		Alltel Corp.	143,555
5,584		AT&T Corp.	106,319
3,864	@	Avaya, Inc.	32,148
12,779		BellSouth Corp.	339,538
1,648		CenturyTel, Inc.	57,070
49,405	@	Cisco Systems, Inc.	944,130
2,350		Citizens Communications Co.	31,584
1,697	@	Comverse Technology, Inc.	40,134
5,110	@	Corning, Inc.	84,928
30,083		Motorola, Inc.	549,316
7,872	@	Nextel Communications, Inc.	254,344
11,654		QUALCOMM, Inc.	384,699
23,105		SBC Communications, Inc.	548,744
1,988		Scientific-Atlanta, Inc.	66,141
1,170		Sprint Corp.	29,355
2,301	@	Tellabs, Inc.	20,019
32,923		Verizon Communications, Inc.	1,137,490

			4,769,514

		Textiles: 0.0%
1,089		Cintas Corp.	42,035

			42,035

		Toys/Games/Hobbies: 0.1%
1,496		Hasbro, Inc.	31,102
3,030		Mattel, Inc.	55,449

			86,551

		Transportation: 0.9%
3,187		Burlington Northern Santa Fe Corp.	150,044
3,042		CSX Corp.	129,772
2,366		FedEx Corp.	191,670
3,264		Norfolk Southern Corp.	101,053
1,900		Union Pacific Corp.	123,120
7,904		United Parcel Service, Inc.	546,640

			1,242,299

		Total Common Stock (Cost $86,813,895)	84,887,979

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.9%
		Federal National Mortgage Association: 16.9%
$23,452,000		4.650%, due 11/15/11	$18,032,196
4,032,000		4.690%, due 01/15/12	3,074,908
2,840,000		4.710%, due 02/12/12	2,157,787

			23,264,891

3,205,000		Federal Home Loan Mortgage Corporation: 1.8% 4.700%, due 01/15/12	2,442,989

			2,442,989

		Other U.S. Agency Obligations: 1.2%
2,135,000		FICO STRIP, 4.580%, due 12/06/11	1,643,854

			1,643,854

		Total U.S. Government Agency Obligations (Cost $27,156,260)	27,351,734

U.S. TREASURY OBLIGATIONS: 17.5%
		U.S. Treasury STRIP: 17.5%
20,040,000		3.820%, due 11/15/11	15,746,329
10,800,000		3.850%, due 02/15/12	8,389,775

		Total U.S. Treasury Obligations (Cost $23,529,196)	24,136,104

		Total Long-Term Investments (Cost $134,499,351)	136,375,817

SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
1,390,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $1,390,129 to be received upon repurchase (Collateralized by $4,505,000 Federal National Mortgage Association, 7.250%, Market Value plus accrued interest $1,418,489, due 02/01/10)	1,390,000

		Total Short-Term Investments (Cost $1,390,000)	1,390,000

Total Investments In Securities (Cost $135,889,351)*	100.0%	$137,765,817
Other Assets and Liabilities-Net	(0.0)	(55,285)

Net Assets	100.0%	$137,710,532

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $136,956,078. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,603,716
Gross Unrealized Depreciation	(2,793,977)

Net Unrealized Appreciation	$809,739

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 7
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 58.2%
		Advertising: 0.1%
1,130	@	Interpublic Group of Cos., Inc.	$13,763
1,660		Omnicom Group, Inc.	132,568

			146,331

		Aerospace/Defense: 1.2%
4,250		Boeing Co.	280,499
1,750		General Dynamics Corp.	191,695
60		Goodrich Corp.	2,458
310		L-3 Communications Holdings, Inc.	23,740
4,050		Lockheed Martin Corp.	262,724
2,036		Northrop Grumman Corp.	112,489
2,640		Raytheon Co.	103,277
1,210		Rockwell Collins, Inc.	57,693
5,200		United Technologies Corp.	267,020

			1,301,595

		Agriculture: 1.1%
11,350		Altria Group, Inc.	733,891
6,210		Archer-Daniels-Midland Co.	132,770
2,690		Monsanto Co.	169,120
1,000		Reynolds American, Inc.	78,800
1,400		UST, Inc.	63,924

			1,178,505

		Apparel: 0.4%
3,850	@	Coach, Inc.	129,245
770		Jones Apparel Group, Inc.	23,901
770		Liz Claiborne, Inc.	30,615
2,340		Nike, Inc.	202,644
440		Reebok Intl., Ltd.	18,405
990		VF Corp.	56,648

			461,458

		Auto Manufacturers: 0.1%
10,560		Ford Motor Co.	108,134
450		PACCAR, Inc.	30,600

			138,734

		Auto Parts and Equipment: 0.1%
1,770	@	Goodyear Tire & Rubber Co.	26,373
1,000		Johnson Controls, Inc.	56,330

			82,703

		Banks: 4.0%
1,900		AmSouth Bancorporation	49,400
41,400		Bank of America Corp.	1,888,253
1,420		BB&T Corp.	56,757
1,330		Comerica, Inc.	76,874
70		Compass Bancshares, Inc.	3,150
340		First Horizon National Corp.	14,348
310		Huntington Bancshares, Inc.	7,483
3,390		KeyCorp	112,379
510		M & T Bank Corp.	53,632
1,050		Marshall & Ilsley Corp.	46,673
1,070		Mellon Financial Corp.	30,698
3,240		National City Corp.	110,549
2,490		North Fork Bancorporation, Inc.	69,944
1,010		Northern Trust Corp.	46,046
1,430		PNC Financial Services Group, Inc.	77,878
1,710		State Street Corp.	82,508
1,730		SunTrust Banks, Inc.	124,975
400		The Bank of New York Co., Inc.	11,512
9,330		U.S. Bancorp	272,436
8,150		Wachovia Corp.	404,240
8,570		Wells Fargo & Co.	527,740
660		Zions Bancorporation	48,530

			4,116,005

		Beverages: 1.8%
1,980		Anheuser-Busch Cos., Inc.	90,585
890		Brown-Forman Corp.	53,809
19,760		Coca-Cola Co.	824,981
920		Coca-Cola Enterprises, Inc.	20,249
440		Molson Coors Brewing Co.	27,280
1,000		Pepsi Bottling Group, Inc.	28,610
14,630		PepsiCo, Inc.	788,996

			1,834,510

		Biotechnology: 0.4%
6,420	@	Amgen, Inc.	388,154
1,260	@	Genzyme Corp.	75,713

			463,867

		Building Materials: 0.2%
1,010		American Standard Cos., Inc.	42,339
2,620		Masco Corp.	83,212
660		Vulcan Materials Co.	42,893

			168,444

		Chemicals: 0.9%
1,150		Air Products & Chemicals, Inc.	69,345
5,290		Dow Chemical Co.	235,564
5,530		E.I. du Pont de Nemours & Co.	237,845
770		Eastman Chemical Co.	42,466
660		Engelhard Corp.	18,843
770		International Flavors & Fragrances, Inc.	27,889
1,520		PPG Industries, Inc.	95,395
1,640		Praxair, Inc.	76,424
1,550		Rohm & Haas Co.	71,827
820		Sherwin-Williams Co.	38,614
550		Sigma-Aldrich Corp.	30,822

			945,034

		Commercial Services: 0.5%
5,861		Cendant Corp.	131,111
1,330		Equifax, Inc.	47,494
400		H&R Block, Inc.	23,340
2,970		McKesson Corp.	133,025
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 7
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
1,380		Moody’s Corp.	$62,045
3,090		Paychex, Inc.	100,549
1,120		R.R. Donnelley & Sons Co.	38,651
1,210		Robert Half Intl., Inc.	30,214

			566,429

		Computers: 2.9%
8,450	@	Apple Computer, Inc.	311,045
1,550	@	Computer Sciences Corp.	67,735
24,790	@	Dell, Inc.	979,452
1,330		Electronic Data Systems Corp.	25,603
21,010	@	EMC Corp.	288,047
14,890		Hewlett-Packard Co.	350,064
8,320		International Business Machines Corp.	617,343
770	@	Lexmark Intl., Inc.	49,919
1,210	@	NCR Corp.	42,495
3,700	@	Network Appliance, Inc.	104,599
33,750	@	Sun Microsystems, Inc.	125,888
1,470	@	Sungard Data Systems, Inc.	51,700
2,250	@	Unisys Corp.	14,243

			3,028,133

		Cosmetics/Personal Care: 1.1%
660		Alberto-Culver Co.	28,598
1,160		Avon Products, Inc.	43,906
2,960		Colgate-Palmolive Co.	147,734
5,080		Gillette Co.	257,200
13,650		Procter & Gamble Co.	720,037

			1,197,475

		Distribution/Wholesale: 0.1%
1,210		Genuine Parts Co.	49,719
490		W.W. Grainger, Inc.	26,847

			76,566

		Diversified Financial Services: 3.2%
6,570		American Express Co.	349,721
560		Bear Stearns Cos., Inc.	58,206
1,260		Capital One Financial Corp.	100,813
1,480		Charles Schwab Corp.	16,694
1,550		CIT Group, Inc.	66,604
13,420		Citigroup, Inc.	620,407
4,880		Countrywide Financial Corp.	188,417
180	@	E*TRADE Financial Corp.	2,518
4,980		Fannie Mae	290,832
220		Federated Investors, Inc.	6,602
1,170		Franklin Resources, Inc.	90,067
3,520		Freddie Mac	229,610
2,280		Goldman Sachs Group, Inc.	232,606
1,800		JPMorgan Chase & Co.	63,576
2,790		Lehman Brothers Holdings, Inc.	276,991
620		MBNA Corp.	16,219
4,800		Merrill Lynch & Co., Inc.	264,048
6,160		Morgan Stanley	323,215
2,010	@	Providian Financial Corp.	35,436
2,360		SLM Corp.	119,888
340		T. Rowe Price Group, Inc.	21,284

			3,373,754

		Electric: 1.8%
3,680	@	AES Corp.	60,278
800	@	Allegheny Energy, Inc.	20,176
1,180		Ameren Corp.	65,254
2,030		American Electric Power Co., Inc.	74,846
1,880		CenterPoint Energy, Inc.	24,835
570		Cinergy Corp.	25,547
2,100	@	CMS Energy Corp.	31,626
1,660		Consolidated Edison, Inc.	77,754
1,170		Constellation Energy Group, Inc.	67,497
970		Dominion Resources, Inc.	71,188
5,920		Duke Energy Corp.	176,002
1,900		Edison Intl.	77,045
1,260		Entergy Corp.	95,193
2,000		Exelon Corp.	102,660
2,120		FirstEnergy Corp.	101,993
2,260		FPL Group, Inc.	95,056
750		NiSource, Inc.	18,548
2,480		PG&E Corp.	93,099
1,200		PPL Corp.	71,256
320		Progress Energy, Inc.	14,477
1,240		Public Service Enterprise Group, Inc.	75,417
4,400		Southern Co.	152,548
1,550		TECO Energy, Inc.	29,311
2,430		TXU Corp.	201,909
520		Xcel Energy, Inc.	10,150

			1,833,665

		Electrical Components and Equipment: 0.1%
2,170		Emerson Electric Co.	135,907

			135,907

		Electronics: 0.3%
2,360	@	Agilent Technologies, Inc.	54,327
1,660		Applera Corp. — Applied Biosystems Group	32,652
110	@	Fisher Scientific Intl., Inc.	7,139
950	@	Jabil Circuit, Inc.	29,194
620		Parker Hannifin Corp.	38,446
770		PerkinElmer, Inc.	14,553
6,100	@	Solectron Corp.	23,119
770		Tektronix, Inc.	17,918
820	@	Thermo Electron Corp.	22,033
600	@	Waters Corp.	22,302

			261,683

		Engineering and Construction: 0.0%
460		Fluor Corp.	26,491

			26,491

		Entertainment: 0.0%
1,750		International Game Technology	49,263

			49,263

		Environmental Control: 0.1%
2,880		Waste Management, Inc.	81,619

			81,619

		Food: 0.7%
550		Albertson’s, Inc.	11,374
1,670		Campbell Soup Co.	51,386
280		ConAgra Foods, Inc.	6,485
3,070		General Mills, Inc.	143,646
1,900		H.J. Heinz Co.	67,298
1,110		Hershey Co.	68,931
2,030		Kellogg Co.	90,213
380	@	Kroger Co.	7,231
780		McCormick & Co., Inc.	25,490
2,600		Safeway, Inc.	58,734
3,950		Sara Lee Corp.	78,250
1,100		SUPERVALU, Inc.	35,871
1,710		Wm. Wrigley Jr. Co.	117,716

			762,625

		Forest Products and Paper: 0.2%
1,380		Georgia-Pacific Corp.	43,884
310		International Paper Co.	9,365
990		Louisiana-Pacific Corp.	24,334
550		MeadWestvaco Corp.	15,422
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 7
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Forest Products and Paper (continued)
1,330		Plum Creek Timber Co., Inc.	$48,279
1,100		Temple-Inland, Inc.	40,865

			182,149

		Gas: 0.1%
990		KeySpan Corp.	40,293
1,470		Sempra Energy	60,726

			101,019

		Hand/Machine Tools: 0.1%
770		Black & Decker Corp.	69,185
220		Snap-On, Inc.	7,546
550		Stanley Works	25,047

			101,778

		Healthcare — Products: 2.1%
300		Bausch & Lomb, Inc.	24,900
3,160		Baxter Intl., Inc.	117,236
2,480		Becton Dickinson & Co.	130,126
1,280		Biomet, Inc.	44,339
3,920	@	Boston Scientific Corp.	105,840
660		C.R. Bard, Inc.	43,897
3,260		Guidant Corp.	219,398
16,340		Johnson & Johnson	1,062,099
6,220		Medtronic, Inc.	322,133
1,860	@	St. Jude Medical, Inc.	81,115
550	@	Zimmer Holdings, Inc.	41,894

			2,192,977

		Healthcare — Services: 1.5%
2,940		Aetna, Inc.	243,491
2,100		HCA, Inc.	119,007
1,600	@	Humana, Inc.	63,584
770	@	Laboratory Corp. of America Holdings	38,423
440		Quest Diagnostics, Inc.	23,439
12,880		UnitedHealth Group, Inc.	671,562
5,190	@	WellPoint, Inc.	361,432

			1,520,938

		Home Furnishings: 0.0%
1,330		Leggett & Platt, Inc.	35,351
160		Whirlpool Corp.	11,218

			46,569

		Household Products/Wares: 0.3%
270		Avery Dennison Corp.	14,299
850		Clorox Co.	47,362
750		Fortune Brands, Inc.	66,600
2,820		Kimberly-Clark Corp.	176,504

			304,765

		Housewares: 0.0%
1,880		Newell Rubbermaid, Inc.	44,819

			44,819

		Insurance: 3.3%
2,120	@@	ACE Ltd.	95,082
2,820		AFLAC, Inc.	122,050
6,870		Allstate Corp.	410,482
660		AMBAC Financial Group, Inc.	46,042
13,370		American Intl. Group, Inc.	776,796
2,120		Aon Corp.	53,085
1,910		Chubb Corp.	163,515
1,310		CIGNA Corp.	140,209
946		Cincinnati Financial Corp.	37,424
1,650		Hartford Financial Services Group, Inc.	123,387
990		Jefferson-Pilot Corp.	49,916
1,330		Lincoln National Corp.	62,404
920		Loews Corp.	71,300
700		MBIA, Inc.	41,517
7,440		MetLife, Inc.	334,354
770		MGIC Investment Corp.	50,219
1,560		Principal Financial Group	65,364
1,710		Progressive Corp.	168,965
4,550		Prudential Financial, Inc.	298,753
1,100		Safeco Corp.	59,774
3,380		St. Paul Travelers Cos., Inc.	133,611
770		Torchmark Corp.	40,194
2,010		UnumProvident Corp.	36,823
1,330	@@	XL Capital Ltd.	98,979

			3,480,245

		Internet: 0.5%
3,070	@	eBay, Inc.	101,341
800	@	Monster Worldwide, Inc.	22,944
6,550	@	Symantec Corp.	142,397
6,680	@	Yahoo!, Inc.	231,462

			498,144

		Iron/Steel: 0.1%
1,430		Nucor Corp.	65,237
1,100		United States Steel Corp.	37,807

			103,044

		Leisure Time: 0.3%
550		Brunswick Corp.	23,826
2,790		Carnival Corp.	152,194
1,900		Harley-Davidson, Inc.	94,240
1,210		Sabre Holdings Corp.	24,140

			294,400

		Lodging: 0.3%
910		Harrah’s Entertainment, Inc.	65,584
2,370		Hilton Hotels Corp.	56,525
1,100		Marriott Intl., Inc.	75,041
1,110		Starwood Hotels & Resorts Worldwide, Inc.	65,013

			262,163

		Machinery — Diversified: 0.2%
420		Cummins, Inc.	31,336
1,240		Deere & Co.	81,208
910		Rockwell Automation, Inc.	44,326

			156,870

		Media: 1.7%
11,510	@	Comcast Corp.	353,357
440		Gannett Co., Inc.	31,297
2,960		McGraw-Hill Cos., Inc.	130,980
220		Meredith Corp.	10,793
190		New York Times Co.	5,919
14,550		News Corp. — Class A	235,419
23,870	@	Time Warner, Inc.	398,867
140		Tribune Co.	4,925
750	@	Univision Communications, Inc.	20,663
8,130		Viacom, Inc.	260,323
10,660		Walt Disney Co.	268,419

			1,720,962

		Mining: 0.1%
900		Freeport-McMoRan Copper & Gold, Inc.	33,696
610		Phelps Dodge Corp.	56,425

			90,121

		Miscellaneous Manufacturing: 2.9%
3,990		3M Co.	288,477
550	@@	Cooper Industries Ltd.	35,145
2,380		Danaher Corp.	124,569
510		Dover Corp.	18,554
1,900		Eastman Kodak Co.	51,015
990		Eaton Corp.	59,301
54,500		General Electric Co.	1,888,424
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 7
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
7,430		Honeywell Intl., Inc.	$272,161
1,410		Illinois Tool Works, Inc.	112,349
910	@@	Ingersoll-Rand Co. Ltd.	64,929
460		ITT Industries, Inc.	44,910
300		Pall Corp.	9,108
750		Textron, Inc.	56,888
930	@@	Tyco Intl., Ltd.	27,156

			3,052,986

		Office/Business Equipment: 0.1%
1,200		Pitney Bowes, Inc.	52,260
5,540	@	Xerox Corp.	76,397

			128,657

		Oil and Gas: 5.8%
320		Amerada Hess Corp.	34,083
1,030		Anadarko Petroleum Corp.	84,615
1,240		Apache Corp.	80,104
3,150		Burlington Resources, Inc.	174,006
17,240		ChevronTexaco Corp.	964,061
9,040		ConocoPhillips	519,710
4,140		Devon Energy Corp.	209,815
1,210		EOG Resources, Inc.	68,728
52,240		Exxon Mobil Corp.	3,002,232
420		Kerr-McGee Corp.	32,050
2,330		Marathon Oil Corp.	124,352
160	@@	Noble Corp.	9,842
2,670		Occidental Petroleum Corp.	205,403
660		Sunoco, Inc.	75,029
1,230	@,@@	Transocean, Inc.	66,383
2,000		Unocal Corp.	130,100
2,030		Valero Energy Corp.	160,593

			5,941,106

		Oil and Gas Services: 0.1%
220		BJ Services Co.	11,546
1,920		Halliburton Co.	91,814
300	@	National-Oilwell Varco, Inc.	14,262

			117,622

		Packaging and Containers: 0.1%
770		Ball Corp.	27,689
400	@	Pactiv Corp.	8,632
440	@	Sealed Air Corp.	21,908

			58,229

		Pharmaceuticals: 3.5%
770		Allergan, Inc.	65,635
990		AmerisourceBergen Corp.	68,459
4,900		Bristol-Myers Squibb Co.	122,402
4,280		Cardinal Health, Inc.	246,442
4,650	@	Caremark Rx, Inc.	207,018
550		Eli Lilly & Co.	30,641
820	@	Express Scripts, Inc.	40,984
200	@	Forest Laboratories, Inc.	7,770
2,480	@	Gilead Sciences, Inc.	109,095
1,210	@	Hospira, Inc.	47,190
660	@	King Pharmaceuticals, Inc.	6,877
1,430	@	Medco Health Solutions, Inc.	76,305
11,120		Merck & Co., Inc.	342,496
63,290		Pfizer, Inc.	1,745,537
12,500		Schering-Plough Corp.	238,250
600	@	Watson Pharmaceuticals, Inc.	17,736
6,860		Wyeth	305,270

			3,678,107

		Pipelines: 0.1%
1,210		El Paso Corp.	13,939
420		Kinder Morgan, Inc.	34,944
2,370		Williams Cos., Inc.	45,030

			93,913

		Real Estate Investment Trusts: 0.2%
660		Apartment Investment & Management Co.	27,007
2,050		Equity Office Properties Trust	67,855
1,430		Equity Residential	52,653
450		ProLogis	18,108
1,100		Simon Property Group, Inc.	79,739

			245,362

		Retail: 4.1%
140	@	Autonation, Inc.	2,873
1,590	@	Bed Bath & Beyond, Inc.	66,430
2,990		Best Buy Co., Inc.	204,965
1,880		Circuit City Stores, Inc.	32,505
2,770		Costco Wholesale Corp.	124,151
360		CVS Corp.	10,465
1,480		Darden Restaurants, Inc.	48,810
710		Dillard’s, Inc.	16,628
460		Family Dollar Stores, Inc.	12,006
1,500		Federated Department Stores, Inc.	109,920
4,200		Gap, Inc.	82,950
18,840		Home Depot, Inc.	732,876
2,480		J.C. Penney Co., Inc. Holding Co.	130,398
150	@	Kohl’s Corp.	8,387
200		Limited Brands, Inc.	4,284
2,030		Lowe’s Cos., Inc.	118,187
140		May Department Stores Co.	5,622
6,680		McDonald’s Corp.	185,370
990		Nordstrom, Inc.	67,290
800	@	Office Depot, Inc.	18,272
950	@	Sears Holdings Corp.	142,377
7,275		Staples, Inc.	155,103
2,310	@	Starbucks Corp.	119,335
4,470		Target Corp.	243,213
2,370		TJX Cos., Inc.	57,710
1,860	@	Toys “R” Us, Inc.	49,253
16,780		Wal-Mart Stores, Inc.	808,795
10,350		Walgreen Co.	475,997
580		Wendy’s Intl., Inc.	27,637
1,450		Yum! Brands, Inc.	75,516

			4,137,325

		Savings and Loans: 0.3%
1,430		Golden West Financial Corp.	92,063
4,500		Washington Mutual, Inc.	183,105

			275,168

		Semiconductors: 2.2%
2,360	@	Altera Corp.	46,775
1,910		Analog Devices, Inc.	71,262
8,590		Applied Materials, Inc.	138,986
1,490	@	Broadcom Corp.	52,910
1,820	@	Freescale Semiconductor, Inc.	38,548
52,820		Intel Corp.	1,376,490
980		KLA-Tencor Corp.	42,826
1,560		Linear Technology Corp.	57,236
1,620		Maxim Integrated Products, Inc.	61,900
2,140		National Semiconductor Corp.	47,144
900	@	Novellus Systems, Inc.	22,239
1,100	@	Nvidia Corp.	29,392
660	@	QLogic Corp.	20,374
8,840		Texas Instruments, Inc.	248,139

			2,254,221

		Software: 2.7%
4,880		Adobe Systems, Inc.	139,666
2,030		Autodesk, Inc.	69,771
3,000		Automatic Data Processing, Inc.	125,910
2,010	@	BMC Software, Inc.	36,080
870	@	Citrix Systems, Inc.	18,844
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 7
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
1,390		Computer Associates Intl., Inc.	$38,197
3,260	@	Compuware Corp.	23,439
1,560	@	Electronic Arts, Inc.	88,312
4,080		First Data Corp.	163,771
1,330	@	Fiserv, Inc.	57,124
1,550		IMS Health, Inc.	38,394
1,550	@	Intuit, Inc.	69,921
660	@	Mercury Interactive Corp.	25,318
51,030		Microsoft Corp.	1,267,584
2,820	@	Novell, Inc.	17,484
44,800	@	Oracle Corp.	591,359
2,750	@	Parametric Technology Corp.	17,545
2,360		Siebel Systems, Inc.	21,004
2,140	@	Veritas Software Corp.	52,216

			2,861,939

		Telecommunications: 3.3%
1,650		Alltel Corp.	102,762
3,980		AT&T Corp.	75,779
3,260	@	Avaya, Inc.	27,123
9,150		BellSouth Corp.	243,116
1,210		CenturyTel, Inc.	41,902
35,240	@	Cisco Systems, Inc.	673,436
1,650		Citizens Communications Co.	22,176
1,210	@	Comverse Technology, Inc.	28,617
3,650	@	Corning, Inc.	60,663
21,410		Motorola, Inc.	390,947
5,640	@	Nextel Communications, Inc.	182,228
8,440		QUALCOMM, Inc.	278,604
16,510		SBC Communications, Inc.	392,113
1,520		Scientific-Atlanta, Inc.	50,570
820		Sprint Corp.	20,574
2,600	@	Tellabs, Inc.	22,620
23,520		Verizon Communications, Inc.	812,616

			3,425,846

		Textiles: 0.0%
780		Cintas Corp.	30,108

			30,108

		Toys/Games/Hobbies: 0.1%
1,660		Hasbro, Inc.	34,511
2,160		Mattel, Inc.	39,528

			74,039

		Transportation: 0.8%
2,250		Burlington Northern Santa Fe Corp.	105,930
2,170		CSX Corp.	92,572
1,670		FedEx Corp.	135,287
2,080		Norfolk Southern Corp.	64,397
1,320		Union Pacific Corp.	85,536
5,760		United Parcel Service, Inc.	398,361

			882,083

		Total Common Stock (Cost $61,285,212)	60,588,470

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.1%
		Other U.S. Agency Obligations: 6.1%
$1,814,000		FICO STRIP, 4.640%, due 03/07/12	$1,379,794
4,591,000		FICO STRIP, 4.650%, due 03/26/12	3,483,894
2,000,000		FICO STRIP, 4.670%, due 05/11/12	1,509,256

		Total U.S. Government Agency Obligations (Cost $6,151,711)	6,372,944

U.S. TREASURY OBLIGATIONS: 24.9%
		U.S. Treasury STRIP: 24.9%
33,460,000		3.850%, due 02/15/12	25,992,765

		Total U.S. Treasury Obligations (Cost $25,153,876)	25,992,765

OTHER BONDS: 10.2%
		Sovereign: 10.2%
14,000,000		Israel Government AID Bond, 4.550%, due 05/15/12	10,625,538

		Total Other Bonds (Cost $10,324,032)	10,625,538

		Total Long-Term Investments (Cost $102,914,831)	103,579,717

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
646,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $646,060 to be received upon repurchase (Collateralized by $665,000 Federal National Mortgage Association, 5.750%, Market Value plus accrued interest $682,539, due 02/24/25)	646,000

		Total Short-Term Investments (Cost $646,000)	646,000

Total Investments In Securities (Cost $103,560,831)*	100.0%	$104,225,717
Other Assets and Liabilities-Net	(0.0)	(27,398)

Net Assets	100.0%	$104,198,319

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $104,161,380. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,302,996
Gross Unrealized Depreciation	(2,238,659)

Net Unrealized Appreciation	$64,337

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 8
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Investment Type*
as of June 30, 2005
(as a percent of net assets)

Shares			Value

COMMON STOCK: 63.5%
		Advertising: 0.1%
600	@	Interpublic Group of Cos., Inc.	$7,308
1,000		Omnicom Group, Inc.	79,860

			87,168

		Aerospace/Defense: 1.4%
2,600		Boeing Co.	171,599
1,050		General Dynamics Corp.	115,017
100		Goodrich Corp.	4,096
200		L-3 Communications Holdings, Inc.	15,316
2,400		Lockheed Martin Corp.	155,688
1,250		Northrop Grumman Corp.	69,063
1,600		Raytheon Co.	62,592
600		Rockwell Collins, Inc.	28,608
3,250		United Technologies Corp.	166,888

			788,867

		Agriculture: 1.1%
6,950		Altria Group, Inc.	449,387
1,500		Monsanto Co.	94,305
600		Reynolds American, Inc.	47,280
850		UST, Inc.	38,811

			629,783

		Apparel: 0.5%
2,300	@	Coach, Inc.	77,211
600		Jones Apparel Group, Inc.	18,624
600		Liz Claiborne, Inc.	23,856
1,440		Nike, Inc.	124,704
150		Reebok Intl., Ltd.	6,275
620		VF Corp.	35,476

			286,146

		Auto Manufacturers: 0.2%
6,700		Ford Motor Co.	68,608
300	@	Navistar Intl. Corp.	9,600
250		PACCAR, Inc.	17,000

			95,208

		Auto Parts and Equipment: 0.1%
900	@	Goodyear Tire & Rubber Co.	13,410
800		Johnson Controls, Inc.	45,064

			58,474

		Banks: 4.4%
1,200		AmSouth Bancorp	31,200
25,420		Bank of America Corp.	1,159,405
900		BB&T Corp.	35,973
900		Comerica, Inc.	52,020
200		Compass Bancshares, Inc.	9,000
300		First Horizon National Corp	12,660
300		Huntington Bancshares, Inc.	7,242
2,200		KeyCorp	72,930
200		M & T Bank Corp.	21,032
900		Marshall & Ilsley Corp.	40,005
650		Mellon Financial Corp.	18,649
2,000		National City Corp.	68,240
1,600		North Fork Bancorporation, Inc.	44,944
700		Northern Trust Corp.	31,913
900		PNC Financial Services Group, Inc.	49,014
1,100		State Street Corp.	53,075
1,200		SunTrust Banks, Inc.	86,688
250		The Bank of New York Co., Inc.	7,195
5,600		U.S. Bancorp	163,520
4,900		Wachovia Corp.	243,040
5,300		Wells Fargo & Co.	326,374
400		Zions Bancorporation	29,412

			2,563,531

		Beverages: 1.9%
1,200		Anheuser-Busch Cos., Inc.	54,900
500		Brown-Forman Corp.	30,230
12,100		Coca-Cola Co.	505,175
1,100		Coca-Cola Enterprises, Inc.	24,211
200		Molson Coors Brewing Co.	12,400
1,000		Pepsi Bottling Group, Inc.	28,610
8,800		PepsiCo, Inc.	474,584

			1,130,110

		Biotechnology: 0.5%
4,000	@	Amgen, Inc.	241,840
800	@	Genzyme Corp.	48,072

			289,912

		Building Materials: 0.2%
700		American Standard Cos., Inc.	29,344
1,700		Masco Corp.	53,992
400		Vulcan Materials Co.	25,996

			109,332

		Chemicals: 1.0%
900		Air Products & Chemicals, Inc.	54,270
3,450		Dow Chemical Co.	153,628
3,550		E.I. du Pont EI de Nemours & Co.	152,686
300		Eastman Chemical Co.	16,545
400		Engelhard Corp.	11,420
400		International Flavors & Fragrances, Inc.	14,488
1,000		PPG Industries, Inc.	62,760
1,200		Praxair, Inc.	55,920
900		Rohm & Haas Co.	41,706
600		Sherwin-Williams Co.	28,254
300		Sigma-Aldrich Corp.	16,812

			608,489

		Commercial Services: 0.6%
3,500		Cendant Corp.	78,295
800		Equifax, Inc.	28,568
500		H&R Block, Inc.	29,175
1,600		McKesson Corp.	71,664
900		Moody’s Corp.	40,464
1,800		Paychex, Inc.	58,572
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 8
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
900		R.R. Donnelley & Sons Co.	$31,059
900		Robert Half Intl., Inc.	22,473

			360,270

		Computers: 3.1%
4,900	@	Apple Computer, Inc.	180,369
900	@	Computer Sciences Corp.	39,330
15,200	@	Dell, Inc.	600,552
800		Electronic Data Systems Corp.	15,400
12,400	@	EMC Corp.	170,004
8,900		Hewlett-Packard Co.	209,239
4,950		International Business Machines Corp.	367,290
500	@	Lexmark Intl., Inc.	32,415
700	@	NCR Corp.	24,584
1,800	@	Network Appliance, Inc.	50,886
19,300	@	Sun Microsystems, Inc.	71,989
700	@	Sungard Data Systems, Inc.	24,619
1,400	@	Unisys Corp.	8,862

			1,795,539

		Cosmetics/ Personal Care: 1.2%
300		Alberto-Culver Co.	12,999
700		Avon Products, Inc.	26,495
1,800		Colgate-Palmolive Co.	89,838
3,100		Gillette Co.	156,953
8,350		Procter & Gamble Co.	440,463

			726,748

		Distribution/ Wholesale: 0.1%
500		Genuine Parts Co.	20,545
200		W.W. Grainger, Inc.	10,958

			31,503

		Diversified Financial Services: 3.5%
4,000		American Express Co.	212,920
300		Bear Stearns Cos., Inc.	31,182
800		Capital One Financial Corp.	64,008
900		Charles Schwab Corp.	10,152
1,000		CIT Group, Inc.	42,970
8,200		Citigroup, Inc.	379,086
3,000		Countrywide Financial Corp.	115,830
100	@	E*TRADE Financial Corp.	1,399
3,000		Fannie Mae	175,200
300		Federated Investors, Inc.	9,003
800		Franklin Resources, Inc.	61,584
2,200		Freddie Mac	143,506
1,400		Goldman Sachs Group, Inc.	142,828
1,100		JPMorgan Chase & Co.	38,852
1,720		Lehman Brothers Holdings, Inc.	170,762
400		MBNA Corp.	10,464
3,000		Merrill Lynch & Co., Inc.	165,030
3,700		Morgan Stanley	194,139
1,700	@,W	Providian Financial Corp.	29,971
1,500		SLM Corp.	76,200
50		T. Rowe Price Group, Inc.	3,130

			2,078,216

		Electric: 1.9%
2,600	@	AES Corp.	42,588
500	@	Allegheny Energy, Inc.	12,610
700		Ameren Corp.	38,710
1,600		American Electric Power Co., Inc.	58,992
1,100		CenterPoint Energy, Inc.	14,531
300		Cinergy Corp.	13,446
1,400	@	CMS Energy Corp.	21,084
900		Consolidated Edison, Inc.	42,156
600		Constellation Energy Group, Inc.	34,614
700		Dominion Resources, Inc.	51,373
3,600		Duke Energy Corp.	107,028
1,100		Edison Intl	44,605
800		Entergy Corp.	60,440
1,200		Exelon Corp.	61,596
1,400		FirstEnergy Corp.	67,354
1,300		FPL Group, Inc.	54,678
400		NiSource, Inc.	9,892
1,600		PG&E Corp.	60,064
900		PPL Corp.	53,442
300		Progress Energy, Inc.	13,572
800		Public Service Enterprise Group, Inc.	48,656
2,400		Southern Co.	83,208
900		TECO Energy, Inc.	17,019
1,500		TXU Corp.	124,635
100		Xcel Energy, Inc.	1,952

			1,138,245

		Electrical Components and Equipment: 0.1%
1,400		Emerson Electric Co.	87,682

			87,682

		Electronics: 0.3%
1,800	@	Agilent Technologies, Inc.	41,436
1,000		Applera Corp. — Applied Biosystems Group	19,670
100	@	Fisher Scientific Intl., Inc.	6,490
1,000	@	Jabil Circuit, Inc.	30,730
500		Parker Hannifin Corp.	31,005
600		PerkinElmer, Inc.	11,340
4,100	@	Solectron Corp.	15,539
200		Tektronix, Inc.	4,654
1,000	@	Thermo Electron Corp.	26,870
400	@	Waters Corp.	14,868

			202,602

		Engineering and Construction: 0.0%
100		Fluor Corp.	5,759

			5,759

		Entertainment: 0.1%
1,050		International Game Technology	29,558

			29,558

		Environmental Control: 0.1%
1,700		Waste Management, Inc.	48,178

			48,178

		Food: 1.0%
400		Albertson’s, Inc.	8,272
3,800		Archer-Daniels-Midland Co.	81,244
1,000		Campbell Soup Co.	30,770
150		ConAgra Foods, Inc.	3,474
1,900		General Mills, Inc.	88,901
1,400		H.J. Heinz Co.	49,588
700		Hershey Co.	43,470
1,400		Kellogg Co.	62,216
1,000	@	Kroger Co.	19,030
500		McCormick & Co., Inc.	16,340
1,600		Safeway, Inc.	36,144
2,800		Sara Lee Corp.	55,468
800		SUPERVALU, Inc.	26,088
1,100		Wm. Wrigley Jr. Co.	75,724

			596,729

		Forest Products and Paper: 0.1%
900		Georgia-Pacific Corp.	28,620
200		International Paper Co.	6,042
300		Louisiana-Pacific Corp.	7,374
300		MeadWestvaco Corp.	8,412
300		Temple-Inland, Inc.	11,145

			61,593

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 8
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Gas: 0.1%
800		KeySpan Corp.	$32,560
100		Nicor, Inc.	4,117
1,000		Sempra Energy	41,310

			77,987

		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	35,940
100		Snap-On, Inc.	3,430
300		Stanley Works	13,662

			53,032

		Healthcare — Products: 2.3%
100		Bausch & Lomb, Inc.	8,300
2,000		Baxter Intl., Inc.	74,200
1,500		Becton Dickinson & Co.	78,705
800		Biomet, Inc.	27,712
2,500	@	Boston Scientific Corp.	67,500
400		C.R. Bard, Inc.	26,604
1,980		Guidant Corp.	133,254
10,100		Johnson & Johnson	656,500
3,600		Medtronic, Inc.	186,444
1,200	@	St. Jude Medical, Inc.	52,332
350	@	Zimmer Holdings, Inc.	26,660

			1,338,211

		Healthcare — Services: 1.6%
1,850		Aetna, Inc.	153,217
1,400		HCA, Inc.	79,338
980	@	Humana, Inc.	38,945
500	@	Laboratory Corp. of America Holdings	24,950
200		Quest Diagnostics, Inc.	10,654
7,940		UnitedHealth Group, Inc.	413,992
3,150	@	WellPoint, Inc.	219,366

			940,462

		Home Furnishings: 0.1%
900		Leggett & Platt, Inc.	23,922
100		Whirlpool Corp.	7,011

			30,933

		Household Products/ Wares: 0.3%
300		Avery Dennison Corp.	15,888
500		Clorox Co.	27,860
400		Fortune Brands, Inc.	35,520
1,800		Kimberly-Clark Corp.	112,662

			191,930

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	23,840

			23,840

		Insurance: 3.7%
1,500	@@	ACE Ltd.	67,275
1,700		AFLAC, Inc.	73,576
4,200		Allstate Corp.	250,950
400		Ambac Financial Group, Inc.	27,904
8,200		American Intl. Group, Inc.	476,420
1,400		Aon Corp.	35,056
1,190		Chubb Corp.	101,876
800		CIGNA Corp.	85,624
500		Cincinnati Financial Corp.	19,780
1,000		Hartford Financial Services Group, Inc.	74,780
500		Jefferson-Pilot Corp.	25,210
500		Lincoln National Corp.	23,460
600		Loews Corp.	46,500
600		MBIA, Inc.	35,586
4,560		MetLife, Inc.	204,926
590		MGIC Investment Corp.	38,480
900		Principal Financial Group, Inc.	37,710
1,000		Progressive Corp.	98,810
2,900		Prudential Financial, Inc.	190,414
700		Safeco Corp.	38,038
2,200		St. Paul Travelers Cos., Inc.	86,966
550		Torchmark Corp.	28,710
1,300		UnumProvident Corp.	23,816
860	@@	XL Capital Ltd.	64,001

			2,155,868

		Internet: 0.5%
1,800	@	eBay, Inc.	59,418
400	@	Monster Worldwide, Inc.	11,472
4,380	@	Symantec Corp.	95,221
4,100	@	Yahoo!, Inc.	142,065

			308,176

		Iron/Steel: 0.1%
800		Nucor Corp.	36,496
700		United States Steel Corp.	24,059

			60,555

		Leisure Time: 0.3%
300		Brunswick Corp.	12,996
1,700		Carnival Corp.	92,735
1,100		Harley-Davidson, Inc.	54,560
300		Sabre Holdings Corp. — Class A	5,985

			166,276

		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	28,828
1,700		Hilton Hotels Corp.	40,545
700		Marriott Intl., Inc.	47,754
500		Starwood Hotels & Resorts Worldwide, Inc.	29,285

			146,412

		Machinery — Diversified: 0.1%
200		Cummins, Inc.	14,922
700		Deere & Co.	45,843
550		Rockwell Automation, Inc.	26,791

			87,556

		Media: 1.8%
7,000	@	Comcast Corp.	214,900
300		Gannett Co., Inc.	21,339
2,000		McGraw-Hill Cos., Inc.	88,500
100		Meredith Corp.	4,906
100		New York Times Co.	3,115
8,900		News Corp. — Class A	144,002
14,500	@	Time Warner, Inc.	242,295
100		Tribune Co.	3,518
400	@	Univision Communications, Inc.	11,020
5,000		Viacom, Inc.	160,100
6,400		Walt Disney Co.	161,152

			1,054,847

		Mining: 0.1%
500		Freeport-McMoRan Copper & Gold, Inc.	18,720
400		Phelps Dodge Corp.	37,000

			55,720

		Miscellaneous Manufacturing: 3.2%
2,600		3M Co.	187,980
300	@@	Cooper Industries Ltd.	19,170
1,450		Danaher Corp.	75,893
300		Dover Corp.	10,914
1,000		Eastman Kodak Co.	26,850
600		Eaton Corp.	35,940
33,400		General Electric Co.	1,157,310
4,500		Honeywell Intl., Inc.	164,835
850		Illinois Tool Works, Inc.	67,728
550	@@	Ingersoll-Rand Co.	39,243
300		ITT Industries, Inc.	29,289
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 8
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing (continued)
300		Pall Corp.	$9,108
400		Textron, Inc.	30,340
600	@@	Tyco Intl. Ltd.	17,520

			1,872,120

		Office/ Business Equipment: 0.2%
900		Pitney Bowes, Inc.	39,195
3,600	@	Xerox Corp.	49,644

			88,839

		Oil and Gas: 6.2%
300		Amerada Hess Corp.	31,953
700		Anadarko Petroleum Corp.	57,505
900		Apache Corp.	58,140
2,200		Burlington Resources, Inc.	121,528
10,600		ChevronTexaco Corp.	592,752
5,500		ConocoPhillips	316,195
2,500		Devon Energy Corp.	126,700
500		EOG Resources, Inc.	28,400
32,000		Exxon Mobil Corp.	1,839,039
250		Kerr-McGee Corp.	19,078
1,400		Marathon Oil Corp.	74,718
100	@@	Noble Corp.	6,151
1,600		Occidental Petroleum Corp.	123,088
300		Sunoco, Inc.	34,104
900	@,@@	Transocean, Inc.	48,573
1,100		Unocal Corp.	71,555
1,300		Valero Energy Corp.	102,843

			3,652,322

		Oil and Gas Services: 0.1%
100		BJ Services Co.	5,248
1,100		Halliburton Co.	52,602
200	@	National-Oilwell, Inc.	9,508

			67,358

		Packaging and Containers: 0.1%
500		Ball Corp.	17,980
200	@	Pactiv Corp.	4,316
300	@	Sealed Air Corp.	14,937

			37,233

		Pharmaceuticals: 3.8%
500		Allergan, Inc.	42,620
600		Amerisourcebergen Corp.	41,490
3,000		Bristol-Myers Squibb Co.	74,940
2,600		Cardinal Health, Inc.	149,708
2,830	@	Caremark Rx, Inc.	125,992
300		Eli Lilly & Co.	16,713
400	@	Express Scripts, Inc.	19,992
100	@	Forest Laboratories, Inc.	3,885
1,300	@	Gilead Sciences, Inc.	57,187
400	@	Hospira, Inc.	15,600
500	@	King Pharmaceuticals, Inc.	5,210
900	@	Medco Health Solutions, Inc.	48,024
6,800		Merck & Co., Inc.	209,440
38,800		Pfizer, Inc.	1,070,103
7,650		Schering-Plough Corp.	145,809
4,200		Wyeth	186,900

			2,213,613

		Pipelines: 0.1%
800		El Paso Corp.	9,216
200		Kinder Morgan, Inc.	16,640
1,300		Williams Cos., Inc.	24,700

			50,556

		Real Estate Investment Trusts: 0.3%
500		Apartment Investment & Management Co.	20,460
1,200		Equity Office Properties Trust	39,720
900		Equity Residential	33,138
500		Plum Creek Timber Co., Inc.	18,150
300		ProLogis	12,072
700		Simon Property Group, Inc.	50,743

			174,283

		Retail: 4.3%
200	@	Autonation, Inc.	4,104
1,200	@	Bed Bath & Beyond, Inc.	50,136
1,700		Best Buy Co., Inc.	116,535
1,100		Circuit City Stores, Inc.	19,019
1,450		Costco Wholesale Corp.	64,989
200		CVS Corp.	5,814
900		Darden Restaurants, Inc.	29,682
400		Dillard’s, Inc.	9,368
400		Family Dollar Stores	10,440
900		Federated Department Stores, Inc.	65,952
2,600		Gap, Inc.	51,350
11,300		Home Depot, Inc.	439,570
1,500		J.C. Penney Co., Inc. Holding Co.	78,870
100	@	Kohl’s Corp.	5,591
100		Limited Brands, Inc.	2,142
1,200		Lowe’s Cos., Inc.	69,864
400		May Department Stores Co.	16,064
4,000		McDonald’s Corp.	111,000
500		Nordstrom, Inc.	33,985
100	@	Office Depot, Inc.	2,284
590	@	Sears Holdings Corp.	88,423
4,500		Staples, Inc.	95,940
1,500	@	Starbucks Corp.	77,490
2,750		Target Corp.	149,628
1,700		TJX Cos., Inc.	41,395
800	@	Toys “R” Us, Inc.	21,184
10,600		Wal-Mart Stores, Inc.	510,919
6,370		Walgreen Co.	292,956
600		Wendy’s Intl., Inc.	28,590
900		Yum! Brands, Inc.	46,872

			2,540,156

		Savings and Loans: 0.3%
900		Golden West Financial Corp.	57,942
2,600		Washington Mutual, Inc.	105,794

			163,736

		Semiconductors: 2.4%
1,600	@	Altera Corp.	31,712
1,400		Analog Devices, Inc.	52,234
5,100		Applied Materials, Inc.	82,518
900	@	Broadcom Corp.	31,959
1,100	@	Freescale Semiconductor, Inc.	23,298
32,700		Intel Corp.	852,162
600		KLA-Tencor Corp.	26,220
1,300		Linear Technology Corp.	47,697
1,000		Maxim Integrated Products, Inc.	38,210
1,200		National Semiconductor Corp.	26,436
50	@	Novellus Systems, Inc.	1,236
700	@	Nvidia Corp.	18,704
400	@	QLogic Corp.	12,348
5,200		Texas Instruments, Inc.	145,964

			1,390,698

		Software: 3.0%
2,900		Adobe Systems, Inc.	82,998
1,400		Autodesk, Inc.	48,118
1,700		Automatic Data Processing, Inc.	71,349
1,300	@	BMC Software, Inc.	23,335
700	@	Citrix Systems, Inc.	15,162
850		Computer Associates Intl., Inc.	23,358
2,200	@	Compuware Corp.	15,818
1,000	@	Electronic Arts, Inc.	56,610
2,500		First Data Corp.	100,350
900	@	Fiserv, Inc.	38,655
900		IMS Health, Inc.	22,293
See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 8
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited) (continued)

Shares			Value

		Software (continued)
800	@	Intuit, Inc.	$36,088
300	@	Mercury Interactive Corp.	11,508
31,300		Microsoft Corp.	777,492
2,200	@	Novell, Inc.	13,640
27,400	@	Oracle Corp.	361,680
600	@	Parametric Technology Corp.	3,828
1,700		Siebel Systems, Inc.	15,130
1,700	@	Veritas Software Corp.	41,480

			1,758,892

		Telecommunications: 3.6%
1,000		Alltel Corp.	62,280
3,000		AT&T Corp.	57,120
1,800	@	Avaya, Inc.	14,976
5,600		BellSouth Corp.	148,792
400		CenturyTel, Inc.	13,852
22,000	@	Cisco Systems, Inc.	420,420
1,000		Citizens Communications Co.	13,440
800	@	Comverse Technology, Inc.	18,920
2,250	@	Corning, Inc.	37,395
12,700		Motorola, Inc.	231,902
3,900	@	Nextel Communications, Inc.	126,009
5,100		QUALCOMM, Inc.	168,351
10,100		SBC Communications, Inc.	239,875
900		Scientific-Atlanta, Inc.	29,943
600		Sprint Corp.	15,054
1,900	@	Tellabs, Inc.	16,530
14,400		Verizon Communications, Inc.	497,520

			2,112,379

		Textiles: 0.1%
800		Cintas Corp.	30,880

			30,880

		Toys/Games/Hobbies: 0.1%
1,000		Hasbro, Inc.	20,790
1,300		Mattel, Inc.	23,790

			44,580

		Transportation: 0.9%
1,400		Burlington Northern Santa Fe Corp.	65,912
1,200		CSX Corp.	51,192
1,000		FedEx Corp.	81,010
1,300		Norfolk Southern Corp.	40,248
800		Union Pacific Corp.	51,840
3,400		United Parcel Service, Inc.	235,144

			525,346

		Total Common Stock (Cost $37,456,045)	37,224,438

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.2%
		Federal National Mortgage Association: 5.6%
$4,417,000		4.750%, due 05/15/12	$3,317,406

			3,317,406

		Other U.S. Agency Obligations: 13.6%
4,630,000		FICO STRIP, 4.650%, due 03/26/12	3,513,489
1,158,000		FICO STRIP, 4.660%, due 05/02/12	874,834
3,331,000		FICO STRIP, 4.670%, due 05/11/12	2,513,666
1,400,000		FICO STRIP, 4.680%, due 06/06/12	1,053,028

			7,955,017

		Total U.S. Government Agency Obligations (Cost $11,287,644)	11,272,423

U.S. TREASURY OBLIGATIONS: 17.7%
		U.S. Treasury STRIP: 17.7%
9,800,000		3.880%, due 08/15/12	7,453,517
3,800,000		4.310%, due 05/15/12	2,921,976

		Total U.S. Treasury Obligations (Cost $10,392,204)	10,375,493

		Total Long-Term Investments (Cost $59,135,893)	58,872,354

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
112,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $112,010 to be received upon repurchase (Collateralized by $115,000 Federal Home Loan Bank, 6.000%, Market Value plus accrued interest $116,166, due 11/15/24)	$112,000

		Total Short-Term Investments (Cost $112,000)	112,000

Total Investments In Securities (Cost $59,247,893)*	100.6%	$58,984,354
Other Assets and Liabilities-Net	(0.6)	(373,254)

Net Assets	100.0%	$58,611,100

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $59,251,089. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$454,938
Gross Unrealized Depreciation	(721,673)

Net Unrealized Depreciation	$(266,735)

See Accompanying Notes to Financial Statements

ING GET U.S. Core Portfolio Series 9
PORTFOLIO OF INVESTMENTS
as of June 30, 2005 (Unaudited)

Industry Type*
as of June 30, 2005
(as a percent of net assets)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATION: 3.4%
	Federal Home Loan Bank: 3.4%
$1,000,000	3.224%, due 07/26/05	$999,968

	Total U.S. Government Agency Obligations (Cost $999,969)	999,968

SHORT-TERM INVESTMENTS: 96.5%
	Certificate of Deposit: 3.1
900,000	Washington Mutual Bank FA, 0.230%, due 07/05/05	899,954

	Total Certificate of Deposit (Cost $899,963)	899,954

	Commercial Paper: 76.6%
800,000	Alliance & Leicester PLC, 3.230%, due 07/07/05	799,498
1,100,000	Barton Capital Corp., 3.250%, due 07/08/05	1,099,206
1,000,000	CBA Finance, 3.240%, due 08/08/05	996,501
1,100,000	Ceisco, 3.200%, due 07/01/05	1,099,902
1,000,000	Concord Minutemen Cap Co., 3.250%, due 08/10/05	996,310
1,100,000	Credit Suisse First Boston, 3.250%, due 07/05/05	1,099,503
1,000,000	Crown Point Capital Co. LLC, 3.250%, due 07/15/05	998,646
1,100,000	Eddison Asset Securitization, 3.220%, due 07/05/05	1,099,508
1,000,000	Ixis Commercial, 3.250%, due 07/11/05	999,007
1,000,000	Jupiter Securities, 3.200%, due 07/15/05	998,667
1,100,000	Merrill Lynch & Co., 3.230%, due 07/05/05	1,099,507
1,000,000	Morgan Stanley, 3.260%, due 08/09/05	996,389
1,000,000	Old Line Funding Corp., 3.210%, due 07/26/05	997,689
730,000	Park Avenue Receivables, 3.200%, due 07/15/05	729,027
1,100,000	RaboBank USA Finance, 3.170%, due 07/01/05	1,099,903
1,000,000	Saint German Holdings, Ltd., 3.260%, due 07/13/05	998,823
1,000,000	Thunder Bay Funding, 3.210%, due 07/18/05	998,400
1,100,000	Total Capital, 3.130%, due 07/01/05	1,099,903
1,100,000	UBS Finance, 3.150%, due 07/01/05	1,099,903
1,000,000	Verizon Global Funding Corp., 3.180%, due 07/11/05	999,028
900,000	Westpac Trust Securities, Ltd., 3.270%, due 07/11/05	899,101
1,000,000	Windmill Funding Corp., 3.210%, due 07/26/05	997,689

	Total Commercial Paper (Cost $22,204,096)	22,202,110

	Repurchase Agreement: 16.1%
4,686,000	Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $4,686,435 to be received upon repurchase (Collateralized by $4,494,000 United States Treasury, 4.750%, Market Value plus accrued interest $4,779,987, due 05/15/14)	4,686,000

	Total Repurchase Agreement (Cost $4,686,000)	4,686,000

Total Investments In Securities (Cost $28,790,028)*	99.2%	$28,788,032
Other Assets and Liabilities-Net	0.8	242,522

Net Assets	100.0%	$29,030,554

*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,996)

Net Unrealized Depreciation	$(1,996)

See Accompanying Notes to Financial Statements

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
Administrator
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
Distributor
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444
Transfer Agent
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141
Custodian
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746
Legal Counsel
Dechert LLP
30 Rockefeller Plaza
New York, New York 10112
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGCORE (0605-081505)

Funds

Semi-Annual Report

June 30, 2005

ING VP Global Equity Dividend Portfolio

(Formerly, ING VP Worldwide Growth Portfolio)

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
July 27, 2005

(1) Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the
	Value	Value	Six Months Ended
	January 1, 2005	June 30, 2005	June 30, 2005*

Actual	$1,000.00	$969.30	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*	Expenses are equal to the Portfolio’s annualized expense ratios of 1.15%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities at value*	$55,259,191
Cash	1,685,973
Foreign currencies at value**	30,538

Receivables:
Investment securities sold	68,189
Dividends and interest	226,409
Prepaid expenses	3,182
Reimbursement due from manager	10,804

Total assets	57,284,286

LIABILITIES:
Payable for investment securities purchased	1,435,724
Payable to affiliates	45,960
Payable for trustee fees	7,687
Other accrued expenses and liabilities	54,903

Total liabilities	1,544,274

NET ASSETS (equivalent to $7.28 per share on 7,655,580 shares outstanding)	$55,740,012

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.001 par value (unlimited shares authorized)	$55,980,802
Undistributed net investment income	705,426
Accumulated net realized loss on investments and foreign currency related transactions	(1,784,637)
Net unrealized appreciation on investments and foreign currency related transactions	838,421

NET ASSETS	$55,740,012

* Cost of investments in securities	$54,417,753
** Cost of foreign currencies	$30,940

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$975,435
Interest	109,321

Total investment income	1,084,756

EXPENSES:
Investment management fees	279,365
Shareholder reporting expense	24,415
Registration fees	1,200
Professional fees	10,455
Custody and accounting expense	21,996
Trustee fees	2,722
Miscellaneous expense	4,698

Total expenses	344,851
Net waived and reimbursed fees	(23,336)

Net expenses	321,515

Net investment income	763,241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	2,741,601
Foreign currency related transactions	(59,733)

Net realized gain on investments and foreign currency related transactions	2,681,868

Net change in unrealized appreciation or depreciation on:
Investments	(5,236,087)
Foreign currency related transactions	(9,157)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(5,245,244)

Net realized and unrealized loss on investments and foreign currency related transactions	(2,563,376)

Decrease in net assets resulting from operations	$(1,800,135)

* Foreign taxes withheld	$94,515

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months	Year Ended
	Ended June 30,	December 31,
	2005	2004

FROM OPERATIONS:
Net investment income	$763,241	$336,893
Net realized gain on investments and foreign currency related transactions	2,681,868	5,975,571
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(5,245,244)	(1,581,160)

Net increase (decrease) in net assets resulting from operations	(1,800,135)	4,731,304

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(373,866)	(415,809)

Total distributions	(373,866)	(415,809)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,304,366	10,448,919
Dividends reinvested	373,866	415,809

	6,678,232	10,864,728
Cost of shares redeemed	(5,705,572)	(8,990,591)

Net increase in net assets resulting from capital share transactions	972,660	1,874,137

Net increase (decrease) in net assets	(1,201,341)	6,189,632

NET ASSETS:
Beginning of period	56,941,353	50,751,721

End of period	$55,740,012	$56,941,353

Undistributed net investment income at end of period	$705,426	$316,051

See Accompanying Notes to Financial Statements

7

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months					April 28,
	Ended	Year Ended December 31,				2000(1) to
	June 30,					December 31,
	2005	2004	2003	2002	2001	2000

Per Share Operating Performance:
Net asset value, beginning of period	$7.56	6.96	5.39	7.18	8.81	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.10	0.04	0.01	0.00 *	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$(0.33)	0.61	1.56	(1.79)	(1.62)	(1.16)
Total from investment operations	$(0.23)	0.65	1.57	(1.79)	(1.63)	(1.16)

Less distributions from:
Net investment income	$0.05	0.05	—	0.00 *	—	—
Net realized gains on investments	$—	—	—	—	—	0.02
In excess of net realized gains on investments	$—	—	—	—	—	0.01
Total distributions	$0.05	0.05	—	0.00 *	—	0.03
Net asset value, end of the period	$7.28	7.56	6.96	5.39	7.18	8.81

Total Return(2)%	(3.07)	9.44	29.13	(24.92)	(18.50)	(11.62)

Ratios and Supplemental Data:
Net assets, end of the period (000’s)	$55,740	56,941	50,752	27,745	23,983	10,257

Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.15	1.23	1.23	1.23	1.23	1.23
Net expenses after expense reimbursement/ recoupment prior to brokerage commission recapture (3)(4)%	1.15	1.23	1.23	1.23	1.23	1.23
Gross expenses prior to expense reimbursement/ recoupment and brokerage commission recapture(4)%	1.23	1.20	1.75	2.07	2.97	2.97
Net investment income (loss) after expense reimbursement/ recoupment and brokerage commission recapture(3)(4)%	2.73	0.62	0.23	(0.01)	(0.15)	(0.11)
Portfolio turnover rate %	140	122	111	279	252	11

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investment, LLC within three years.

(4) Annualized for periods less than one year.

 *  Per share amount is less than $0.01.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as amended, as an open-end management investment company. There are ten separate investment series which comprise the Trust. The one that is in this report is the ING VP Global Equity Dividend Portfolio (formerly, ING VP Worldwide Growth Portfolio, the “Portfolio”), a non-diversified series of the Trust. The Portfolio commenced operations on April 28, 2000. The investment objective of the Portfolio is to seek growth of capital.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included on the Statement of Operations. These instruments involve market

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet in terms of their contracts and from movement in currency and securities values and interest rates.

E.	Distributions to Shareholders. Dividends from net investment income and net realized gains, if any are declared and paid quarterly by the Portfolio. Distributions are determined annually in accordance with federal tax principles which may differ from accounting principles generally accepted in the United States of America for investment companies. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

F.	Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G	Use of Estimates. Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.	Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral and it might incur disposition costs in liquidating the collateral.

I.	Securities Lending. The Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. No securities were on loan at June 30, 2005.

NOTE 3 — INVESTMENT MANAGEMENT FEE

ING Investments, LLC (the “Investment Manager”) is the Investment Manager of the Portfolio. The Portfolio pays the Investment Manager for its services under the Management Agreement, a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Portfolio.

The Investment Manager has entered into an Expense Limitation Agreement with the Portfolio, under which it will limit expenses of the Portfolio to the extent of 1.23% of the value of the Portfolio’s average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT FEE (continued)

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Manager may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statement of Operations.

Effective January 1, 2005, pursuant to a side agreement the Investment Manager has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. If after December 31, 2005, the Investment Manager elects not to renew the side agreement, the expense limit will revert to the limitation under the Portfolio’s expense limitation agreement of 1.23%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

As of June 30, 2005, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

June 30,

2006	2007	2008	Total

$246,394	$95,727	$—	$342,121

Effective April 29, 2005 ING Investment Management Advisors B.V. (“IIM BV”) became sub-adviser to the Portfolio. Prior to April 29, 2005, the Portfolio was sub-advised by ING Investment Management Co.

The Investment Manager entered into a Sub-Advisory Agreement with IIM BV for the Portfolio.

ING Funds Services, LLC (the “Administrator”) serves as Administrator to the Portfolio. There is no fee paid to the Administrator.

The Investment Manager, IIM BV, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Manager may direct the Portfolio’s portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Portfolio. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

At June 30, 2005, the Portfolio had $45,960 recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities for accrued investment management fees.

The Portfolio has adopted a Retirement Policy covering all Independent Trustees of the Portfolio who will have served as an Independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2005, excluding short-term securities, were $77,829,024 and $76,282,239, respectively.

NOTE 6 — LINE OF CREDIT

The Portfolio, in addition to certain other funds managed by the Investment Manager, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Portfolio utilized the line of credit for nine days

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 6 — LINE OF CREDIT (continued)

with an approximate average daily balance of $2,812,000 at an approximate weighted average interest rate of 3.50% during the six months ended June 30, 2005.

NOTE 7 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

	Six Months Ended
	June 30, 2005

	Shares	Amount

Shares sold	856,779	$6,304,366
Dividends reinvested	51,285	373,866
Shares redeemed	(783,021)	(5,705,572)

Net increase	125,043	$972,660

	Year Ended
	December 31, 2004

	Shares	Amount

Shares sold	1,476,514	$10,448,919
Dividends reinvested	57,709	415,809
Shares redeemed	(1,299,185)	(8,990,591)

Net increase	235,038	$1,874,137

NOTE 8 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. The Portfolio makes significant investments in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

Non-Diversified. The Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

Dividends to shareholders from ordinary income for the six months ended June 30, 2005 and the year ended December 31, 2004, were $373,866 and $415,809, respectively.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

Undistributed	Unrealized	Capital
Ordinary	Appreciation	Loss	Expiration
Income	(Depreciation)	Carryforwards	Dates

$$320,321	$5,411,206	$(3,793,860)	2010

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 11 — SUBSEQUENT EVENT

Dividends: Subsequent to June 30, 2005, the Portfolio declared dividends and distributions of $0.0779 per share from net investment income payable July 6, 2005, and recorded June 30, 2005.

15

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Country Allocation*

as of June 30, 2005
(as a percent of net assets)

Shares		Value

COMMON STOCK: 95.8%
	Australia: 7.1%
32,160	Australia & New Zealand Banking Group Ltd.	$531,786
43,940	Coca-Cola Amatil Ltd.	263,828
144,658	Foster’s Group Ltd.	585,445
41,754	Santos Ltd.	358,716
21,185	St. George Bank Ltd.	422,170
65,902	Stockland	276,639
17,598	Suncorp-Metway Ltd.	269,122
26,398	TABCorp. Holdings Ltd.	329,189
11,272	Wesfarmers Ltd.	341,905
41,063	Westfield Group	553,988

		3,932,788

	Belgium: 1.9%
15,148	Belgacom SA	516,483
19,315	Fortis	534,508

		1,050,991

	Bermuda: 0.4%
6,000	Frontline Ltd.	238,124

		238,124

	Brazil: 1.5%
15,089	Cia Siderurgica Nacional SA ADR	243,687
12,300	Petroleo Brasileiro SA ADR	566,292

		809,979

	Canada: 2.6%
7,317	Enerplus Resources Fund	279,509
3,586	Fording Canadian Coal Trust	330,630
297	Fording Canadian Coal Trust	27,202
7,000	Manitoba Telecom Services, Inc.	266,901
21,343	TransCanada Corp.	561,805

		1,466,047

	China: 1.8%
584,000	Huaneng Power Intl., Inc.	428,119
814,000	PetroChina Co., Ltd.	598,009

		1,026,128

	Denmark: 2.0%
18,000	Danske Bank A/S ADR	540,831
13,300	TDC A/S	569,631

		1,110,462

	Finland: 0.9%
27,400	UPM-Kymmene Oyj	524,636

		524,636

	France: 1.4%
11,189	PagesJaunes SA	261,572
5,262	Societe Generale	533,804

		795,376

	Germany: 0.9%
27,982	Deutsche Telekom AG	515,756

		515,756

	Greece: 0.6%
11,000	Greek Organization of Footbal Prognostics SA	317,929

		317,929

	Hong Kong: 1.8%
97,000	Citic Pacific Ltd.	282,958
72,500	CLP Holdings Ltd.	415,275
110,000	Hong Kong Exchanges and Clearing Ltd.	283,647

		981,880

	Indonesia: 0.5%
1,932,500	Bank Mandiri Persero Tbk PT	296,162

		296,162

	Ireland: 1.0%
24,770	Allied Irish Banks PLC	532,970

		532,970

	Israel: 0.5%
96,393	Bank Hapoalim Ltd.	302,649

		302,649

	Italy: 6.3%
65,603	Enel S.p.A.	572,735
33,149	ENI S.p.A.	852,104
27,556	Riunione Adriatica di Sicurta S.p.A.	535,761
98,075	Snam Rete Gas S.p.A.	524,396
197,937	Telecom Italia SpA	512,197
101,195	UniCredito Italiano S.p.A.	533,745

		3,530,938

	Netherlands: 3.5%
22,185	ABN AMRO Holding NV	545,260
13,385	Akzo Nobel NV	526,564
3,371	Rodamco Europe NV	276,209
8,896	Royal Dutch Petroleum Co.	578,558

		1,926,591

	New Zealand: 2.8%
378,103	Telecom Corp. of New Zealand Ltd.	1,581,767

		1,581,767

	Norway: 1.0%
53,600	DNB NOR ASA	557,143

		557,143

See Accompanying Notes to Financial Statements

16

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Panama: 0.3%
8,800		Banco Latinoamericano de Exportaciones SA	$157,960

			157,960

		Singapore: 1.0%
68,000		United Overseas Bank Ltd.	571,384
6,000		United Overseas Land Ltd	8,094

			579,478

		South Africa: 1.4%
127,677		FirstRand Ltd.	264,864
6,064		Impala Platinum Holdings Ltd.	540,611

			805,475

		South Korea: 2.5%
17,620		Korea Electric Power Corp.	538,222
12,400		KT Corp. ADR	266,600
7,280		KT&G Corp.	284,008
3,520		S-Oil Corp.	280,591

			1,369,421

		Spain: 1.0%
23,835		Endesa SA	554,261

			554,261

		Sweden: 3.5%
26,200		ForeningsSparbanken AB	574,609
612	@	Sandvik AB	31,976
13,288		Sandvik AB	492,881
25,000		Skanska AB	308,165
12,800		Volvo AB	519,710

			1,927,341

		Taiwan: 1.0%
59,418		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	541,895

			541,895

		Thailand: 0.9%
108,300		Advanced Info Service PCL	255,889
44,100		Siam Cement PCL	257,789

			513,678

		United Kingdom: 11.8%
33,481		Alliance & Leicester PLC	523,208
43,318		Barratt Developments PLC	555,572
28,534		BOC Group PLC	512,204
47,089		Boots Group PLC	513,010
122,420		Centrica PLC	507,151
36,072		Diageo PLC	530,877
190,229		Dixons Group PLC	533,479
38,548		Gallaher Group PLC	572,227
21,210		GlaxoSmithKline PLC	512,723
35,294		Kelda Group PLC	441,228
21,337		Provident Financial PLC	274,380
107,808		Rank Group PLC	518,063
31,945		Severn Trent PLC	580,955

			6,575,077

		United States: 33.9%
12,625		Altria Group, Inc.	816,332
9,610		Ameren Corp.	531,433
15,000		American Capital Strategies Ltd.	541,650
9,394		Arthur J Gallagher & Co.	254,859
16,758		Bank of America Corp.	764,331
26,691		Bristol-Myers Squibb Co.	666,741
8,648		ChevronTexaco Corp.	483,596
16,535		Citigroup, Inc.	764,412
47,365		Citizens Communications Co.	636,585
25,511		ConAgra Foods, Inc.	590,835
6,452		Deluxe Corp.	261,951
5,800		Developers Diversified Realty Corp.	266,568
10,300		Duke Realty Corp.	326,098
12,358		First Horizon National Corp.	521,508
6,267		General Maritime Corp.	265,721
10,000		Health Care Property Investors, Inc.	270,400
6,100		Hospitality Properties Trust	268,827
13,653		IMPAC Mortgage Holdings, Inc.	254,628
6,249		iStar Financial, Inc.	259,896
15,889		KeyCorp	526,720
5,400		Kinder Morgan Energy Partners LP	274,968
6,707		Kinder Morgan, Inc.	558,022
6,600		Liberty Property Trust	292,446
23,126		Merck & Co., Inc.	712,281
14,077		New York Community Bancorp, Inc.	255,075
9,100		Oneok, Inc.	297,115
12,321		Packaging Corp. of America	259,357
11,778		Progress Energy, Inc.	532,837
9,394		Public Service Enterprise Group, Inc.	571,342
4,930		Rayonier, Inc.	261,438
25,400		Regal Entertainment Group	479,552
7,160		Reynolds American, Inc.	564,208
28,785		Sara Lee Corp.	570,231
26,422		SBC Communications Inc.	627,523
7,600		Simon Property Group, Inc.	550,924
15,265		Southern Co.	529,238
9,154		Thornburg Mortgage, Inc.	266,656
17,648		U.S. Bancorp	515,322
11,500		United Dominion Realty Trust, Inc.	276,575
15,585		UST, Inc.	711,611
12,498		Washington Mutual, Inc.	508,544

			18,888,356

		Total Common Stock (Cost $52,608,206)	53,411,258

EQUITY LINKED SECURITIES: 2.4%
		Luxembourg: 0.8%
16,599		Hero Honda Motors Ltd.	220,435
34,500		Hindustan Petroleum Corp.	242,880

			463,315

		Taiwan: 1.6%
159,700		Acer, Inc.	316,206
517,000		China Steel Corp.	540,294

			856,500

		Total Equity Linked Securities (Cost $1,301,486)	1,319,815

WARRANTS: 0.9%
		Luxembourg: 0.9%
124,000		Formosa Chemicals & Fibre Corp., expires 11/04/05	279,298
377,000		Mega Financial Holding Co. Ltd., expires 01/26/07	248,820

			528,118

		Total Warrants (Cost $508,061)	528,118

Total Investments In Securities (Cost $54,417,753)*	99.1%	$55,259,191
Other Assets and Liabilities-Net	0.9	480,821

Net Assets	100.0%	$55,740,012

See Accompanying Notes to Financial Statements

17

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).
@	Non-income producing security
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $54,524,471. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,845,801
Gross Unrealized Depreciation	(1,111,081)

Net Unrealized Appreciation	$734,720

Percentage of
Industry	Net Assets

Advertising	0.5%
Agriculture	5.2
Auto Manufacturers	0.9
Auto Parts and Equipment	0.4
Banks	17.9
Beverages	2.5
Building Materials	0.5
Chemicals	2.4
Coal	0.6
Commercial Services	1.4
Computers	0.6
Diversified Financial Services	2.8
Electric	8.2
Engineering and Construction	0.6
Entertainment	2.1
Food	2.1
Forest Products and Paper	1.4
Gas	2.4
Hand/ Machine Tools	0.9
Holding Companies — Diversified	0.5
Home Builders	1.0
Insurance	1.5
Investment Companies	1.0
Iron/Steel	1.4
Mining	1.0
Miscellaneous Manufacturing	0.6
Oil and Gas	7.6
Packaging and Containers	0.5
Pharmaceuticals	3.4
Pipelines	2.5
Real Estate	1.5
Real Estate Investment Trusts	5.9
Retail	1.9
Savings and Loans	1.4
Semiconductors	1.0
Telecommunications	10.3
Transportation	0.9
Water	1.8
Other Assets and Liabilities, Net	0.9

Net Assets	100.0%

See Accompanying Notes to Financial Statements

18

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGED (0605-081505)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 25, 2005

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	August 25, 2005